Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	L 3 COMMUNICATIONS HOLDINGS INC
Entity Central Index Key	0001056239
Document Type	8-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 764	$ 607
Billed receivables, net of allowances of $25 in 2011 and $32 in 2010	1,103	1,164
Contracts in process	2,351	2,264
Inventories	317	303
Deferred income taxes	132	150
Other current assets	191	181
Assets of discontinued operations	1,729	1,762
Total current assets	6,587	6,431
Property, plant and equipment, net	921	909
Goodwill	7,472	7,505
Identifiable intangible assets	308	357
Deferred debt issue costs	33	39
Other assets	176	210
Total assets	15,497	15,451
Current liabilities:
Current portion of long-term debt		11
Accounts payable, trade	395	428
Accrued employment costs	563	586
Accrued expenses	543	493
Advance payments and billings in excess of costs incurred	537	564
Income taxes	40	49
Other current liabilities	388	375
Liabilities of discontinued operations	351	349
Total current liabilities	2,817	2,855
Pension and postretirement benefits	1,137	943
Deferred income taxes	335	259
Other liabilities	359	413
Long-term debt	4,125	4,126
Total liabilities	8,773	8,596
Commitments and contingencies (see Note19)
L-3 shareholders' equity:
L-3 Communications Holdings, Inc's common stock: $.01 par value; 300,000,000 shares authorized, 98,979,411 shares outstanding at December 31, 2011 and 108,623,509 shares outstanding at December 31, 2010 (L-3 Communications Corporation's common stock: $.01 par value, 100 shares authorized, issued and outstanding)	5,064	4,801
L-3 Communications Holdings, Inc's treasury stock (at cost), 45,314,918 shares at December 31, 2011 and 32,037,454 shares at December 31, 2010	(3,616)	(2,658)
Retained earnings	5,641	4,877
Accumulated other comprehensive loss	(454)	(256)
Total L-3 shareholders' equity	6,635	6,764
Noncontrolling interests of continuing operations	79	83
Noncontrolling interests of discontinued operations	10	8
Total equity	6,724	6,855
Total liabilities and equity	$ 15,497	$ 15,451

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net allowances for billed receivables	$ 25	$ 32
Treasury stock at cost, shares	45,314,918	32,037,454
L-3 Holdings (Parent)
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares outstanding	98,979,411	108,623,509
L-3 Communications
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	100	100
Common stock, shares issued	100	100
Common stock, shares outstanding	100	100

Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Products	$ 7,552	$ 7,580	$ 7,502
Services	5,606	5,810	5,645
Total net sales	13,158	13,390	13,147
Cost of sales:
Products	6,673	6,665	6,666
Services	5,043	5,240	5,114
Total cost of sales	11,716	11,905	11,780
Impairment charge	43
Operating income	1,399	1,485	1,367
Interest and other income, net		21	19
Interest expense	204	236	245
Debt retirement charge	35	18	10
Income from continuing operations before income taxes	1,160	1,252	1,131
Provision for income taxes	296	428	374
Income from continuing operations	864	824	757
Income from discontinued operations, net of tax	104	142	154
Net income	968	966	911
Less: Net income attributable to noncontrolling interests	12	11	10
Net income attributable to L-3	956	955	901
Less: Net income allocable to participating securities	2	5	8
Net income allocable to L-3 Holdings' common shareholders	$ 954	$ 950	$ 893
Basic earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 8.17	$ 7.09	$ 6.34
Discontinued operations	$ 0.97	$ 1.22	$ 1.31
Basic earnings per share	$ 9.14	$ 8.31	$ 7.65
Diluted earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 8.08	$ 7.04	$ 6.3
Discontinued operations	$ 0.95	$ 1.21	$ 1.31
Diluted earnings per share	$ 9.03	$ 8.25	$ 7.61
Cash dividends paid per common share	$ 1.8	$ 1.6	$ 1.4
L-3 Holdings' weighted average common shares outstanding:
Basic	104.4	114.3	116.8
Diluted	105.6	115.1	117.4

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 968		$ 966		$ 911
Other comprehensive (loss) income:
Foreign currency translation adjustments	(28)		6		117
Unrealized (losses) gains on hedging instruments	(10)	[1]	5	[1]
Pension and postretirement benefit plans:
Amortization of net loss and prior service cost previously recognized	30	[2]	25	[2]	31	[2]
Net prior service (costs) credit arising during the period	(1)	[3]	19	[3]	(1)	[3]
Net (loss) gain arising during the period	(189)	[4]	(145)	[4]	19	[4]
Net change in pension and postretirement benefit plans	(160)		(101)		49
Total other comprehensive (loss) income	(198)		(90)		166
Comprehensive income	770		876		1,077
Less: Comprehensive income attributable to noncontrolling interests	12		11		10
Comprehensive income attributable to L-3	$ 758		$ 865		$ 1,067

[1]	Net of income tax benefit of $7 in 2011, and income taxes of $4 in 2010
[2]	Net of income taxes of $18 in 2011, $16 in 2010 and $21 in 2009
[3]	Net of an income tax benefit of $1 in 2011, income taxes of $12 in 2010, and an income tax benefit of $1 in 2009
[4]	Net of an income tax benefit of $87 in 2011 and $97 in 2010, and income taxes of $13 in 2009

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive Income [Abstract]
Income tax effect on unrealized gains (losses) on hedging instruments	$ (7)	$ 4
Income tax effect on amortization of net loss and prior service cost previously recognized	18	16	21
Income tax effect on net prior service credit (costs) arising during the period	(1)	12	(1)
Income tax effect on net gain (loss) arising during the period	$ (87)	$ (97)	$ 13

Consolidated Statements of Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	L-3 Holdings' Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interests
Beginning Balance at Dec. 31, 2008	$ 5,941	$ 1	$ 4,135	$ (1,319)	$ 3,373	$ (332)	$ 83
Beginning Balance, Shares at Dec. 31, 2008		118,600,000
Net income	911				901		10
Other comprehensive income (loss)	166					166
Distributions to noncontrolling interests	(8)						(8)
Recognition of noncontrolling interest in a consolidated subsidiary	8						8
Cash dividends paid on common stock ($1.40, $1.60 and $1.80 per share for the year 2009, 2010 and 2011, respectively)	(165)				(165)
Shares issued:
Employee savings plans	139		139
Employee savings plans, Shares		2,000,000
Exercise of stock options	28		28
Exercise of stock options, Shares		500,000
Employee stock purchase plan	70		70
Employee stock purchase plan, Shares		1,100,000
Stock-based compensation expense	74		74
Treasury stock purchased	(505)			(505)
Treasury stock purchased, Shares		(7,000,000)
Other	1		2		(1)
Other, Shares		200,000
Ending Balance at Dec. 31, 2009	6,660	1	4,448	(1,824)	4,108	(166)	93
Ending Balance, Shares at Dec. 31, 2009		115,400,000
Net income	966				955		11
Other comprehensive income (loss)	(90)					(90)
Distributions to noncontrolling interests	(13)						(13)
Cash dividends paid on common stock ($1.40, $1.60 and $1.80 per share for the year 2009, 2010 and 2011, respectively)	(184)				(184)
Shares issued:
Employee savings plans	143		143
Employee savings plans, Shares		1,800,000
Exercise of stock options	61		61
Exercise of stock options, Shares		1,000,000
Employee stock purchase plan	68		68
Employee stock purchase plan, Shares		1,000,000
Stock-based compensation expense	82		82
Treasury stock purchased	(834)			(834)
Treasury stock purchased, Shares		(11,000,000)
Other	(4)		(2)		(2)
Other, Shares		400,000
Ending Balance at Dec. 31, 2010	6,855	1	4,800	(2,658)	4,877	(256)	91
Ending Balance, Shares at Dec. 31, 2010		108,600,000
Net income	968				956		12
Other comprehensive income (loss)	(198)					(198)
Distributions to noncontrolling interests	(11)						(11)
Cash dividends paid on common stock ($1.40, $1.60 and $1.80 per share for the year 2009, 2010 and 2011, respectively)	(188)				(188)
Shares issued:
Employee savings plans	137		137
Employee savings plans, Shares		2,100,000
Exercise of stock options	18		18
Exercise of stock options, Shares	387,600	400,000
Employee stock purchase plan	46		46
Employee stock purchase plan, Shares		900,000
Stock-based compensation expense	64		64
Treasury stock purchased	(958)			(958)
Treasury stock purchased, Shares		(13,300,000)
Other	(9)		(2)		(4)		(3)
Other, Shares		300,000
Ending Balance at Dec. 31, 2011	$ 6,724	$ 1	$ 5,063	$ (3,616)	$ 5,641	$ (454)	$ 89
Ending Balance, Shares at Dec. 31, 2011		99,000,000

Consolidated Statements of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends paid on common stock, per share	$ 1.8	$ 1.6	$ 1.4
Retained Earnings
Cash dividends paid on common stock, per share	$ 1.8	$ 1.6	$ 1.4

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income	$ 968	$ 966	$ 911
Less: Income from discontinued operations, net of tax	104	142	154
Income from continuing operations	864	824	757
Depreciation of property, plant and equipment	167	158	149
Amortization of intangibles and other assets	63	54	49
Deferred income tax provision	124	109	69
Stock-based employee compensation expense	57	73	65
Contributions to employee savings plans in L-3 Holdings' common stock	113	115	109
Amortization of pension and postretirement benefit plans net loss and prior service cost	48	41	52
Amortization of bond discounts and deferred debt issue costs (included in interest expense)	13	36	34
Goodwill impairment charge	43
Equity in losses (earnings) of unconsolidated subsidiaries	12	(8)	(4)
Other non-cash items	11	5	1
Changes in operating assets and liabilities, excluding amounts from acquisitions, divestitures, and discontinued operations:
Billed receivables	(22)	(134)	(269)
Contracts in process	(87)	(154)	186
Inventories	(14)	2	14
Accounts payable, trade	(35)	(13)	(121)
Accrued employment costs	(23)	26	(1)
Accrued expenses	49	34	(24)
Advance payments and billings in excess of costs incurred	(26)	66	(39)
Income taxes	(18)	81	28
Excess income tax benefits related to share-based payment arrangements	(2)	(7)	(4)
Other current liabilities	11	15	118
Pension and postretirement benefits	(83)	(78)	43
All other operating activities	(34)	25	(65)
Net cash from operating activities from continuing operations	1,231	1,270	1,147
Investing activities:
Business acquisitions, net of cash acquired	(20)	(756)	(86)
Proceeds from sale of a business	1	2
Capital expenditures	(187)	(178)	(180)
Dispositions of property, plant and equipment	6	10	4
Investments in equity investees		(23)
Other investing activities	1	1
Net cash used in investing activities from continuing operations	(199)	(944)	(262)
Financing activities:
Proceeds from sale of senior notes	1,143	797	996
Repayment of borrowings under term loan facility			(650)
Redemption of senior subordinated notes	(1,150)	(800)	(750)
Redemption of CODES	(11)
Borrowings under revolving credit facility	625	13
Repayment of borrowings under revolving credit facility	(625)	(13)
Common stock repurchased	(958)	(834)	(505)
Dividends paid on L-3 Holdings' common stock	(188)	(184)	(165)
Proceeds from exercise of stock options	22	60	24
Proceeds from employee stock purchase plan	46	68	70
Debt issue costs	(11)	(7)	(22)
Excess income tax benefits related to share-based payment arrangements	2	7	4
Other financing activities	(14)	(24)	(6)
Net cash used in financing activities from continuing operations	(1,119)	(917)	(1,004)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(4)	(7)	19
Cash from (used in) discontinued operations:
Operating activities	253	191	260
Investing activities	(4)	(1)	(10)
Financing activities	(1)	(1)	(1)
Cash from discontinued operations	248	189	249
Net increase (decrease) in cash and cash equivalents	157	(409)	149
Cash and cash equivalents, beginning of the year	607	1,016	867
Cash and cash equivalents, end of the year	$ 764	$ 607	$ 1,016

Description of Business	12 Months Ended
Dec. 31, 2011
Description of Business [Abstract]
Description of Business

1. Description of Business

L-3 Communications Holdings, Inc. derives all of its operating income and cash flows from its wholly-owned subsidiary, L-3 Communications Corporation (L-3 Communications). L-3 Communications Holdings, Inc. (L-3 Holdings and, together with its subsidiaries, referred to herein as L-3 or the Company) is a prime contractor in Command, Control, Communications, Intelligence, Surveillance and Reconnaissance (C3 ISR) systems, aircraft modernization and maintenance, and national security solutions. L-3 is also a leading provider of a broad range of electronic systems used on military and commercial platforms. The Company’s customers include the United States (U.S.) Department of Defense (DoD) and its prime contractors, U.S. Government intelligence agencies, the U.S. Department of Homeland Security (DHS), U.S. Department of State (DoS), allied foreign governments, and domestic and foreign commercial customers.

On July 17, 2012, L-3 completed the spin-off of its subsidiary, Engility Holdings, Inc. (Engility) to L-3’s shareholders. The spin-off was a tax-free distribution to L-3 shareholders for U.S.federal tax purposes, except for cash received in lieu of fractional shares. L-3 shareholders of record on July 16, 2012 (the record date) received one share of Engility common stock for every six shares of L-3 common stock held on the record date. Engility began trading as an independent publicly traded company on the New York Stock Exchange on July 18, 2012.

Engility included the systems engineering and technical assistance (SETA), training and operational support services businesses that were part of L-3’s Government Services segment. L-3 retained the cyber security, intelligence, enterprise information technology (IT) and security solutions businesses that were also part of L-3’s Government Services segment, which was renamed National Security Solutions (NSS). The NSS businesses develop unique solutions to address growing challenges for DoD, U.S. Government intelligence agencies, and global security customers. As a result of the spin-off the assets, liabilities, noncontrolling interests, results of operations and cash flows of the Engility businesses have been reclassified as discontinued operations for all periods presented. See Note 4 for additional information.

The audited consolidated financial statements reflect certain reclassifications between the Electronic Systems and C3 ISR segments due to the realignment of a business unit’s management and organizational structure effective January 1, 2012. See Note 22 for the amount of prior period sales, operating income, and assets reclassified between segments. The audited consolidated financial statements also reflect L-3’s retrospective adoption of a new accounting standard that resulted in the presentation of comprehensive income in two separate, but consecutive statements, effective January 1, 2012. The adoption of this standard only changed how L-3 presents comprehensive income and did not impact L-3’s financial position, results of operations and cash flows. See Note 3 for additional information.

The Company has the following four reportable segments: (1) Electronic Systems, (2) C3ISR, (3) Aircraft Modernization and Maintenance (AM&M), and (4) NSS. Financial information with respect to each of the Company’s segments is included in Note 20. Electronic Systems provides a broad range of products and services, including components, products, subsystems and systems and related services to military and commercial customers in several niche markets across several business areas, including microwave, power & control systems, integrated sensor systems, aviation products, simulation & training, warrior systems, precision engagement, security & detection, space & propulsion, undersea warfare and marine services. C [3]ISR provides products and services for the global ISR market, C3 systems, networked communications systems and secure communications products. The Company believes that these products and services are critical elements for a substantial number of major command, control and communication, intelligence gathering and space systems. These products and services are used to connect a variety of airborne, space, ground and sea-based communication systems and are used in the transmission, processing, recording, monitoring, and dissemination functions of these communication systems. AM&M provides modernization, upgrades and sustainment, maintenance and logistics support services for military and various government aircraft and other platforms. The Company sells these services primarily to the DoD, the Canadian Department of Defense and other allied foreign governments. NSS provides a full range of cyber security, intelligence, enterprise information technology (IT) and security solutions services to the DoD, DoS, U.S. Government intelligence agencies and global security customers.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation: The accompanying financial statements comprise the consolidated financial statements of L-3 Holdings and L-3 Communications. L-3 Holdings’ only asset is its investment in the common stock of L-3 Communications, its wholly-owned subsidiary, and its only obligations are: (1) the 3% Convertible Contingent Debt Securities (CODES) due 2035, which were issued by L-3 Holdings on July 29, 2005, (2) its guarantee of borrowings under the Revolving Credit Facility of L-3 Communications and (3) its guarantee of other contractual obligations of L-3 Communications and its subsidiaries. L-3 Holdings’ obligations relating to the CODES have been jointly, severally, fully and unconditionally guaranteed by L-3 Communications and certain of its wholly-owned domestic subsidiaries. Accordingly, such debt has been reflected as debt of L-3 Communications in its consolidated financial statements in accordance with the accounting standards for pushdown accounting. All issuances of and conversions into L-3 Holdings’ equity securities, including grants of stock options, restricted stock, restricted stock units and performance units by L-3 Holdings to employees and directors of L-3 Communications and its subsidiaries, have been reflected in the consolidated financial statements of L-3 Communications. As a result, the consolidated financial positions, results of operations and cash flows of L-3 Holdings and L-3 Communications are substantially the same. See Note 25 for additional information regarding the audited financial information of L-3 Communications and its subsidiaries.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and costs of sales during the reporting period. The most significant of these estimates and assumptions relate to contract revenue, profit and loss recognition, fair values of assets acquired and liabilities assumed in business combinations, market values for inventories reported at lower of cost or market, pension and post-retirement benefit obligations, stock-based employee compensation expense, income taxes, including the valuations of deferred tax assets, litigation reserves and environmental obligations, accrued product warranty costs, and the recoverability, useful lives and valuation of recorded amounts of long-lived assets, identifiable intangible assets and goodwill. Changes in estimates are reflected in the periods during which they become known. Actual amounts will differ from these estimates and could differ materially.

Due to re-alignments in the Company’s management and organizational structure during the quarter ended April 1, 2011, the Company made certain reclassifications among its Electronic Systems, C3ISR and NSS segments. See Note 22 for the amount of prior period sales, operating income, and assets reclassified between segments.

Certain other reclassifications have been made to conform prior-year amounts to the current-year presentation.

References to the segment data are to the Company’s continuing operations. Prior period amounts have been reclassified to exclude the results of discontinued operations.

Principles of Consolidation: The consolidated financial statements of the Company include all wholly-owned and majority-owned subsidiaries. All significant intercompany transactions are eliminated in consolidation. Investments in equity securities, joint ventures and limited liability corporations over which the Company has significant influence but does not have voting control are accounted for using the equity method. Investments over which the Company does not have significant influence are accounted for using the cost method.

Revenue Recognition: Substantially all of the Company’s sales are generated from written contractual (revenue) arrangements. The sales price for the Company’s revenue arrangements are either fixed price, cost-plus or time-and-material type. Depending on the contractual scope of work, the Company utilizes either contract accounting standards or accounting standards for revenue arrangements with commercial customers to account for these contracts. Approximately 45% of the Company’s 2011 sales were accounted for under contract accounting standards, including approximately 35% from fixed-price type contracts and approximately 10% from cost-plus type contracts. For contracts that are accounted for under contract accounting standards, sales and profits are recognized based on: (1) a Percentage-of-Completion (POC) method of accounting (fixed-price contracts), (2) allowable costs incurred plus the estimated profit on those costs (cost-plus contracts), or (3) direct labor hours expended multiplied by the contractual fixed rate per hour plus incurred costs for material (time-and-material contracts).

Sales and profits on fixed-price type contracts that are covered by contract accounting standards are substantially recognized using POC methods of accounting. Sales and profits on fixed-price production contracts under which units are produced and delivered in a continuous or sequential process are recorded as units are delivered based on their contractual selling prices (the “units-of-delivery” method). Sales and profits on each fixed-price production contract under which units are not produced and delivered in a continuous or sequential process, or under which a relatively few number of units are produced, are recorded based on the ratio of actual cumulative costs incurred to the total estimated costs at completion of the contract, multiplied by the total estimated contract revenue, less cumulative sales recognized in prior periods (the “cost-to-cost” method). Under both POC methods of accounting, a single estimated total profit margin is used to recognize profit for each contract over its entire period of performance, which can exceed one year. Losses on contracts are recognized in the period in which they become evident. The impact of revisions of contract estimates, which may result from contract modifications, performance or other reasons, are recognized on a cumulative catch-up basis in the period in which the revisions are made.

Sales and profits on cost-plus type contracts that are covered by contract accounting standards are recognized as allowable costs are incurred on the contract, at an amount equal to the allowable costs plus the estimated profit on those costs. The estimated profit on a cost-plus type contract is fixed or variable based on the contractual fee arrangement. Incentive and award fees are the primary variable fee contractual arrangements. Incentive and award fees on cost-plus type contracts are included as an element of total estimated contract revenues and are recorded to sales when a basis exists for the reasonable prediction of performance in relation to established contractual targets and the Company is able to make reasonably dependable estimates for them.

Sales and profits on time-and-material type contracts are recognized on the basis of direct labor hours expended multiplied by the contractual fixed rate per hour, plus the actual costs of materials and other direct non-labor costs.

Sales on arrangements for (1) fixed-price type contracts that require us to perform services that are not related to the production of tangible assets (Fixed-Price Service Contracts) and (2) certain commercial customers are recognized in accordance with accounting standards for revenue arrangements with commercial customers. Sales for the Company’s businesses whose customers are primarily commercial business enterprises are substantially all generated from single element revenue arrangements. Sales are recognized when there is persuasive evidence of an arrangement, delivery has occurred or services have been performed, the selling price to the buyer is fixed or determinable and collectability is reasonably assured. Sales for Fixed-Price Service Contracts that do not contain measurable units of work performed are generally recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Sales for Fixed-Price Service Contracts that contain measurable units of work performed are generally recognized when the units of work are completed. Sales and profit on cost-plus and time-and-material type contracts to perform services are recognized in the same manner as those within the scope of contract accounting standards, except for incentive and award fees. Cost-based incentive fees are recognized when they are realizable in the amount that would be due under the contractual termination provisions as if the contract was terminated. Performance based incentive fees and award fees are recorded as sales when awarded by the customer.

For contracts with multiple deliverables, the Company applies the separation and allocation guidance under the accounting standard for revenue arrangements with multiple deliverables, unless all the deliverables are covered by contract accounting standards, in which case the Company applies the separation and allocation guidance under contract accounting standards. Revenue arrangements with multiple deliverables are evaluated to determine if the deliverables should be separated into more than one unit of accounting. The Company recognizes revenue for each unit of accounting based on the revenue recognition policies discussed above.

Sales and profit in connection with contracts to provide services to the U.S. Government that contain collection risk because the contracts are incrementally funded and subject to the availability of funds appropriated, are deferred until a contract modification is obtained, indicating that adequate funds are available to the contract or task order.

Research and Development: Independent research and development (IRAD) costs sponsored by the Company and bid and proposal (B&P) costs relate to both U.S. Government contracts and those for commercial and international customers. The IRAD and B&P costs for certain of the Company’s businesses that are U.S. Government contractors are recoverable indirect contract costs that are allocated to U.S. Government contracts in accordance with U.S. Government procurement regulations, and are specifically excluded from research and development accounting standards. The Company includes the recoverable IRAD and B&P costs allocated to U.S. Government contracts in inventoried contract costs, and charges them to costs of sales when the related contract sales are recognized as revenue. Research and development costs that are not recoverable on U.S. Government contracts are accounted for in accordance with research and development accounting standards and are expensed as incurred to cost of sales.

Customer-funded research and development costs are incurred pursuant to contracts (revenue arrangements) to perform research and development activities according to customer specifications. These costs are not accounted for as research and development expenses, and are also not indirect contract costs. Instead, these costs are direct contract costs and are expensed to cost of sales when the corresponding revenue is recognized, which is generally as the research and development services are performed. Customer-funded research and development costs are substantially all incurred under cost-plus type contracts with the U.S. Government.

Product Warranties: Product warranty costs are accrued when revenue is recognized for the covered products. Product warranty expense is recognized based on the terms of the product warranty and the related estimated costs. Accrued warranty costs are reduced as product warranty costs are incurred.

The table below presents the changes in the Company’s accrued product warranty costs.

	Year Ended December 31,
	2011	2010
	(in millions)
Accrued product warranty costs (1):
Balance at January 1	$92	$99
Acquisitions during this period	—	1
Accruals for product warranties issued during the period	77	62
Changes to accruals for product warranties existing before January 1	2	4
Foreign currency translation adjustments	(1)	(1)
Settlements made during the period	(76)	(73)

Balance at December 31	$94	$92

(1)

Warranty obligations incurred in connection with long-term production contracts that are accounted for under the POC cost-to-cost method are included within the contract estimates at completion and are excluded from the above amounts. The balances above include both the current and non-current amounts.

Deferred Debt Issue Costs: Costs to issue debt are capitalized and deferred when incurred, and subsequently amortized to interest expense over the term of the related debt using the effective interest rate method.

Stock-Based Compensation: The Company follows the fair value based method of accounting for stock-based employee compensation, which requires the Company to expense all stock-based employee compensation. Stock-based employee compensation is primarily a non-cash expense because the Company settles these obligations by issuing shares of L-3 Holdings common stock instead of settling such obligations with cash payments, except for certain performance unit awards that are payable in cash.

Compensation expense for all restricted stock unit and stock option awards is recognized on a straight-line basis over the requisite service period for the entire award based on the grant date fair value. All of the stock options granted to employees by the Company are non-qualified stock options under U.S. income tax regulations. Compensation expense for performance units payable in L-3 Holdings common stock is based on the fair value of the units at the grant date (measurement date), adjusted each reporting period for progress towards the target award, and recognized on a straight line basis over the requisite service period. Compensation expense for performance units that are payable in cash is based on a binomial valuation technique (the Monte Carlo valuation model) adjusted for historical performance each reporting period and recognized on a straight-line basis over the requisite service period.

Income Taxes: The Company provides for income taxes using the liability method. Deferred income tax assets and liabilities reflect tax carryforwards and the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, as determined under enacted tax laws and rates. The effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances for deferred tax assets are provided when it is more likely than not that the assets will not be realized, considering, when appropriate, tax planning strategies.

Income tax accounting standards prescribe: (1) a minimum recognition threshold that an income tax benefit arising from an uncertain income tax position taken, or expected to be taken, on an income tax return is required to meet before being recognized in the financial statements and (2) the measurement of the income tax benefits recognized from such positions. The Company’s accounting policy is to classify uncertain income tax positions that are not expected to be resolved in one year as non-current income tax liabilities and to classify potential interest and penalties on uncertain income tax positions as elements of the provision for income taxes on its financial statements.

Cash and Cash Equivalents: Cash equivalents consist of highly liquid investments with an original maturity of three months or less at the time of purchase.

Contracts in Process: Contracts in process include unbilled contract receivables and inventoried contract costs for which sales and profits are recognized using a POC method of accounting. Unbilled Contract Receivables represent accumulated incurred costs and earned profits or losses on contracts in process that have been recorded as sales, primarily using the cost-to-cost method, which have not yet been billed to customers. Inventoried Contract Costs represent incurred costs on contracts in process that have not yet been recognized as costs and expenses because the related sales, which are primarily recorded using the units-of-delivery method, have not been recognized. Contract costs include direct costs and indirect costs, including overhead costs. As discussed in Note 5, the Company’s inventoried contract costs for U.S. Government contracts, and contracts with prime contractors or subcontractors of the U.S. Government include allocated general and administrative costs (G&A), IRAD costs and B&P costs. Contracts in Process contain amounts relating to contracts and programs with long performance cycles, a portion of which may not be realized within one year. For contracts in a loss position, the unrecoverable costs expected to be incurred in future periods are recorded in Estimated Costs in Excess of Estimated Contract Value to Complete Contracts in Process in a Loss Position, which is a component of Other Current Liabilities. Under the terms of certain revenue arrangements (contracts) with the U.S. Government, the Company may receive progress payments as costs are incurred or milestone payments as work is performed. The U.S. Government has a security interest in the Unbilled Contract Receivables and Inventoried Contract Costs to which progress payments have been applied, and such progress payments are reflected as a reduction of the related amounts. Milestone payments that have been received in excess of contract costs incurred and related estimated profits are reported on the Company’s balance sheet as Advance Payments and Billings in Excess of Costs Incurred.

The Company values its acquired contracts in process in connection with business acquisitions on the date of acquisition at contract value less the Company’s estimated costs to complete the contract and a reasonable profit allowance on the Company’s completion effort commensurate with the profit margin that the Company earns on similar contracts.

Inventories: Inventories, other than Inventoried Contract Costs, are stated at cost (first-in, first-out or average cost), but not in excess of realizable value. A provision for excess or inactive inventory is recorded based upon an analysis that considers current inventory levels, historical usage patterns and future sales expectations.

Property, Plant and Equipment: Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed by applying principally the straight-line method to the estimated useful lives of the related assets. Useful lives range substantially from 10 to 40 years for buildings and improvements and 3 to 10 years for machinery, equipment, furniture and fixtures. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements. When property or equipment is retired or otherwise disposed of, the net book value of the asset is removed from the Company’s balance sheet and the net gain or loss is included in the determination of operating income. Property, plant and equipment acquired as part of a business acquisition is valued at fair value.

Goodwill: The carrying value of goodwill and indefinite lived identifiable intangible assets are not amortized, but are tested for impairment annually as of November 30 as well as whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable using a two-step process for each reporting unit. The first step in the process is to identify any potential impairment by comparing the carrying value of a reporting unit and its fair value. The Company determines the fair value of its reporting units using a discounted cash flows valuation approach. If a potential impairment is identified, the second step is to measure the impairment loss by comparing the implied fair value of goodwill with the carrying value of goodwill of the reporting unit. During the year ended December 31, 2011, the Company recorded a $43 million goodwill impairment charge. See Note 7 for additional information on the goodwill impairment charge. There were no impairment charges that resulted from the annual impairment assessment or change in circumstances during 2010 or 2009.

Identifiable Intangible Assets: Identifiable intangible assets represent assets acquired as part of the Company’s business acquisitions and include customer contractual relationships, technology, favorable leasehold interests and trade names. The initial measurement of these intangible assets is based on their fair values. Identifiable intangible assets are: (1) tested for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable and (2) amortized over their estimated useful lives as the economic benefits are consumed, ranging from 4 to 30 years. The Company reviews and updates its estimates of the duration of its customer contractual relationships. If such estimates indicate that the duration of the Company’s customer contractual relationships has decreased compared to the estimates made as of the date the Company acquired these intangible assets, then the Company accelerates the amortization period for its customer contractual relationships over their remaining useful economic life.

Derivative Financial Instruments: The Company’s derivative financial instruments include foreign currency forward contracts, which are entered into for risk management purposes, and an embedded derivative representing the contingent interest payment provision related to the CODES.

The Company’s U.S. and foreign businesses enter into contracts with customers, subcontractors or vendors that are denominated in currencies other than their functional currencies. To protect the functional currency equivalent cash flows associated with certain of these contracts, the Company enters into foreign currency forward contracts. The Company’s activities involving foreign currency forward contracts are designed to hedge the changes in the functional currency equivalent cash flows due to movements in foreign exchange rates compared to the functional currency. The foreign currencies hedged are primarily the Canadian dollar, the Euro, the British pound and the U.S. dollar. The Company manages exposure to counterparty non-performance credit risk by entering into foreign currency forward contracts only with major financial institutions that are expected to fully perform under the terms of such contracts. Foreign currency forward contracts are recorded in the Company’s Consolidated Balance Sheets at fair value and are generally designated and accounted for as cash flow hedges in accordance with the accounting standards for derivative instruments and hedging activities. Gains and losses on designated foreign currency forward contracts that are highly effective in offsetting the corresponding change in the cash flows of the hedged transactions are recorded net of income taxes in accumulated other comprehensive income (loss) (accumulated OCI) and then recognized in income when the underlying hedged transaction affects income. Gains and losses on foreign currency forward contracts that do not meet hedge accounting criteria are recognized in income immediately.

The embedded derivative related to the issuance of the CODES is recorded at fair value with changes reflected in the Consolidated Statements of Operations.

Translation of Foreign Currency and Foreign Currency Transactions: Transactions in foreign currencies are translated into the local (functional) currency of the respective business at the approximate prevailing rate at the time of the transaction. Foreign exchange transaction gains and losses in the years ended December 31, 2011, 2010 and 2009 are not material to the Company’s results of operations. The operations of the Company’s foreign subsidiaries are translated from the local (functional) currencies into U.S. dollars using weighted average rates of exchange during each reporting period. The rates of exchange at each balance sheet date are used for translating the assets and liabilities of the Company’s foreign subsidiaries. Gains or losses resulting from these translation adjustments are included in the accompanying Consolidated Balance Sheets as a component of accumulated other comprehensive income (loss).

Accounting Standards Issued and Not Yet Implemented: In September 2011, the FASB issued a revised accounting standard allowing companies to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a more detailed two-step goodwill impairment test would be performed to identify a potential goodwill impairment and measure the amount of loss to be recognized, if any. The standard will be effective for annual and interim goodwill impairment tests performed after December 31, 2011, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

New Accounting Standards Implemented	12 Months Ended
Dec. 31, 2011
New Accounting Standards Implemented [Abstract]
New Accounting Standards Implemented

3. New Accounting Standards Implemented

Effective January 1, 2012, L-3 retrospectively adopted a new accounting standard issued by the FASB for the presentation of comprehensive income in financial statements. The adoption of this standard resulted in the presentation of a total for comprehensive income, and the components of net income and other comprehensive income in two separate, but consecutive statements. The adoption of this standard only changed how L-3 presents comprehensive income and did not impact L-3’s financial position, results of operations or cash flows. As a result, all periods included in this Annual Report have been retrospectively adjusted to include the adoption of this new standard.

In October 2009, the FASB issued a revised accounting standard for revenue arrangements with multiple deliverables. The revision: (1) removed the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, (2) provided a hierarchy that entities must use to estimate the selling price of each deliverable, (3) eliminated the use of the residual method for allocation, and (4) expanded the ongoing disclosure requirements. The revised accounting standard was effective for the Company beginning on January 1, 2011, and did not have a material impact on the Company’s financial position, results of operations or cash flows.

In October 2009, the FASB issued a revised accounting standard for certain revenue arrangements that include software elements. Under the revised standard, tangible products that contain both software and non-software components that work together to deliver a product’s essential functionality are excluded from the scope of pre-existing software revenue recognition standards. In addition, hardware components of a tangible product containing software components are excluded from the scope of software revenue recognition standards. The revised accounting standard was effective for the Company beginning on January 1, 2011, and did not have a material impact on the Company’s financial position, results of operations, or cash flows.

Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions

4. Acquisitions and Dispositions

Spin-off of Engility (Subsequent Event)

As discussed in Note 1, L-3 completed the spin-off of its subsidiary, Engility, on July 17, 2012. In connection with the spin-off, Engility made a cash distribution of approximately $335 million to L-3. L-3 used a portion of the proceeds to redeem $250 million of the 6   3/8% Senior Subordinated Notes due 2015 (6  3/8% 2015 Notes) on July 26, 2012. There was no gain or loss recognized by L-3 as a result of the spin-off transaction.

Prior to the completion of the spin-off, L-3 and Engility entered into a Distribution Agreement dated July 16, 2012 and several other agreements that will govern certain aspects of L-3’s relationship with Engility. These agreements generally provide that each party will be responsible for its respective assets, liabilities and obligations, including employee benefits, insurance and tax-related assets and liabilities, following the spin-off, whether accrued or contingent. The agreements also describe L-3’s future commitments to provide Engility with certain services for a period of two to eighteen months in most circumstances.

L-3 incurred transaction expenses in connection with the spin-off of $9 million ($7 million after income taxes) for the year ended December 31, 2011, which have been included in discontinued operations. In addition, L-3 allocated interest expense for debt not directly attributable or related to L-3’s other operations of $31 million, $33 million, and $34 million to discontinued operations for the years ended December 31, 2011, 2010 and 2009, respectively. Interest expense was allocated in accordance with the accounting standards for discontinued operations and was based on the ratio of Engility net assets to the sum of: (1) total L-3 consolidated net assets and (2) L-3 consolidated total debt.

Statement of operations data classified as discontinued operations related to Engility is provided in the table below:

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Product and service revenues	$2,011	$2,290	$2,468

Operating income from discontinued operations before income taxes	199	265	289
Interest expense allocated to discontinued operations	31	33	34

Income from discontinued operations before income taxes	$168	$232	$255
Income tax expense	64	90	101

Income from discontinued operations, net of income tax	$104	$142	$154
Less: Net income attributable to noncontrolling interests	3	2	1

Net income from discontinued operations attributable to L-3	$101	$140	$153

In connection with the spin-off of Engility, L-3 was required to allocate the goodwill of the former Government Services reporting unit between Engility and NSS based on the relative fair values of each business at the spin-off date in accordance with accounting standards for goodwill. As a result, based on the relative fair value, L-3 allocated $1,225 million to Engility.

The major classes of assets and liabilities included in discontinued operations related to Engility are presented in the table below:

	December 31, 2011	December 31, 2010
	(in millions)
Assets
Current assets	$386	$409
Property, plant and equipment, net	13	14
Goodwill	1,225	1,225
Other assets	105	114

Total assets of discontinued operations	$1,729	$1,762
Liabilities
Accounts payable, trade	$37	$35
Other current liabilities	187	192

Current liabilities	224	227
Long-term liabilities	127	122

Total liabilities of discontinued operations	$351	$349

Business Acquisitions

All business acquisitions are included in the Company’s results of operations from their respective acquisition dates.

2011 Business Acquisitions

During the year ended December 31, 2011, in separate transactions, the Company acquired two businesses for an aggregate purchase price of $18 million, which were financed with cash on hand. Based on preliminary purchase price allocations, the aggregate goodwill recognized for these businesses was $19 million, of which $14 million is expected to be deductible for income tax purposes. The goodwill was assigned to the Electronic Systems reportable segment. A description of each business acquisition made by the Company during the year ended December 31, 2011 is listed below:

•

On July 1, 2011, the Company acquired the communications and engineering business of ComHouse Wireless L.P. (ComHouse). The acquired business provides L-3 with cellular wave form modulation technology that can be used to counter improvised explosive devices.

•

On October 28, 2011, the Company acquired the cargo radiation screening business of Detector Networks International LLC (DNI). The purchase price for DNI is subject to additional, contingent consideration not to exceed $10 million and is based on DNI’s post-acquisition financial performance through December 31, 2014. The Company recorded a $7 million liability on the acquisition date for the fair value of the contingent consideration, which was unchanged at December 31, 2011.

The final purchase price for ComHouse is subject to adjustment based on the closing date actual net assets, and the final purchase price for DNI is subject to adjustment based on: (i) the closing date net assets and (ii) contingent consideration, which is based on post-acquisition financial performance as discussed above. The final purchase price allocations for these business acquisitions are expected to be completed by the second quarter of 2012 and will be based on the final purchase price, except to the extent that the amount of contingent consideration paid for DNI is different than the acquisition date fair value of such consideration, and final appraisals and other analyses of fair values for the acquired assets and assumed liabilities. The Company does not expect that the difference between the preliminary and final purchase price allocations for these acquisitions will have a material impact on its results of operations or financial position.

2010 Business Acquisitions

During the year ended December 31, 2010, in separate transactions, the Company acquired four businesses for an aggregate purchase price of $755 million, which were financed with cash on hand. Based on final purchase price allocations, the aggregate goodwill recognized for these businesses was $533 million, of which $474 million is expected to be deductible for income tax purposes. The goodwill was assigned to the Electronic Systems reportable segment. A description of each business acquisition made by the Company during the year ended December 31, 2010 is listed below:

•

On December 22, 2010, the Company acquired all of the outstanding stock of FUNA International GmbH (FUNA), a leading supplier of control and safety systems, communication systems and entertainment solutions for cruise ships, ferries, and mega yachts;

•

On September 17, 2010, the Company acquired 3Di Technologies (3Di), a provider of highly specialized end-to-end secure communications utilized by forward-deployed U.S. special operations and in-theater personnel. The purchase price for 3Di is subject to additional, contingent consideration not to exceed $11 million and is based upon 3Di’s post-acquisition financial performance through December 31, 2012. The Company recorded a $9 million liability on the acquisition date for the fair value of the contingent consideration, which was unchanged at December 31, 2011;

•

On August 4, 2010, the Company acquired all of the outstanding stock of Airborne Technologies, Inc. (ATI), a provider of highly specialized aeronautical engineering expertise, manufacturing and operations support for unmanned aircraft systems; and

•	On April 14, 2010, the Company acquired all of the outstanding stock of Insight Technology Incorporated (Insight), a manufacturer of mission critical night vision and electro-optical equipment.

As of December 31, 2011, the purchase prices for Insight, ATI and FUNA were finalized and the purchase price allocations for Insight, ATI, 3Di and FUNA were completed with no significant changes from the preliminary amounts.

2009 Business Acquisition

On January 30, 2009, the Company acquired all of the outstanding stock of Chesapeake Sciences Corporation (CSC) for a purchase price of $91 million in cash, which includes a $7 million net working capital adjustment, of which $6 million was for cash acquired, and a $4 million adjustment related to certain tax benefits acquired. The acquisition was financed using cash on hand. CSC is a developer and manufacturer of anti-submarine warfare systems for use onboard submarines and surface ship combatants. Based on the final purchase price allocation, the amount of goodwill recognized was $56 million, which was assigned to the Electronic Systems reportable segment, and is not expected to be deductible for income tax purposes.

Unaudited Pro Forma Statements of Operations Data

The assets, liabilities and results of operations of the businesses acquired in 2011 were not material to the Company’s consolidated financial position or results of operations, and therefore pro forma financial information for such business acquisitions is not presented.

The following unaudited pro forma Statements of Operations data presents the combined results of the Company and its business acquisitions completed during the years ended December 31, 2010 and 2009, assuming that the business acquisitions completed during 2010 and 2009 had occurred on January 1, 2009.

	Year Ended December 31,
	2010	2009
	(in millions, except per share data)
Pro forma net sales	$13,564	$13,579
Pro forma income from continuing operations	$836	$787
Pro forma net income attributable to L-3	$967	$931
Pro forma diluted earnings per share from continuing operations	$7.15	$6.57
Pro forma diluted earnings per share	$8.36	$7.87

The unaudited pro forma results disclosed in the table above are based on various assumptions and are not necessarily indicative of the results of operations that would have occurred had the Company completed these acquisitions on the dates indicated above.

Business Acquisitions Completed After December 31, 2011

On February 6, 2012, the Company acquired the Kollmorgen Electro-Optical (KEO) business of Danaher Corporation for a purchase price of $210 million, which was financed with cash on hand. KEO develops and manufactures specialized equipment, including submarine photonics systems and periscopes, ship fire control systems, visual landing aids, ground electro-optical and sensor-cueing systems for the U.S. military and allied foreign governments.

Business Dispositions

2011 Business Disposition

On February 22, 2011, the Company divested Microdyne Corporation (Microdyne), which was within the Electronic Systems segment. The divestiture resulted in a pre-tax loss of $2 million. Microdyne’s annual revenues (approximately $8 million), operating results and net assets were not material for any period presented and, therefore, this divestiture is not reported as a discontinued operation. The net proceeds from the sale are included in investing activities on the Consolidated Statement of Cash Flows.

2010 Business Disposition

On December 17, 2010, the Company divested InfraredVision Technology Corporation (ITC), which was within the Electronic Systems segment. The divestiture resulted in a pre-tax loss of $1 million. The annual revenues of approximately $4 million, operating results and net assets of ITC were not material for any period presented and, therefore, the ITC divestiture is not reported as a discontinued operation. The net proceeds from the sale are included in investing activities on the Consolidated Statement of Cash Flows.

Contracts in Process	12 Months Ended
Dec. 31, 2011
Contracts in Process [Abstract]
Contracts in Process

5. Contracts in Process

The components of contracts in process are presented in the table below. The unbilled contract receivables, inventoried contract costs and unliquidated progress payments are principally related to contracts with the U.S. Government and prime contractors or subcontractors of the U.S. Government. Identifiable intangible assets related to contracts in process assumed by the Company in its business acquisitions and the underlying contractual customer relationships are separately recognized at the date of acquisition, and are discussed and presented in Note 7.

	December 31,
	2011	2010
	(in millions)
Unbilled contract receivables, gross	$2,667	$2,485
Unliquidated progress payments	(1,146)	(1,007)

Unbilled contract receivables, net	1,521	1,478

Inventoried contract costs, gross	909	882
Unliquidated progress payments	(79)	(96)

Inventoried contract costs, net	830	786

Total contracts in process	$2,351	$2,264

Unbilled Contract Receivables. Unbilled contract receivables represent accumulated incurred costs and earned profits on contracts (revenue arrangements), which have been recorded as sales, but have not yet been billed to customers. Unbilled contract receivables arise from the cost-to-cost method of revenue recognition that is used to record sales on certain fixed-price contracts. Unbilled contract receivables from fixed-price type contracts are converted to billed receivables when amounts are invoiced to customers according to contractual billing terms, which generally occur when deliveries or other performance milestones are completed. Unbilled contract receivables also arise from cost-plus type contracts and time-and-material type contracts, for revenue amounts that have not been billed by the end of the accounting period due to the timing of preparation of invoices to customers. The Company believes that approximately 92% of the unbilled contract receivables at December 31, 2011 will be billed and collected within one year.

Unliquidated Progress Payments. Unliquidated progress payments arise from fixed-price type contracts with the U.S. Government that contain progress payment clauses, and represent progress payments on invoices that have been collected in cash, but have not yet been liquidated. Progress payment invoices are billed to the customer as contract costs are incurred at an amount generally equal to 75% to 80% of incurred costs. Unliquidated progress payments are liquidated as deliveries or other contract performance milestones are completed, at an amount equal to a percentage of the contract sales price for the items delivered or work performed, based on a contractual liquidation rate. Therefore, unliquidated progress payments are a contra asset account, and are classified against unbilled contract receivables if revenue for the underlying contract is recorded using the cost-to-cost method, and against inventoried contract costs if revenue is recorded using the units-of-delivery method.

Inventoried Contract Costs. In accordance with contract accounting standards, the Company’s U.S. Government contractor businesses account for the portion of their G&A, IRAD and B&P costs that are allowable and reimbursable indirect contract costs under U.S. Government procurement regulations on their U.S. Government contracts (revenue arrangements) as inventoried contract costs. G&A, IRAD and B&P costs are allocated to contracts for which the U.S. Government is the end customer and are charged to costs of sales when sales on the related contracts are recognized. The Company’s U.S. Government contractor businesses record the unallowable portion of their G&A, IRAD and B&P costs to expense as incurred, and do not include them in inventoried contract costs.

The table below presents a summary of G&A, IRAD and B&P costs included in inventoried contract costs and the changes to them, including amounts charged to cost of sales by the Company’s U.S. Government contractor businesses for the periods presented.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Amounts included in inventoried contract costs at beginning of the year	$92	$72	$69
Add: IRAD and B&P costs incurred	327	321	305
Other G&A costs incurred	845	851	853

Total contract costs incurred	1,172	1,172	1,158

Less: Amounts charged to cost of sales	(1,178)	(1,152)	(1,155)

Amounts included in inventoried contract costs at end of the year	$86	$92	$72

The table below presents a summary of selling, general and administrative expenses and research and development expenses for the Company’s commercial businesses, which are expensed as incurred and included in cost of sales on the Consolidated Statements of Operations.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Selling, general and administrative expenses	$298	$279	$248
Research and development expenses	73	68	59

Total	$371	$347	$307

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

6. Inventories

Inventories at Lower of Cost or Market. The table below presents the components of inventories at cost (first-in, first-out or average cost), but not in excess of realizable value.

	December 31,
	2011	2010
	(in millions)
Raw materials, components and sub-assemblies	$121	$114
Work in process	143	130
Finished goods	53	59

Total	$317	$303

Goodwill and Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Identifiable Intangible Assets [Abstract]
Goodwill and Identifiable Intangible Assets

7. Goodwill and Identifiable Intangible Assets

Goodwill. In accordance with the accounting standards for business combinations, the Company records the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition (commonly referred to as the purchase price allocation). As part of the purchase price allocations for the Company’s business acquisitions, identifiable intangible assets are recognized as assets apart from goodwill if they arise from contractual or other legal rights, or if they are capable of being separated or divided from the acquired business and sold, transferred, licensed, rented or exchanged. However, the Company does not recognize any intangible assets apart from goodwill for the assembled workforces of its business acquisitions. At December 31, 2011, the Company had approximately 52,000 employees, and the substantial majority of the sales generated by the Company’s businesses are from the productive labor efforts of its employees, as compared to selling manufactured products or right-to-use technology.

Generally, the largest intangible assets from the businesses that the Company acquires are the assembled workforces, which includes the human capital of the management, administrative, marketing and business development, scientific, engineering and technical employees of the acquired businesses. The success of the Company’s businesses, including their ability to retain existing business (revenue arrangements) and to successfully compete for and win new business (revenue arrangements), is primarily dependent on the management, marketing and business development, contracting, engineering and technical skills and knowledge of its employees, rather than on productive capital (plant and equipment, and technology and intellectual property). Additionally, for a significant portion of its businesses, the Company’s ability to attract and retain employees who have U.S. Government security clearances, particularly those of top-secret and above, is critical to its success, and is often a prerequisite for retaining existing revenue arrangements and pursuing new ones. Generally, patents, trademarks and licenses are not material for the Company’s acquired businesses. Furthermore, the Company’s U.S. Government contracts (revenue arrangements) generally permit other companies to use the Company’s patents in most domestic work performed by such other companies for the U.S. Government. Therefore, because intangible assets for assembled workforces are part of goodwill in accordance with the accounting standards for business combinations, the substantial majority of the intangible assets for the Company’s business acquisitions is recognized as goodwill. Additionally, the value assigned to goodwill for the Company’s business acquisitions also includes the value that the Company expects to realize from cost reduction measures that it implements for its acquired businesses.

The table below presents the changes in goodwill allocated to the Company’s reporting units in each reportable segment.

	Electronic Systems	C3ISR	AM&M	NSS	Consolidated Total
	(in millions)
Balance at December 31, 2009	$3,842	$870	$1,158	$1,095	$6,965

Business acquisitions	530	—	—	—	530
Sale of a business	(2)	—	—	—	(2)
Foreign currency translation (1)	1	(2)	14	(1)	12
Segment reclassification	34	—	—	(34)	—

Balance at December 31, 2010	$4,405	$868	$1,172	$1,060	$7,505

Business acquisitions	22	3	2	—	27
Impairment loss	(43)	—	—	—	(43)
Foreign currency translation (1)	(12)	—	(5)	—	(17)
Segment reclassification (2)	168	(74)	—	(94)	—

Balance at December 31, 2011	$4,540	$797	$1,169	$966	$7,472

(1)

The changes in goodwill from foreign currency translation adjustments are due to fluctuations in the U.S. dollar and foreign currency exchange rates. The decrease in goodwill presented in the Electronic Systems and AM&M segments during 2011 was primarily due to the strengthening of the U.S. dollar against the Canadian dollar and the Euro. The decrease in goodwill presented in the C 3ISR and NSS reportable segments during 2010 was due to the strengthening of the U.S. dollar against the British pound. The increase in goodwill presented in the Electronic Systems and AM&M reportable segments during 2010 was primarily due to the weakening of the U.S. dollar against the Canadian dollar.

(2)

As a result of re-alignments of business units in the Company’s management and organizational structure as discussed in Note 2, goodwill was reclassified on a relative fair value basis among the Electronic Systems, C3ISR and NSS segments during the quarter ended April 1, 2011. In addition, effective January 1, 2012, the Company re-aligned a business unit’s management and organizational structure, as discussed in Note 2, and made a reclassification of goodwill between the Electronic Systems and C 3ISR segments.

For the year ended December 31, 2011, the increase of $27 million related to business acquisitions was comprised of: (1) $19 million for business acquisitions completed during the year ended December 31, 2011, (2) $3 million for earnouts related to certain business acquisitions completed prior to January 1, 2011 and (3) $5 million primarily for adjustments related to final purchase price allocations for certain business acquisitions completed prior to January 1, 2011.

For the year ended December 31, 2010, the increase of $530 million related to business acquisitions completed during the year ended December 31, 2010. The decrease of $2 million related to the sale of ITC completed on December 17, 2010.

As discussed in Note 2, the carrying value of goodwill is tested for impairment annually as of November 30 as well as whenever events or changes in circumstances indicate that the carrying amount may not be recoverable using a two step process for each reporting unit. The first step of the November 30, 2011 annual impairment test indicated that a portion of the $105 million of goodwill for the Marine Services business may not be recoverable. The Company performed the second step of the impairment test in accordance with the accounting standards for goodwill to measure the impairment loss and determined that the implied goodwill was $43 million lower than the carrying amount. Accordingly, the Company recorded a non-cash impairment charge of $43 million ($42 million after income taxes), or $0.40 per diluted share for the impairment of goodwill. The goodwill impairment charge was due to a decline in the estimated fair value of the Marine Services business, which is part of the Electronics Systems segment, as a result of a decline in its projected future cash flows. The decline in projected future cash flows was due to: (1) lower DoD budgets which have caused shipyards to retain work that has been typically outsourced to Marine Services and (2) lower margins on existing and expected future contracts due to increased competition. The Company’s accumulated goodwill impairment losses at December 31, 2011 and 2010 were $58 million and $15 million, respectively, all of which was recorded in the Electronic Systems segment.

Identifiable Intangible Assets. The most significant identifiable intangible asset that is separately recognized for the Company’s business acquisitions is customer contractual relationships. All of the Company’s customer relationships are established through written customer contracts (revenue arrangements). The fair value for customer contractual relationships is determined, as of the date of acquisition, based on estimates and judgments regarding expectations for the estimated future after-tax earnings and cash flows (including cash flows for working capital) arising from the follow-on sales on contract (revenue arrangement) renewals expected from the customer contractual relationships over their estimated lives, including the probability of expected future contract renewals and sales, less a contributory assets charge, all of which is discounted to present value.

Information on the Company’s identifiable intangible assets that are subject to amortization is presented in the table below.

	December 31, 2011				December 31, 2010
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)			(in millions)
Customer contractual relationships	20	$422	$192	$230	$422	$156	$266
Technology	11	149	87	62	145	72	73
Other	15	27	11	16	26	8	18

Total	18	$598	$290	$308	$593	$236	$357

Amortization expense recorded by the Company for its identifiable intangible assets is presented in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Amortization expense	$54	$46	$41

Based on gross carrying amounts at December 31, 2011, the Company’s estimate of amortization expense for identifiable intangible assets for the years ending December 31, 2012 through 2016 are presented in the table below.

	Year Ending December 31,
	2012	2013	2014	2015	2016
	(in millions)
Estimated amortization expense	$42	$35	$36	$31	$26

Other Current Liabilities and Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities and Other Liabilities [Abstract]
Other Current Liabilities and Other Liabilities

8. Other Current Liabilities and Other Liabilities

The table below presents the components of other current liabilities.

	December 31,
	2011	2010
	(in millions)
Other Current Liabilities:
Accruals for pending and threatened litigation (see Note 19)	$23	$19
Accrued product warranty costs	90	86
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	76	93
Accrued interest	59	75
Deferred revenues	43	27
Other	97	75

Total other current liabilities	$388	$375

The table below presents the components of other liabilities.

	December 31,
	2011	2010
	(in millions)
Other Liabilities:
Non-current income taxes payable (see Note 17)	$149	$201
Deferred compensation	40	38
Accrued workers’ compensation	54	55
Estimated contingent purchase price payable for acquired businesses	16	9
Notes payable and capital lease obligations	10	10
Accrued product warranty costs	4	6
Other	86	94

Total other liabilities	$359	$413

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

9. Property, Plant and Equipment

	December 31,
	2011	2010
	(in millions)
Land	$61	$61
Buildings and improvements	368	362
Machinery, equipment, furniture and fixtures	1,347	1,250
Leasehold improvements	292	267

Gross property, plant and equipment	2,068	1,940
Accumulated depreciation and amortization	(1,147)	(1,031)

Property, plant and equipment, net	$921	$909

Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt

10. Debt

The components of debt and a reconciliation to the carrying amount of current and long-term debt are presented in the table below.

	December 31,
	2011	2010
	(in millions)
L-3 Communications:
Borrowings under Revolving Credit Facility (1)	$—	$—
3.95% Senior Notes due 2016	500	—
5.20% Senior Notes due 2019	1,000	1,000
4.75% Senior Notes due 2020	800	800
4.95% Senior Notes due 2021	650	—
5 7/ 8% Senior Subordinated Notes due 2015	—	650
6 3/ 8% Senior Subordinated Notes due 2015	500	1,000

Subtotal	3,450	3,450

L-3 Holdings:
3% Convertible Contingent Debt Securities due 2035	689	700

Principal amount of long-term debt	4,139	4,150
Less: Unamortized discounts	(14)	(13)

Carrying amount of long-term debt	4,125	4,137
Less: Current portion of long-term debt	—	(11)

Carrying amount of long-term debt, excluding current portion	$4,125	$4,126

(1)

The Company’s three-year revolving credit facility, which was amended and restated on February 3, 2012, allowed for total aggregate borrowings of up to $1 billion. Available borrowings under the revolving credit facility were $997 million after reductions for outstanding letters of credit of $3 million at December 31, 2011 and $983 million after reductions for outstanding letters of credit of $17 million at December 31, 2010.

L-3 Communications Amended and Restated Revolving Credit Facility

On February 3, 2012, L-3 Communications amended and restated its $1 billion Revolving Credit Facility, which extended the expiration date to February 3, 2017. The terms of the Amended and Restated Revolving Credit Facility are substantially consistent with the terms of this facility prior to its amendment and restatement except that: (1) provisions that previously limited the ability of L-3 Communications to pay dividends, repurchase L-3 Holdings’ common stock and make other distributions with respect to any capital stock were eliminated, (2) a provision that previously limited the ability of L-3 Communications to make investments in L-3 Holdings was made less restrictive and (3) the cost of borrowings, loan commitment fees and letter of credit fees were reduced. In addition, the Amended and Restated Revolving Credit Facility provides for uncommitted incremental revolving facilities and additional term loan facilities in an aggregate principal amount of up to $500 million. Borrowings under the Amended and Restated Revolving Credit Facility bear interest, at L-3 Communications’ option, at either (i) the “base rate” equal to the highest of (a) 0.50% per annum above the latest federal funds rate, (b) the Bank of America “prime rate” (as defined in the Amended and Restated Revolving Credit Facility), and (c) 1.00% per annum above a “Eurodollar Rate” (as defined in the Amended and Restated Revolving Credit Facility), plus a spread ranging from 0.25% to 1.00% per annum, or (ii) a “Eurodollar Rate” (as defined in the Amended and Restated Revolving Credit Facility) plus a spread ranging from 1.25% to 2.00% per annum. L-3 Communications pays: (1) commitment fees calculated on the daily amounts of the available unused commitments at a rate ranging from 0.15% to 0.325% per annum, (2) letter of credit fees ranging from 0.675% to 1.20% per annum for commercial and performance letters of credit and (3) letter of credit fees ranging from 1.25% to 2.00% for financial letters of credit. The interest rate spread and the commitment fee rate, in all cases, depends on L-3 Communications’ debt rating at the time of determination. The debt rating is based on the credit ratings as determined by Standard & Poor’s Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings of L-3 Communications’ non-credit enhanced senior, unsecured long-term debt.

L-3 Communications Senior Notes

The Senior Notes, which are included as components of long-term debt in the table above, are unsecured senior obligations of L-3 Communications. The terms of each outstanding Senior Note are presented in the table below.

Note	Date of Issuance	Amount Issued	Discount(1)	Net Cash Proceeds	Effective Interest Rate	Redemption at Treasury Rate+(2)(3)
		(in millions)
3.95% Senior Notes due November 15, 2016	November 22, 2011	$500	$4	$491	4.11%	50 bps
5.20% Senior Notes due October 15, 2019	October 2, 2009	$1,000	$4	$987	5.25%	30 bps
4.75% Senior Notes due July 15, 2020	May 21, 2010	$800	$3	$790	4.79%	25 bps
4.95% Senior Notes due February 15, 2021	February 7, 2011	$650	$4	$639	5.02%	25 bps

(1)	Discounts are recorded as a reduction to the principal amount of the notes and are amortized as interest expense over the term of the notes.

(2)

The Senior Notes may be redeemed at any time prior to their maturity at the option of L-3 Communications, in whole or in part, at a redemption price equal to the greater of (1) 100% of the principal amount, or (2) the present value of the remaining principal and interest payments discounted to the date of redemption, on a semi-annual basis, at the Treasury Rate (as defined in the Senior Indentures), plus the spread indicated in the table above.

(3)

Upon the occurrence of a change in control (as defined in the Senior Indentures), each holder of the notes will have the right to require L-3 Communications to repurchase all or any part of such holder’s notes at an offer price in cash equal to 101% of the aggregate principal amount plus accrued and unpaid interest and special interest (as defined in the Senior Indentures), if any, to the date of purchase.

The Company used the net cash proceeds from the Senior Note issuances, together with cash on hand, to repay its outstanding $650 million term loan on October 7, 2009 and redeem certain of its outstanding Senior Subordinated Notes. Information on the Senior Subordinated Notes redeemed by the Company during the years ended December 31, 2011, 2010 and 2009 is presented in the table below.

Note	Redemption Date	Principal Amount Redeemed	Debt Retirement Charge	Redemption Price % of Principal
		(in millions)
6 3/ 8% Senior Subordinated Notes due October 15, 2015 (1)	December 22, 2011	$500	$17	102.125%
5 7/ 8% Senior Subordinated Notes due January 15, 2015	March 9, 2011	$650	$18	101.958%
6 1/ 8% Senior Subordinated Notes due January 15, 2014	June 21, 2010	$400	$13	102.042%
6 1/ 8% Senior Subordinated Notes due July 15, 2013	July 15, 2010	$400	$5	101.021%
7 5/ 8% Senior Subordinated Notes due June 15, 2012	November 2, 2009	$750	$10	101.271%

(1)

The $500 million aggregate principal amount of remaining 6 3/8 % Senior Subordinated Notes due October 15, 2015 are subject to redemption at any time, at the option of L-3 Communications, in whole or in part. Redemption prices include a premium on the principal amount (plus accrued and unpaid interest). The current redemption price is 102.125%, and will decline annually on October 15th to 100% of the principal amount by 2013.

L-3 Holdings

In 2005, L-3 Holdings sold $700 million of 3% Convertible Contingent Debt Securities (CODES) due August 1, 2035. Interest is payable semi-annually on February 1 and August 1 of each year. On February 2, 2011, L-3 Holdings repurchased approximately $11 million of the CODES as a result of the exercise by the holders of their contractual right to require L-3 Holdings to repurchase their CODES. Holders of the remaining CODES may require L-3 Holdings to repurchase the CODES, in whole or in part, on February 1, 2016, February 1, 2021, February 1, 2026 and February 1, 2031 at a cash repurchase price equal to 100% of the principal amount of the CODES (plus accrued and unpaid interest, including contingent interest and additional interest, if any). In addition, holders of the CODES may require L-3 Holdings to repurchase the CODES at a repurchase price equal to 100% of the principal amount of the CODES (plus accrued and unpaid interest, including contingent interest and additional interest, if any) if a “fundamental change” occurs prior to maturity of the CODES. At December 31, 2010, the $11 million of repurchased CODES were classified as a current liability, and at December 31, 2011 and 2010, the remaining $689 million principal amount of CODES were classified as long-term debt.

In accordance with the provisions of the accounting standard for convertible debt, the Company separately accounts for the liability and equity (conversion option) components of the CODES in a manner that reflects the Company’s non-convertible debt borrowing rate. Through February 1, 2011, the effective interest rate of the CODES was 6.33% and interest expense related to both the contractual coupon interest and amortization of the discount on the liability components. The Company amortized the discount on the liability component of the CODES through February 1, 2011 which was the first date that the holders of the CODES had a contractual right to require L-3 Holdings to repurchase the CODES. Interest expense for the CODES after February 1, 2011 relates only to the contractual coupon interest. Interest expense recognized was $23 million and $43 million for the years ended December 31, 2011 and December 31, 2010, respectively, a portion of which was allocated to discontinued operations.

The following table provides additional information about the Company’s CODES:

	December 31, 2011	December 31, 2010
	(in millions)
Carrying amount of the equity component (conversion feature)	$64	$64
Unamortized discount of liability component amortized through February 1, 2011	$—	$2
Net carrying amount of liability component	$689	$698

The CODES are convertible into cash and shares of L-3 Holdings’ common stock based on a current conversion rate of 10.3644 shares of L-3 Holdings common stock per one thousand dollars in principal amount of the CODES (equivalent to a conversion price of $96.48 per share) only under the following circumstances: (1) prior to August 1, 2033, on any date during any fiscal quarter (and only during such fiscal quarter) beginning after September 30, 2005, if the closing sales price of the common stock of L-3 Holdings is more than 120% of the then current conversion price (currently $115.78) for at least 20 trading days in the 30 consecutive trading-day period ending on the last trading day of the previous fiscal quarter; (2) on or after August, 1, 2033, at all times on or after any date on which the closing sale price of the common stock of L-3 Holdings is more than 120% of the then current conversion price (currently $115.78); (3) if we distribute to all holders of our common stock, rights or warrants (other than pursuant to a rights plan) entitling them to purchase, for a period of 45 calendar days or less, shares of L-3 Holdings’ common stock at a price less than the average closing sales price for the ten trading days preceding the declaration date for such distribution; (4) if we distribute to all holders of our common stock, cash and other assets, debt securities or rights to purchase L-3 Holdings’ securities (other than pursuant to a rights plan), which distribution has a per share value exceeding 10% of the closing sale price of L-3 Holdings common stock on the trading day preceding the declaration date for such distribution; (5) during the five consecutive business-day period following any five consecutive trading-day period in which the average trading price of the CODES was less than 98% of the average of the closing sale price of L-3 Holdings common stock during such five trading day period multiplied by the then current conversion rate; (6) during a specified period if the CODES have been called for redemption; or (7) during a specified period if a “fundamental change” (as such term is defined in the indenture governing the CODES) occurs. The conversion rate is subject to adjustments in certain circumstances set forth in the indenture governing the CODES. For the year ended December 31, 2011, the conversion feature of the CODES had no impact on diluted earnings per share (EPS) (see Note 16).

Upon conversion of the CODES, the settlement amount will be computed as follows: (1) if L-3 Holdings elects to satisfy the entire conversion obligation in cash, L-3 Holdings will deliver to the holder for each one thousand dollars in principal amount of the CODES converted cash in an amount equal to the conversion value; or (2) if L-3 Holdings elects to satisfy the conversion obligation in a combination of cash and common stock, L-3 Holdings will deliver to the holder for each one thousand dollars in principal amount of the CODES converted (x) cash in an amount equal to (i) the fixed dollar amount per one thousand dollars in principal amount of the CODES of the conversion obligation to be satisfied in cash specified in the notice regarding L-3 Holdings’ chosen method of settlement or, if lower, the conversion value, or (ii) the percentage of the conversion obligation to be satisfied in cash specified in the notice regarding L-3 Holdings chosen method of settlement multiplied by the conversion value, as the case may be (the “cash amount”); provided that in either case the cash amount shall in no event be less than the lesser of (a) the principal amount of the CODES converted and (b) the conversion value; and (y) a number of shares of common stock of L-3 Holdings for each of the 20 trading days in the conversion period equal to 1/20th of (i) the conversion rate then in effect minus (ii) the quotient of the cash amount divided by the closing price of common stock of L-3 Holdings for that day (plus cash in lieu of fractional shares, if applicable).

The CODES are senior unsecured obligations of L-3 Holdings and rank equal in right of payment with all existing and future senior indebtedness and senior to all future senior subordinated indebtedness of L-3 Holdings. The CODES are jointly and severally guaranteed on a senior subordinated basis by the existing and future domestic subsidiaries of L-3 Holdings that guarantee any other indebtedness of L-3 Holdings or any of its domestic subsidiaries.

The CODES are subject to redemption at the option of L-3 Holdings, in whole or in part, at a cash redemption price (plus accrued and unpaid interest, including contingent interest and additional interest, if any) equal to 100% of the principal amount of the CODES.

Holders of the CODES have a right to receive contingent interest payments, which will be paid on the CODES during any six-month period commencing February 1, 2011 in which the trading price of the CODES for each of the five trading days ending on the second trading day preceding the first day of the applicable six-month interest period equals or exceeds 120% of the principal amount of the CODES. The contingent interest payable per one thousand dollars in principal amount of CODES will equal 0.25% of the average trading price of one thousand dollars in principal amount of CODES during the five trading days ending on the second trading day preceding the first day of the applicable six-month interest period. The contingent interest payment provision has been accounted for as an embedded derivative. The amount assigned to the embedded derivative is adjusted periodically through other income (expense) for changes in its fair value, if any. The change in the fair value of the embedded derivative related to the CODES was $0 for the years ended December 31, 2011, 2010 and 2009.

Guarantees

L-3 Communications

The borrowings under the Amended and Restated Revolving Credit Facility are fully and unconditionally guaranteed by L-3 Holdings and by substantially all of the material wholly-owned domestic subsidiaries of L-3 Communications on an unsecured senior basis. The payment of principal and premium, if any, and interest on the Senior Notes are fully and unconditionally guaranteed, on an unsecured senior basis, jointly and severally, by L-3 Communications’ material wholly-owned domestic subsidiaries that guarantee any of its other indebtedness. The payment of principal and premium, if any, and interest on the 6 3/8 % Senior Subordinated Notes due 2015 are fully and unconditionally guaranteed, on an unsecured senior subordinated basis, jointly and severally, by L-3 Communications’ wholly-owned domestic subsidiaries that guarantee any of its other liabilities.

Prior to the spin-off of Engility on July 17, 2012, Engility Holdings, Inc., Engility Corporation, International Resources Group Ltd. and LinCom Wireless, Inc. were guarantor subsidiaries of the Company. As a result of the spin-off, these entities no longer guarantee the debt of L-3 Communications or L-3 Holdings. See Note 25 for a description of the conditions under which the guarantees of the Senior Notes and Senior Subordinated Notes will be released.

L-3 Holdings

The payment of principal and premium, if any, and interest on the CODES are fully and unconditionally guaranteed, on an unsecured senior subordinated basis, jointly and severally, by L-3 Communications and its wholly-owned domestic subsidiaries that guarantee any of its other liabilities.

Subordination

The guarantees of the Amended and Restated Revolving Credit Facility and the Senior Notes rank senior to the guarantees of the Senior Subordinated Notes and the CODES and rank pari passu with each other. The guarantees of the Senior Subordinated Notes and CODES rank pari passu with each other and are junior to the guarantees of the Amended and Restated Revolving Credit Facility and Senior Notes.

Covenants

Financial and other restrictive covenants. The Revolving Credit Facility and Senior Subordinated Notes indenture contain financial and other restrictive covenants that limit, among other things, the ability of the subsidiaries of L-3 Communications to borrow additional funds, and the ability of L-3 Communications and its subsidiaries to incur liens, make investments, merge or consolidate, dispose of assets, pay dividends or repurchase its common stock. The Company’s Amended and Restated Revolving Credit Facility contains covenants that require that (1) the Company’s consolidated leverage ratio be less than or equal to 4.0 to 1.0; (2) the Company’s consolidated interest coverage ratio be greater than or equal to 3.0 to 1.0; and (3) the Company’s consolidated senior leverage ratio be less than or equal to 3.5 to 1.0, in each case, as of the end of any fiscal quarter. Calculations of the financial covenants are to exclude, among other things, certain items such as impairment losses on goodwill or other intangible assets, non-cash gains or losses from discontinued operations, gains or losses in connection with asset dispositions, and gains or losses with respect to judgments or settlements in connection with litigation matters. As of December 31, 2011, the Company was in compliance with its financial and other restrictive covenants.

The Senior Indentures contain covenants customary for investment grade notes, including covenants that restrict the ability of L-3 Communications and its wholly-owned domestic subsidiaries to create, incur, assume or permit to exist any lien, except permitted liens (as defined in the Senior Indentures) and restrict the ability of L-3 Communications and its subsidiaries to enter into certain sale and leaseback transactions (as defined in the Senior Indentures).

The Senior Subordinated Notes indenture contains covenants that restrict the ability of L-3 Communications to incur indebtedness and issue capital stock that matures or is redeemable 91 days or less after the maturity date of such series of notes, and the ability of its restricted subsidiaries to incur indebtedness or issue preferred stock, unless the Company’s fixed charge coverage ratio would have been at least 2.0 to 1.0 on a pro forma basis. The covenants are subject to several material exceptions, including an exception for indebtedness under the Company’s Revolving Credit Facility up to a specified amount.

Restricted Payments. L-3 Holdings relies on dividends paid by L-3 Communications to generate the funds necessary to pay dividends on and repurchase its common stock. The Senior Subordinated Notes indenture contains provisions that limit the ability of L-3 Communications to pay dividends to L-3 Holdings and make investments in L-3 Holdings, subject to exceptions. Subject to certain limitations, the indenture permits L-3 Communications to make such restricted payments so long as it would be able to incur at least one dollar of additional indebtedness under the fixed charge coverage ratio test described above and meet other conditions.

Cross default provisions. The Amended and Restated Revolving Credit Facility contains cross default provisions that are triggered when a payment default occurs or certain other defaults occur that would allow the acceleration of indebtedness, swap contracts or guarantees of L-3 Holdings, L-3 Communications or its subsidiaries, so long as the aggregate amount of such indebtedness, swap contracts or guarantees is at least $50 million and such defaults (other than payment defaults and defaults that have resulted in acceleration) have not been cured within 10 days. The Senior Subordinated Notes indentures contain cross acceleration provisions that are triggered when holders of the indebtedness of L-3 Holdings, L-3 Communications or their restricted subsidiaries (or the payment of which is guaranteed by such entities) accelerate at least $10 million in aggregate principal amount of those obligations. The Senior Notes indenture contains a cross acceleration provision that is triggered when a default or acceleration occurs under any indenture or instrument of L-3 Communications or its subsidiaries or the payment of which is guaranteed by L-3 Communications or its subsidiaries in an aggregate amount of at least $100 million.

Equity	12 Months Ended
Dec. 31, 2011
Equity and Accumulated Other Comprehensive (Loss) Income [Abstract]
Equity

11. Equity

In August 2011, L-3 Holdings completed its previously announced $1 billion share repurchase program, which was approved by its Board of Directors on July 14, 2010. On April 26, 2011, L-3 Holdings’ Board of Directors approved a new share repurchase program that authorizes L-3 Holdings to repurchase up to an additional $1.5 billion of its outstanding shares of common stock through April 30, 2013. Repurchases of L-3 Holdings common stock under the share repurchase programs are made at management’s discretion in accordance with applicable U.S. federal securities laws in the open market or otherwise. The timing and actual number of shares to be repurchased in the future will depend on a variety of factors, including the Company’s financial position, earnings, legal requirements, other investment opportunities (including acquisitions), market conditions and other factors. All share repurchases of L-3 Holdings common stock have been recorded as treasury shares. L-3 Holdings repurchased 13.3 million shares of its common stock at an average price of $72.17 per share for an aggregate amount of approximately $958 million from January 1, 2011 through December 31, 2011. At December 31, 2011, the remaining dollar value under the share repurchase program was $1,134 million.

From January 1, 2012 through February 29, 2012, L-3 Holdings repurchased 934,086 shares of its common stock at an average price of $69.68 per share for an aggregate amount of approximately $65 million.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

12. Fair Value Measurements

The Company applies the accounting standards for fair value measurements to all of the Company’s assets and liabilities that are measured and recorded at fair value. Fair value is defined as the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. The standards establish a fair value hierarchy that gives the highest priority to observable inputs and the lowest priority to unobservable inputs.

The following table presents the fair value hierarchy level for each of the Company’s assets and liabilities that are measured and recorded at fair value on a recurring basis.

	December 31,
	2011			2010
Description	Level 1(1)	Level 2(2)	Level 3(3)	Level 1(1)	Level 2(2)	Level 3(3)
	(in millions)
Assets
Cash equivalents	$725	$—	$—	$347	$—	$—
Derivatives (foreign currency forward contracts)	—	10	—	—	22	—

Total Assets	$725	$10	$—	$347	$22	$—

Liabilities
Derivatives (foreign currency forward contracts)	$—	$9	$—	$—	$5	$—

(1)

Level 1 is based on quoted market prices available in active markets for identical assets or liabilities as of the reporting date. Cash equivalents are primarily held in registered money market funds that are valued using quoted market prices.

(2)

Level 2 is based on pricing inputs other than quoted prices in active markets, which are either directly or indirectly observable. The fair value is determined using a valuation model based on observable market inputs, including quoted foreign currency forward exchange rates and consideration of non-performance risk.

(3)	Level 3 is based on pricing inputs that are not observable and not corroborated by market data. The Company has no Level 3 assets or liabilities.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments

13. Financial Instruments

At December 31, 2011 and 2010, the Company’s financial instruments consisted primarily of cash and cash equivalents, billed receivables, trade accounts payable, Senior Notes, Senior Subordinated Notes, CODES and foreign currency forward contracts. The carrying amounts of cash and cash equivalents, billed receivables and trade accounts payable are representative of their respective fair values because of the short-term maturities or expected settlement dates of these instruments. The fair values of foreign currency forward contracts are based on forward exchange rates. The carrying amounts and estimated fair values of the Company’s financial instruments are presented in the table below.

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in millions)
Senior Notes (1)	2,938	2,940	1,794	1,810
Senior Subordinated Notes (1)	498	513	1,645	1,691
CODES(1)	689	658	698	701
Foreign currency forward contracts (2)	1	1	17	17

(1)	The Company measures the fair value of its long-term debt using Level 2 inputs based primarily on current market yields for its existing debt traded in the secondary market.
(2)	See Note 14 for additional disclosures regarding the notional amounts and fair values of foreign currency forward contracts.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

14. Derivative Financial Instruments

Notional amounts are used to measure the volume of foreign currency forward contracts and do not represent exposure to foreign currency losses. The table below presents the notional amounts of the Company’s outstanding foreign currency forward contracts by currency as of December 31, 2011.

Currency	Notional Amount
(in millions)
Canadian dollar	$211
U.S. dollar	58
British pound	35
Euro	30
Other	1

Total	$335

At December 31, 2011, the Company’s foreign currency forward contracts had maturities through 2016.

The table below presents the fair values and the location of the Company’s derivative instruments in the Consolidated Balance Sheets.

	Fair Values of Derivative Instruments(1)
	December 31, 2011				December 31, 2010
	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$3	$5	$8	$—	$11	$8	$2	$—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	1	1	1	—	2	1	3	—
Embedded derivative related to the CODES	—	—	—	—	—	—	—	—

Total derivative instruments	$4	$6	$9	$—	$13	$9	$5	$—

(1)	See Note 12 for a description of the fair value hierarchy related to the Company’s foreign currency forward contracts.

The effect of gains or losses from foreign currency forward contracts was not material to the Consolidated Statements of Operations for the years ended December 31, 2011 and 2010. At December 31, 2011, the estimated net amount of existing losses that are expected to be reclassified into income within the next 12 months is $5 million.

Accumulated Other Comprehensive (Loss) Income	12 Months Ended
Dec. 31, 2011
Equity and Accumulated Other Comprehensive (Loss) Income [Abstract]
Accumulated Other Comprehensive (Loss) Income

15. Accumulated Other Comprehensive (Loss) Income

The changes in the accumulated other comprehensive (loss) income balances, net of related tax effects are presented in the table below:

	Foreign currency translation	Unrealized gains (losses) on hedging instruments	Unrecognized gains (losses) and prior service cost, net	Total accumulated other comprehensive (loss) income
	(in millions)
Balance at December 31, 2008	$38	$5	$(375)	$(332)
Period change	117	—	49	166

Balance at December 31, 2009	155	5	(326)	(166)
Period change	6	5	(101)	(90)

Balance at December 31, 2010	161	10	(427)	(256)
Period change	(28)	(10)	(160)	(198)

Balance at December 31, 2011	$133	$—	$(587)	$(454)

L-3 Holdings' Earnings Per Share	12 Months Ended
Dec. 31, 2011
L-3 Holdings' Earnings Per Share [Abstract]
L-3 Holdings' Earnings Per Share

16. L-3 Holdings’ Earnings Per Share

A reconciliation of basic and diluted EPS is presented in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions, except per share data)
Reconciliation of net income:
Net income	$968	$966	$911
Net income from continuing operations attributable to noncontrolling interests	(9)	(9)	(9)
Net income from discontinued operations attributable to noncontrolling interests	(3)	(2)	(1)
Net income allocable to participating securities	(2)	(5)	(8)

Net income allocable to L-3 Holdings common shareholders	$954	$950	$893

Earnings allocable to L-3 Holdings’ common shareholders:
Continuing operations	$853	$810	$740
Discontinued operations, net of income tax	101	140	153

Net income allocable to L-3 Holdings common shareholders	$954	$950	$893

Earnings per share allocable to L-3 Holdings’ common shareholders:
Basic:
Weighted average common shares outstanding	104.4	114.3	116.8

Basic earnings per share allocable to L-3 Holdings’ common shareholders:
Continuing operations	$8.17	$7.09	$6.34
Discontinued operations, net of income tax	0.97	1.22	1.31

Basic earnings per share	$9.14	$8.31	$7.65

Diluted:
Common and potential common shares:
Weighted average common shares outstanding	104.4	114.3	116.8
Assumed exercise of stock options	2.0	2.7	3.5
Unvested restricted stock awards	1.8	1.3	0.4
Employee stock purchase plan contributions	0.2	0.5	0.4
Performance unit awards	0.1	0.1	—
Assumed purchase of common shares for treasury	(2.9)	(3.8)	(3.7)
Assumed conversion of the CODES (1)	—	—	—

Common and potential common shares	105.6	115.1	117.4

Diluted earnings per share allocable to L-3 Holdings’ common shareholders:
Continuing operations	$8.08	$7.04	$6.30
Discontinued operations, net of income tax	0.95	1.21	1.31

Diluted earnings per share	$9.03	$8.25	$7.61

(1)

L-3 Holdings’ CODES had no impact on diluted EPS for the years ended December 31, 2011, 2010 and 2009 because the average market price of L-3 Holdings’ common stock during these periods was less than the price at which the CODES would have been convertible into L-3 Holdings’ common stock. As of December 31, 2011, 2010 and 2009, the conversion prices were $96.48, $98.94 and $100.14, respectively.

Excluded from the computations of diluted EPS are certain shares related to stock options, and restricted stock units underlying employee stock-based compensation and employee stock purchase plan contributions of 3.2 million for the year ended December 31, 2011, 2.8 million for the year ended December 31, 2010, and 3.0 million for the year ended December 31, 2009, because they were anti-dilutive.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

17. Income Taxes

Income from continuing operations before income taxes is summarized in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Domestic	$897	$1,028	$956
Foreign	263	224	175

Income from continuing operations before income taxes	$1,160	$1,252	$1,131

The components of the Company’s current and deferred portions of the provision for income taxes on continuing operations are presented in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Current income tax provision:
Federal	$77	$240	$220
State and local	26	25	47
Foreign	69	54	38

Subtotal	172	319	305

Deferred income tax provision:
Federal	97	72	61
State and local	15	27	3
Foreign	12	10	5

Subtotal	124	109	69

Total provision for income taxes	$296	$428	$374

A reconciliation of the statutory federal income tax rate to the effective income tax rate on continuing operations of the Company is presented in the table below.

	Year Ended December 31,
	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.2	2.7	3.1
Foreign income taxes	(2.6)	(1.1)	(1.1)
Manufacturing benefits	(1.6)	(1.6)	(0.9)
Research and experimentation and other tax credits	(1.1)	(1.2)	(1.5)
Resolution of tax contingencies	(7.7)	(0.8)	(2.2)
Goodwill impairment	1.2	—	—
Other, net	0.1	1.2	0.7

Effective income tax rate on continuing operations	25.5%	34.2%	33.1%

	December 31,
	2011	2010
	(in millions)
Deferred tax assets:
Inventoried costs	$34	$26
Compensation and benefits	100	88
Pension and postretirement benefits	379	337
Loss carryforwards	18	13
Tax credit carryforwards	10	8
Other	68	84

Gross deferred tax assets	609	556

Less: valuation allowance	(14)	(3)

Net deferred tax assets	595	553

Deferred tax liabilities:
Goodwill and other intangible assets	$593	$530
Income recognition on contracts in process	47	36
Property, plant and equipment	97	62
Other	61	34

Gross deferred tax liabilities	798	662

Total net deferred tax liabilities	$(203)	$(109)

The following table presents the classification of the Company’s deferred tax assets and liabilities.

	December 31,
	2011	2010
	(in millions)
Current deferred tax assets	$132	$150
Non-current deferred tax liabilities	(335)	(259)

Total net deferred tax liabilities	$(203)	$(109)

At December 31, 2011, the Company had approximately $20 million of capital loss carryforwards that will expire, if unused in 2016. The realizability of the $7 million resulting deferred tax asset will depend on the Company generating a like amount of capital gains before the losses expire in 2016. The Company does not believe that it is more likely than not that it will generate sufficient capital gains during this time period, and has therefore established a full valuation allowance against the capital loss carryforward. In addition, the Company had $95 million of state net operating losses that will expire, if unused, between 2012 and 2031 and $20 million of foreign net operating losses that can be carried forward indefinitely. The Company also has $10 million of tax credit carryforwards related to state and foreign research and experimentation credits and investment tax credits that will expire, if unused, beginning in 2016. The Company believes that it will generate sufficient taxable income, of the appropriate character, to utilize $87 million of the state net operating losses, $2 million of the foreign net operating losses and substantially all of the state and foreign credit carryforwards before they expire.

As of December 31, 2011, the total amount of unrecognized tax benefits was $143 million, $75 million of which would reduce the effective income tax rate, if recognized. A reconciliation of the change in unrecognized income tax benefits, excluding potential interest and penalties, is presented in the table below.

	2011	2010	2009
	(in millions)
Balance at January 1	$195	$185	$160
Additions for tax positions related to the current year	9	8	10
Additions for tax positions related to prior years	33	49	48
Reductions for tax positions related to prior years	(13)	(47)	—
Reductions for tax positions related to settlements with taxing authorities	(5)	—	(2)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(76)	—	(31)

Balance at December 31	$143	$195	$185

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. The U.S. federal income tax jurisdiction is the Company’s primary tax jurisdiction. The statutes of limitations for the Company’s U.S. Federal income tax returns for the years ended December 31, 2008 through 2010 are open as of December 31, 2011. As of December 31, 2011, the Company anticipates that unrecognized tax benefits will decrease by approximately $26 million over the next 12 months due to the potential resolution of unrecognized tax benefits involving several jurisdictions and tax periods. The actual amount could vary significantly depending on the ultimate timing and nature of any settlements.

In 2011, the Company reached an agreement with the U.S. Internal Revenue Service (IRS) relating to the audit of the Company’s 2006 and 2007 U.S. Federal income tax returns. The Company also reached agreement on several state and foreign audits. As a result of these agreements, the Company reversed previously accrued income tax expense of $12 million, including interest and penalties. In addition, the statutes of limitations for the 2006 and 2007 U.S. Federal income tax returns, certain foreign tax returns and certain state tax returns expired in 2011. As a result, the Company reversed previously accrued income tax expense by $81 million, including interest and penalties.

In 2009, the statute of limitations for the 2004 and 2005 U.S. Federal income tax returns of the Company, certain foreign income tax returns and certain returns of its acquired subsidiaries expired. As a result, the Company reduced its income tax provision by $31 million for the reversal of previously accrued amounts.

As of December 31, 2011 and 2010, current and non-current income taxes payable include accrued potential interest of $11 million ($7 million after income taxes) and $21 million ($12 million after income taxes), respectively, and potential penalties of $8 million and $9 million, respectively. With respect to the interest related items, the Company’s income tax expense included a benefit of $6 million and $0.3 million for the years ended December 31, 2011 and 2010, respectively, and an expense of $3 million for the year ended December 31, 2009.

At December 31, 2011, the Company has not provided deferred U.S. income taxes and foreign withholding taxes for $288 million of undistributed earnings by its non-U.S. subsidiaries as such earnings are intended to be reinvested indefinitely. Quantification of additional taxes that may be payable on distribution is not practicable.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

18. Stock-Based Compensation

Stock-based Compensation Plans. Effective April 29, 2008, the Company adopted the 2008 Long Term Performance Plan (2008 LTPP) and the 2008 Directors Stock Incentive Plan (2008 DSIP). As a result, no subsequent awards in respect of shares of L-3 Holdings common stock have been or will be issued under the Company’s 1997 Stock Option Plan, the 1998 Directors Stock Option Plan and the 1999 Long Term Performance Plan (Prior Plans).

Awards under the 2008 LTPP may be granted to any officer or employee of the Company or any of its subsidiaries, or to any other individual who provides services to or on behalf of the Company or any of its subsidiaries. Awards under the 2008 LTPP may be in the form of stock options, stock appreciation rights, restricted stock and other stock-based awards (including restricted stock units and performance units).

Under the terms of the 2008 LTPP, (i) the maximum number of shares of L-3 Holdings’ common stock that may be issued pursuant to “incentive” stock option awards (i.e., stock options granted in accordance with Section 422 of the U.S. Internal Revenue Code of 1986, as amended) is 3,000,000, (ii) the maximum number of shares of L-3 Holdings’ common stock that may be issued (or paid in cash by reference to such shares) pursuant to all awards granted during a calendar year to any individual participant is 500,000 and (iv) the maximum number of shares of L-3 Holdings’ common stock that may be issuable (or payable in cash by reference to such shares) to any participant over the life of the 2008 LTPP with respect to performance-based awards may not exceed 5% of L-3 Holdings’ total outstanding shares of common stock.

On April 27, 2010, the stockholders of L-3 Holdings approved an amendment to the 2008 LTPP that increased the number of shares authorized for issuance under the 2008 LTPP to approximately 12.2 million shares, except that each share of L-3 Holdings common stock issued under a “full value” award (i.e., awards other than stock options or stock appreciation rights) granted on or after March 1, 2010 will be counted as 2.6 shares for purposes of this share limit. At December 31, 2011, 6.3 million shares of L-3 Holdings’ common stock remained available for future awards under the 2008 LTPP.

Awards under the 2008 DSIP may be granted only to non-employee directors of the Company. Awards under the 2008 DSIP may be in the form of stock options, restricted stock, restricted stock units and minimum ownership stock. At December 31, 2011, the number of shares of L-3 Holding’s common stock authorized for grant under the 2008 DSIP was 300,000, of which, 237,852 shares were still available for awards. The 2008 LTPP and the 2008 DSIP are collectively referred to as the 2008 Plans.

To date, awards under the 2008 Plans and Prior Plans (collectively, the Plans) have been in the form of L-3 Holdings’ restricted stock, restricted stock units, performance units and options to purchase L-3 Holdings’ common stock. The Company adopted the Plans in order to provide incentives to directors, officers, employees and other individuals providing services to or on behalf of the Company and its subsidiaries. The Company believes that its stock-based compensation awards encourage high levels of performance by individuals who contribute to the success of the Company and enable the Company to attract, retain and reward talented and experienced individuals. This is accomplished by providing eligible individuals with an opportunity to obtain or increase a proprietary interest in the Company and/or by providing eligible individuals with additional incentives to join or remain with the Company. The Plans serve to better align the interests of management and its employees with those of the Company’s shareholders.

Stock based compensation expense, including stock-based compensation expense recorded in discontinued operations as a result of the spin-off of Engility as described in Notes 1 and 4, is summarized in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Stock options	$11	$12	$16
Restricted stock units	48	52	42
Performance units (LTIP awards)	5	3	9
Employee stock purchase plan	—	12	12

Total before income taxes	64	79	79
Income taxes	24	27	29

Total after income taxes	40	52	50
Stock based compensation recorded in discontinued operations, net of income taxes	4	6	6

Stock based compensation recorded in continuing operations, net of income taxes	$36	$46	$44

Stock Options. The exercise price of stock options granted under the 2008 Plans may not be less than the fair market value of L-3 Holdings’ common stock on the date of grant. Options expire after 10 years from the date of grant and vest ratably over a three year period on the annual anniversary of the date of grant. All unvested options are subject to forfeiture upon termination of employment (subject to customary exceptions for death or disability). All of the stock option awards issued under the Plans are non-qualified stock options for U.S. income tax regulations. The table below presents a summary of the Company’s stock option activity as of December 31, 2011 and changes during the year then ended.

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(in Years)	(in millions)
Number of shares under option
Outstanding at January 1, 2011	4,562.1	$78.27	6.2	$15

Options granted	694.8	80.17
Options exercised	(387.6)	59.29
Options forfeited	(245.7)	89.54

Outstanding at December 31, 2011	4,623.6	$79.55	5.9	$8

Vested and expected to vest at December 31, 2011 (1)	4,584.6	$79.52	5.8	$8

Exercisable at December 31, 2011	3,407.5	$78.67	4.9	$8

(1)	Represents outstanding options reduced by expected forfeitures for options not fully vested.

The weighted average grant date fair value of the stock options awarded was $15.54, $18.41, and $14.67 for the years ended December 31, 2011, 2010 and 2009, respectively. The aggregate intrinsic value, disclosed in the table above, represents the difference between L-3 Holdings’ closing stock price on the last trading day for the period, and the exercise price, multiplied by the number of in-the-money stock options.

The total intrinsic value of stock options exercised, based on the difference between the L-3 Holdings stock price at the time of exercise and the related exercise price, was $8 million, $30 million and $12 million for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, unrecognized compensation costs related to stock options were $14 million ($9 million after income taxes), which are expected to be recognized over a weighted average remaining period of 1.3 years.

The actual income tax benefit realized related to compensation deductions arising from the exercise of stock options by the Company’s employees totaled $3 million, $10 million and $5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Stock Option Fair Value Estimation Assumptions. The Company estimates the fair value of its stock options at the date of grant using the Black-Scholes option-pricing valuation model. The Company’s valuation model is affected by L-3 Holdings’ stock price as well as weighted average assumptions for a number of subjective variables described below.

•

Expected Holding Period. The expected holding period of stock options granted represents the period of time that stock options granted are expected to be outstanding until they are exercised. The Company uses historical stock option exercise data to estimate the expected holding period.

•	Expected Volatility. Expected volatility is based on L-3 Holdings’ historical share price volatility matching the expected holding period.

•	Expected Dividend Yield. Expected dividend yield is based on L-3 Holdings’ anticipated dividend payments and historical pattern of dividend increases over the expected holding period.

•	Risk-Free Interest Rate. The risk-free interest rates for stock options are based on U.S. Treasuries for a maturity matching the expected holding period.

Changes in assumptions can materially impact the estimated fair value of stock options. The weighted average assumptions used in the valuation model are presented in the table below.

	2011 Grants	2010 Grants	2009 Grants
Expected holding period (in years)	5.2	4.7	4.6
Expected volatility	26.4%	26.2%	26.2%
Expected dividend yield	2.8%	2.2%	2.4%
Risk-free interest rate	2.2%	2.3%	2.5%

Restricted Stock Units. The Company awards restricted stock units that automatically convert into shares of L-3 Holdings’ common stock upon vesting (in the case of awards granted to employees) or upon the date on which the recipient ceases to be a director (in the case of awards granted to directors). These awards are subject to forfeiture until certain restrictions have lapsed, including a three year cliff vesting period for employees and a one year cliff vesting period for directors, in each case starting on the date of grant. The weighted average grant date fair value of the restricted stock units awarded was $80.17, $90.23 and $74.02 for the years ended December 31, 2011, 2010 and 2009, respectively. The grant date fair value of the restricted stock unit awards is based on L-3 Holdings’ closing stock price at the date of grant, and will generally be recognized as compensation expense on a straight-line basis over the vesting period. However, for employees who attain retirement eligibility status prior to the end of the three year cliff vesting period, and who have provided at least one year of service after the date of grant, compensation expense is recognized over the shorter period from the date of grant to the retirement eligibility date. Retirement eligible employees are those employees that have attained the age of 65 and have completed at least five years of service (which service must be continuous through the date of termination except for a single break in service that does not exceed one year in length).

The table below presents a summary of the Company’s nonvested restricted stock unit awards as of December 31, 2011 and changes during the year then ended.

	Number of Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested balance at January 1, 2011	1,733.7	$85.41
Granted	688.0	80.17
Vested	(444.4)	98.01
Forfeited	(153.0)	80.86

Nonvested balance at December 31, 2011	1,824.3	$80.74

As of December 31, 2011, total unrecognized compensation costs related to nonvested restricted stock unit awards were $60 million ($36 million after income taxes) and are expected to be recognized over a weighted average remaining period of 1.3 years. The total fair value of restricted stock unit awards vested during the years ended December 31, 2011, 2010 and 2009 as of their vesting dates was $35 million, $31 million and $23 million, respectively.

Performance Units. The Company’s Long-Term Incentive Program (LTIP) is a multi-year performance program under which each participant receives a target award of performance units, with each unit having a value at the time of grant equal to a share of L-3 Holdings’ common stock. The number of units ultimately earned can range from zero to 200% of the target award. The final value of each award will vary based upon (1) the level of performance achieved by the Company over the associated performance period in relation to pre-determined performance goals established by the Compensation Committee of the Board of Directors of L-3 Holdings and (2) the closing price of L-3 Holdings’ common stock at the end of the performance period. Units issued under the program are payable in either cash or shares of L-3 Holdings’ common stock as determined at the time of grant by the Compensation Committee.

In 2011, 2010, and 2009, the Company awarded performance units with a weighted average grant date fair value per unit of $95.50, $105.14 and $87.18, respectively. Of these units, (1) the final value of half of the units is contingent upon the compound annual growth rate in L-3’s diluted earnings per share (the EPS Element) and (2) the final value of half of the units is contingent upon L-3’s total stockholder return relative to a peer group of companies (the TSR Element). The performance periods for units awarded during 2011 and 2010 began on the first day of the applicable grant year and will end on the December 31 that is three years later. The performance period for units awarded during 2009 began on June 27, 2009 and ended December 31, 2011. Units related to the EPS Element are payable in shares of L-3 Holdings’ common stock, while units related to the TSR Element are payable in cash based on the closing price of L-3 Holdings’ common stock at the end of the performance period. As of December 31, 2011, total unrecognized compensation costs related to the performance units were $5 million ($3 million after income taxes) and are expected to be recognized over a weighted average remaining period of 1.7 years.

The table below presents a summary of the Company’s performance unit awards based on expected performance as of December 31, 2011 and changes during the year then ended.

	Payable in Cash (TSR)		Payable in Shares (EPS)
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
	(in thousands)		(in thousands)
Outstanding at January 1, 2011	7.8	$117.13	88.1	$80.24
Granted	40.9	110.82	40.9	80.17
Increase due to expected performance	11.9	108.51	8.8	56.51
Vested	—	—	(69.3)	73.61
Forfeited	(0.1)	114.77	(2.1)	77.40

Outstanding at December 31, 2011	60.5	$111.19	66.4	$84.07

The performance period for the units awarded in 2009 ended on December 31, 2011. Based on the EPS element and TSR element achieved during the performance period, a total of 69,263 performance units having a fair market value of $5 million as of their vesting date were earned by the LTIP participants on December 31, 2011.

Performance Units Fair Value Assumptions. The TSR element is initially measured at fair value and subsequently remeasured each reporting period using a Monte Carlo valuation model that incorporates current assumptions, including L-3 Holdings’ stock price and the variables described below.

•	Expected Volatility. Expected volatility is based on L-3 Holdings’ historical share price volatility matching the remaining measurement period.

•	Expected Dividend Yield. Expected dividend yield is based on L-3 Holdings’ anticipated dividend payments and historical pattern of dividend increases over the remaining measurement period.

•	Risk-Free Interest Rate. Risk-free interest rates for the performance units are based on U.S. Treasuries for a maturity matching the remaining measurement period.

Changes in assumptions can materially impact the estimated fair value of the TSR element from period to period. The weighted average assumptions used in the valuation model as of December 31, 2011 are presented in the table below.

	2011 Grants	2010 Grants
Expected volatility	25.0%	27.9%
Expected dividend yield	2.7%	2.7%
Risk-free interest rate	0.3%	0.1%

Employee Stock Purchase Plan. Effective July 1, 2009, the Company adopted the 2009 Employee Stock Purchase Plan (2009 ESPP). As a result, no subsequent options to purchase shares of L-3 Holdings’ common stock have been or will be granted under the Company’s prior employee stock purchase plan (2001 ESPP).

The general terms of the 2009 ESPP are substantially identical to those of the 2001 ESPP. Under the 2009 ESPP, eligible employees are offered options to purchase shares of L-3 Holdings’ common stock at the end of each six-month offering period at 85% of fair market value (or 95% of fair market value for offering periods beginning on or after January 1, 2011) based on the average of the highest and lowest sales prices for the stock on the purchase date. Eligible employees generally include all employees of the Company and each subsidiary or affiliate of the Company that has been designated to participate in the 2009 ESPP. Offering periods begin on the first trading day in January and July of each calendar year and end on the last trading day in June and December of each calendar year. Share purchases are funded through payroll deductions of up to 10% of an employee’s eligible compensation for each payroll period, or $21,250 each calendar year.

As of December 31, 2011, 5.5 million shares were available for future issuance under the 2009 ESPP (i.e., excluding the effect of shares issued in January 2012 as described below). In July 2011, the Company issued 0.3 million shares under the 2009 ESPP at an average price of $83.26 per share, which covered employee contributions for the six months ended June 30, 2011. In January 2012, the Company issued 0.4 million shares under the 2009 ESPP at an average price of $63.59 per share, which covered employee contributions for the six months ended December 31, 2011. Effective January 1, 2011, the employee discount on the purchase of L-3 Holdings common stock was reduced from 15% to 5%. The 5% discount is not recognized as a compensation expense in accordance with the accounting standard for share-based compensation expense.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies

19. Commitments and Contingencies

Non-Cancelable Operating Leases

The Company leases certain facilities and equipment under agreements expiring at various dates through 2028. Certain leases contain renewal options or escalation clauses providing for increased rental payments based upon maintenance, utility and tax increases. No lease agreement imposes a restriction on the Company’s ability to pay dividends, engage in debt or equity financing transactions, or enter into further lease agreements.

The following table presents future minimum payments under non-cancelable operating leases with initial or remaining terms in excess of one year at December 31, 2011.

	Real Estate	Equipment	Total
	(in millions)
2012	$145	$11	$156
2013	102	5	107
2014	86	2	88
2015	57	1	58
2016	40	—	40
Thereafter	89	—	89

Total minimum payments required	519	19	538
Less: Sublease rentals under non-cancelable leases	9	—	9

Net minimum payments required	$510	$19	$529

Rent expense was $140 million for 2011, $143 million for 2010, and $140 million for 2009.

Letters of Credit

The Company enters into standby letters of credit with financial institutions covering performance and financial guarantees pursuant to contractual arrangements with certain customers. The Company had total outstanding letters of credit aggregating to $410 million, of which $3 million reduces the amount of available borrowings to the Company under the Revolving Credit Facility at December 31, 2011 and $394 million, of which, $17 million reduced the amount of available borrowings under the Revolving Credit Facility at December 31, 2010. These letters of credit may be drawn upon in the event of the Company’s nonperformance.

Guarantees

The Company, from time to time, enters into contractual guarantees that arise in connection with its business acquisitions, dispositions, and other contractual arrangements in the normal course of business.

As previously discussed in Note 4, L-3 entered into a Distribution Agreement and several other agreements that govern certain aspects of L-3’s relationship with Engility, including employee matters, tax matters, transition services, and the future supplier/customer relationship between L-3 and Engility. These agreements generally provide cross-indemnities that, except as otherwise provided, are principally designed to place the financial responsibility for the obligations and liabilities of each entity with that respective entity. Engility has joint and several liability with L-3 to the IRS for the consolidated U.S. Federal income taxes of L-3’s consolidated group for taxable periods in which Engility was a part of that group. However, the Tax Matters Agreement specifies the portion of this tax liability for which L-3 and Engility will each bear responsibility, and L-3 and Engility have agreed to indemnify each other against any amounts for which the other is not responsible. The Tax Matters Agreement also allocates responsibility between L-3 and Engility for other taxes, including special rules for allocating tax liabilities in the event that the spin-off is determined not to be tax-free. Though valid as between the parties, the Tax Matters Agreement is not binding on the IRS.

The Company has two existing real estate lease agreements, which include residual guarantee amounts, expiring on August 31, 2012 and are accounted for as operating leases. On or before the lease expiration date, the Company can exercise options under the lease agreements to either renew the leases, purchase both properties for $28 million, or sell both properties on behalf of the lessor (the “Sale Option”). If the Company elects the Sale Option, the Company must pay the lessor a residual guarantee amount of $23 million for both properties, on or before the lease expiration date. In addition, at the time both properties are sold, the Company must pay the lessor a supplemental rent payment equal to the gross sales proceeds in excess of the residual guarantee, provided that such amount shall not exceed $5 million. For these real estate lease agreements, if the gross sales proceeds are less than the sum of the residual guarantee amount and the supplemental rent payment, the Company is required to pay a supplemental rent payment to the extent the reduction in the fair value of the properties is demonstrated by an independent appraisal to have been caused by the Company’s failure to properly maintain the properties. The aggregate residual guarantee amounts equal $23 million and are included in the future minimum payments under non-cancelable real estate operating lease payments relating to the expiration dates of such leases.

The Company has a contract to provide and operate for the U.S. Air Force (USAF) a full-service training facility, including simulator systems adjacent to a USAF base in Oklahoma. The Company acted as the construction agent on behalf of the third-party owner-lessors for procurement and construction for the simulator systems, which were completed and delivered in August 2002. The Company, as lessee, entered into operating lease agreements for a term of 15 years for the simulator systems with the owner-lessors. At the end of the lease term, the Company may elect to purchase the simulator systems at fair market value, which can be no less than $7 million and no greater than $21 million. If the Company does not elect to purchase the simulator systems on the date of expiration (July 15, 2017), the Company shall pay to the lessor, as additional rent, $3 million and return the simulator systems to the lessors.

Environmental Matters

Management continually assesses the Company’s obligations with respect to applicable environmental protection laws, including those obligations assumed in connection with certain business acquisitions. While it is difficult to determine the timing and ultimate cost to be incurred by the Company in order to comply with these laws, based upon available internal and external assessments, with respect to those environmental loss contingencies of which management is aware, the Company believes that there are no environmental loss contingencies that, individually or in the aggregate, would be material to the Company’s consolidated results of operations. The Company accrues for these contingencies when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Procurement Regulations

A substantial majority of the Company’s revenues are generated from providing products and services under legally binding agreements or contracts with U.S. Government and foreign government customers. U.S. Government contracts are subject to extensive legal and regulatory requirements, and from time to time, agencies of the U.S. Government investigate whether such contracts were and are being conducted in accordance with these requirements. The Company is currently cooperating with the U.S. Government on several investigations, including those specified below, from which civil, criminal or administrative proceedings have or could result and give rise to fines, penalties, compensatory and treble damages, restitution and/or forfeitures. The Company does not currently anticipate that any of these investigations will have a material adverse effect, individually or in the aggregate, on its consolidated financial position, results of operations or cash flows. However, under U.S. Government regulations, an indictment of the Company by a federal grand jury, or an administrative finding against the Company as to its present responsibility to be a U.S. Government contractor or subcontractor, could result in the Company being suspended for a period of time from eligibility for awards of new government contracts or task orders or in a loss of export privileges. A conviction, or an administrative finding against the Company that satisfies the requisite level of seriousness, could result in debarment from contracting with the federal government for a specified term. In addition, all of the Company’s U.S. Government contracts: (1) are subject to audit and various pricing and cost controls, (2) include standard provisions for termination for the convenience of the U.S. Government or for default, and (3) are subject to cancellation if funds for contracts become unavailable. Foreign government contracts generally include comparable provisions relating to terminations for convenience and default, as well as other procurement clauses relevant to the foreign government.

Litigation Matters

The Company is also subject to litigation, proceedings, claims or assessments and various contingent liabilities incidental to its businesses, including those specified below. Furthermore, in connection with certain business acquisitions, the Company has assumed some or all claims against, and liabilities of, such acquired businesses, including both asserted and unasserted claims and liabilities.

In accordance with the accounting standard for contingencies, the Company records a liability when management believes that it is both probable that a liability has been incurred and the Company can reasonably estimate the amount of the loss. Generally, the loss is recorded at the amount the Company expects to resolve the liability. The estimated amounts of liabilities recorded for pending and threatened litigation are disclosed in Note 8. Amounts recoverable from insurance contracts or third parties are recorded as assets when deemed probable. At December 31, 2011, the Company did not record any amounts for recoveries from insurance contracts or third parties in connection with the amount of liabilities recorded for pending and threatened litigation. Legal defense costs are expensed as incurred. The Company believes it has recorded adequate provisions for its litigation matters. The Company reviews these provisions quarterly and adjusts these provisions to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. While it is reasonably possible that an unfavorable outcome may occur in one or more of the following matters, unless otherwise stated below, the Company believes that it is not probable that a loss has been incurred in any of these matters. With respect to the litigation matters below for which it is reasonably possible that an unfavorable outcome may occur, an estimate of loss or range of loss is disclosed when such amount or amounts can be reasonably estimated. Although the Company believes that it has valid defenses with respect to legal matters and investigations pending against it, the results of litigation can be difficult to predict, particularly those involving jury trials. Accordingly, our current judgment as to the likelihood of our loss (or our current estimate as to the potential range of loss, if applicable) with respect to any particular litigation matter may turn out to be wrong. Therefore, it is possible that the financial position, results of operations or cash flows of the Company could be materially adversely affected in any particular period by the unfavorable resolution of one or more of these or other contingencies.

Kalitta Air. On January 31, 1997, a predecessor of Kalitta Air filed a lawsuit in the U.S. District Court for the Northern District of California (the trial court) asserting, among other things, negligence and negligent misrepresentation against Central Texas Airborne Systems, Inc. (CTAS), a predecessor to L-3 Integrated Systems (L-3 IS), in connection with work performed by a predecessor to CTAS to convert two Boeing 747 aircraft from passenger configuration to cargo freighters. CTAS’ insurance carrier has accepted defense of this matter and has retained counsel, subject to a reservation of rights by the insurer to dispute its obligations under the applicable insurance policies in the event a judgment is ultimately rendered against CTAS. The work at issue in the lawsuit was performed using Supplemental Type Certificates (STCs) issued in 1988 by the Federal Aviation Administration (FAA). In 1996, following completion of the work, the FAA issued an airworthiness directive with respect to the STCs that effectively grounded the aircraft. On August 11, 2000, the trial court granted CTAS’ motion for summary judgment as to negligence, dismissing that claim. In January 2001, after a ruling by the trial court that excluded certain evidence from trial, a jury rendered a unanimous defense verdict in favor of CTAS on the negligent misrepresentation claim. On December 10, 2002, the U.S. Court of Appeals for the Ninth Circuit (the Court of Appeals) reversed the trial court’s decisions as to summary judgment and the exclusion of evidence, and remanded the case for a new trial on both the negligence and negligent misrepresentation claims. The retrial ended on March 2, 2005 with a deadlocked jury and mistrial. On July 22, 2005, the trial court granted CTAS’ motion for judgment as a matter of law as to negligence, dismissing that claim, and denied CTAS’ motion for judgment as a matter of law as to negligent misrepresentation. On October 8, 2008, the Court of Appeals reversed the trial court’s dismissal of the negligence claim and affirmed the trial court’s ruling as to the negligent misrepresentation claim. As a result, the case was remanded to the trial court to reconsider the negligence claim and for further proceedings on the negligent misrepresentation claim. The trial court held a new hearing on CTAS’ motion to dismiss the negligence claim on April 30, 2009, after which it determined to take the matter under advisement. A third jury trial for this matter began on October 31, 2011, during which Kalitta Air sought damages of approximately $235 million plus an unspecified amount of pre-judgment interest that, in other contexts, has been claimed by Kalitta Air to exceed $240 million. Following the completion of the third trial on November 30, 2011, the jury rendered a verdict in favor of CTAS, finding no negligence on the part of CTAS. CTAS subsequently filed a motion seeking entry of judgment on the verdict, and the parties are awaiting the trial court’s decision. Kalitta Air has indicated that it intends to appeal once the trial court enters a judgment upon the verdict.

CyTerra Government Investigation. Since November 2006, CyTerra has been served with civil and Grand Jury subpoenas by the DoD Office of the Inspector General and the DoJ and has been asked to facilitate employee interviews. The Company is cooperating fully with the U.S. Government. The Company believes that it is entitled to indemnification with respect to this matter, and has made a claim against a $15 million escrow fund established in connection with the Company’s acquisition of CyTerra in March 2006. The Company was advised in June 2011 that the Grand Jury portion of this matter has been closed without further action. Although the civil portion of this matter remains open, in light of the preliminary nature of the proceedings, the Company is unable to estimate a range of loss that is reasonably possible for this matter.

Bashkirian Airways. On July 1, 2004, lawsuits were filed on behalf of the estates of 31 Russian children in the state courts of Washington, Arizona, California, Florida, New York and New Jersey against Honeywell, Honeywell TCAS, Thales USA, Thales France, the Company and Aviation Communications & Surveillance Systems (ACSS), which is a joint venture of L-3 and Thales. The suits relate to the crash over southern Germany of Bashkirian Airways Tupelov TU 154M aircraft and a DHL Boeing 757 cargo aircraft. On-board the Tupelov aircraft were 9 crew members and 60 passengers, including 45 children. The Boeing aircraft carried a crew of two. Both aircraft were equipped with Honeywell/ACSS Model 2000, Change 7 Traffic Collision and Avoidance Systems (TCAS). Sensing the other aircraft, the on-board DHL TCAS instructed the DHL pilot to descend, and the Tupelov on-board TCAS instructed the Tupelov pilot to climb. However, the Swiss air traffic controller ordered the Tupelov pilot to descend. The Tupelov pilot disregarded the on-board TCAS and put the Tupelov aircraft into a descent striking the DHL aircraft in midair at approximately 35,000 feet. All crew and passengers of both planes were lost. Investigations by the National Transportation Safety Board after the crash revealed that both TCAS units were performing as designed. The suits allege negligence and strict product liability based upon the design of the units and the training provided to resolve conflicting commands and seek approximately $315 million in damages, including $150 million in punitive damages. The Company’s insurers have accepted defense of this matter and have retained counsel. The matters were consolidated in the U.S. District Court for the District of New Jersey, which has dismissed the actions on the basis of forum non conveniens. The plaintiffs re-filed a complaint on April 23, 2007 with the Barcelona Court’s Registry in Spain. On March 9, 2010, the court ruled in favor of the plaintiffs and entered judgment against ACSS in the amount of approximately $6.7 million, all of which represented compensatory damages. The Company believes that the verdict and the damages awarded are inconsistent with the law and evidence presented. Accordingly, ACSS filed an appeal of this ruling on April 27, 2010. The plaintiffs also filed an appeal of this ruling on the same date.

Gol Airlines. A complaint was filed on November 7, 2006 in the U.S. District Court for the Eastern District of New York against ExcelAire, Joseph Lepore, Jan Paul Paladino, and Honeywell. On October 23, 2007, an amended complaint was filed to include Lockheed, Raytheon, Amazon Technologies and ACSS. The complaints relate to the September 29, 2006 airplane crash over Brazil of a Boeing 737-800 operated by GOL Linhas Aereas Inteligentes, S.A. and an Embraer 600 business jet operated by ExcelAire. The complaints allege that ACSS designed the TCAS on the ExcelAire jet, and assert claims of negligence, strict products liability and breach of warranty against ACSS based on the design of the TCAS and the instructions provided for its use. The complaints seek unspecified monetary damages, including punitive damages. The Company’s insurers have accepted defense of this matter and have retained counsel. On July 2, 2008, the District Court dismissed the actions on the basis of forum non conveniens on the grounds that Brazil was the location of the accident and is more convenient for witnesses and document availability. On December 2, 2009, the U.S. Court of Appeals for the Second Circuit upheld this decision. Twelve of the plaintiffs re-filed their complaints in the Lower Civil Court in the Judicial District of Peixoto de Azevedo in Brazil on July 3, 2009, but withdrew their complaints in July 2010 without prejudice to their right to re-file them against ACSS. An additional four plaintiffs re-filed their complaints in the Lower Civil Court in Rio de Janiero before the expiration of the statute of limitations. ACSS has not been served in any of these actions. While the statute of limitations has expired and would bar any additional plaintiffs (beyond the 16 noted above) from re-filing claims directly against ACSS, it would not bar GOL from filing a future suit against ACSS based on litigation claims being pursued by the original plaintiffs against GOL in connection with this matter. The Company is unable to estimate a range of loss that is reasonably possible for this matter because: (i) the proceedings are in early stages; (ii) there are significant factual issues to be resolved and (iii) there is uncertainty as to the outcome of the claims being pursued against GOL, and the Company’s knowledge of the proceedings relating to these claims is limited.

Pensions and Other Employee Benefits	12 Months Ended
Dec. 31, 2011
Pensions and Other Employee Benefits [Abstract]
Pensions and Other Employee Benefits

20. Pensions and Other Employee Benefits

The Company maintains multiple pension plans, both contributory and non-contributory, covering employees at certain locations. Eligibility for participation in these plans varies and benefits are generally based on the participant’s compensation and/or years of service. The Company’s funding policy is generally to contribute in accordance with cost accounting standards that affect government contractors, subject to the Internal Revenue Code and regulations thereon. Plan assets are invested primarily in listed stocks, mutual funds, corporate bonds, U.S. Government obligations and U.S. Government agency obligations.

The Company also provides postretirement medical and life insurance benefits for retired employees and dependents at certain locations. Participants are eligible for these benefits when they retire from active service and meet the eligibility requirements for the Company’s pension plans. These benefits are funded primarily on a pay-as-you-go basis with the retiree generally paying a portion of the cost through contributions, deductibles and coinsurance provisions.

In accordance with accounting standards for employee pension and postretirement benefits, the Company recognizes the unfunded status of its pension and postretirement benefit plans in the consolidated financial statements and measures its pension and postretirement benefit plan assets and benefit obligations as of December 31.

The following table summarizes changes in the benefit obligations, the plan assets and funded status for all of the Company’s pension and postretirement benefit plans, as well as the aggregate balance sheet impact.

	Pension Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
	(in millions)
Change in benefit obligation:
Benefit obligation at the beginning of the year	$2,365	$1,964	$203	$188
Service cost	106	99	5	4
Interest cost	128	122	10	11
Plan participants’ contributions	3	3	3	4
Amendments	—	(33)	—	—
Actuarial loss	174	284	9	9
Foreign currency exchange rate changes	(8)	9	(1)	2
Curtailments, settlements and special termination benefits	(1)	—	—	(1)
Benefits paid	(88)	(83)	(13)	(14)

Benefit obligation at the end of the year	$2,679	$2,365	$216	$203

Change in plan assets:
Fair value of plan assets at the beginning of the year	$1,585	$1,304	$39	$33
Actual return on plan assets	41	163	1	3
Employer contributions	176	186	12	13
Plan participants’ contributions	3	3	3	4
Foreign currency exchange rate changes	(5)	12	—	—
Benefits paid	(88)	(83)	(13)	(14)

Fair value of plan assets at the end of the year	$1,712	$1,585	$42	$39

Funded status at the end of the year	$(967)	$(780)	$(174)	$(164)

Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	$7	$9	$—	$—
Current liabilities	(3)	(2)	(8)	(8)
Non-current liabilities	(971)	(787)	(166)	(156)

	$(967)	$(780)	$(174)	$(164)

The table below summarizes the net loss and prior service cost balances at December 31, in the accumulated other comprehensive loss account, before related tax effects, for all of the Company’s pension and postretirement benefit plans.

	Pension Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
	(in millions)
Net loss	$929	$712	$25	$16
Prior service (credit) cost	(11)	(12)	(8)	(11)

Total amount recognized	$918	$700	$17	$5

The aggregate accumulated benefit obligation (ABO) for all of the Company’s pension plans was $2,298 million at December 31, 2011 and $2,004 million at December 31, 2010. The table below presents information for the pension plans with an ABO in excess of the fair value of plan assets at December 31, 2011 and 2010.

	Pension Plans
	2011	2010
	(in millions)
Projected benefit obligation	$2,656	$2,216
Accumulated benefit obligation	2,280	1,875
Fair value of plan assets	1,686	1,441

The table below summarizes the weighted average assumptions used to determine the benefit obligations for the Company’s pension and postretirement plans disclosed at December 31, 2011 and 2010.

	Pension Plans				Postretirement Benefit Plans
	2011		2010		2011		2010
Benefit obligations:
Discount rate	5.02	%(1)	5.57	%(1)	4.71	%(2)	5.40	%(2)
Rate of compensation increase	4.06	%(3)	4.50%		4.09	%(3)	4.50%

(1)

The weighted average discount rate assumptions used at December 31, 2011 and 2010 were comprised of separate assumptions determined by country of 5.1% and 5.6% for the U.S. based plans, 4.4% and 5.4% for the Canadian based plans and 5.1% and 5.4% for the German based plans.

(2)

The weighted average discount rate assumption used at December 31, 2011 and 2010 were comprised of separate assumptions determined by country of 4.8% and 5.4% for the U.S. based plans and 4.3% and 5.4% for the Canadian based plans.

(3)

The weighted average rate of compensation increase assumptions used at December 31, 2011 were comprised of separate assumptions determined by country of 4.0% for the U.S. based plans and 4.5% for the Canadian based plans.

The following table summarizes the components of net periodic benefit cost for the Company’s pension and postretirement benefit plans for the years ended December 31, 2011, 2010 and 2009.

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
	(in millions)
Components of net periodic benefit cost:
Service cost	$106	$99	$93	$5	$4	$4
Interest cost	128	122	112	10	11	11
Expected return on plan assets	(139)	(112)	(91)	(2)	(2)	(2)
Amortization of prior service costs (credits)	1	3	4	(3)	(3)	(2)
Amortization of net loss (gain)	49	40	53	1	1	(3)
Curtailment or settlement loss (gain)	—	2	2	—	(2)	—

Net periodic benefit cost	$145	$154	$173	$11	$9	$8

The following table summarizes the other changes in plan assets and benefit obligations recognized in other comprehensive income for the Company’s pension and postretirement benefit plans for the years ended December 31, 2011, 2010 and 2009.

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
	(in millions)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$266	$234	$(50)	$10	$8	$18
Prior service (credit) cost	2	(33)	7	—	2	(5)
Amortization of net loss	(49)	(40)	(53)	(1)	(1)	3
Amortization of prior service (cost) credit	(1)	(3)	(4)	3	3	2

Total recognized in other comprehensive income	218	158	(100)	12	12	18

Total recognized in net periodic benefit cost and other comprehensive income	$363	$312	$73	$23	$21	$26

The following table summarizes the amounts expected to be amortized from accumulated other comprehensive (loss) income and recognized as components of net periodic benefit costs during 2012.

	Pension Plans	Postretirement Benefit Plans	Total
	(in millions)
Net loss	$69	$2	$71
Prior service cost (credit)	1	(2)	(1)

	$70	$—	$70

The table below summarizes the weighted average assumptions used to determine the net periodic benefit cost for the years ended December 31, 2011, 2010 and 2009.

	Pension Plans						Postretirement Benefit Plans
	2011		2010		2009		2011		2010		2009
	(in millions)
Net periodic benefit cost:
Discount rate	5.57	%(1)	6.26	%(1)	6.49	%(1)	5.40	%(3)	5.94	%(3)	6.74	%(3)
Expected long-term return on plan assets	8.57	%(2)	8.55	%(2)	8.54	%(2)	6.20%		6.20%		6.18%
Rate of compensation increase	4.50%		4.50%		4.50%		4.50%		4.50%		4.50%

(1)

The weighted average discount rate assumptions used for the years ended December 31, 2011, 2010 and 2009 were comprised of separate assumptions determined by country of 5.6%, 6.3% and 6.4% for the U.S. based plans, 5.4%, 6.1% and 7.4% for the Canadian based plans and 5.4%, 5.8%, and 6.2% for the German based plans, respectively.

(2)

The weighted average expected long-term return on plan assets assumptions used for the years ended December 31, 2011, 2010 and 2009 were comprised of separate assumptions determined by country of 8.75% for the U.S. based plans and 7.5% for the Canadian based plans.

(3)

The weighted average discount rate assumptions used for the years ended December 31, 2011, 2010 and 2009 were comprised of separate assumptions determined by country of 5.4%, 5.9% and 6.6% for the U.S. based plans and 5.4%, 6.1% and 7.4% for the Canadian based plans, respectively.

The expected long-term return on plan assets assumption represents the average rate that the Company expects to earn over the long-term on the assets of the Company’s benefit plans, including those from dividends, interest income and capital appreciation. The assumption has been determined based on expectations regarding future long-term rates of return for the plans’ investment portfolio, with consideration given to the allocation of investments by asset class and historical rates of return for each individual asset class.

The annual increase in cost of benefits (health care cost trend rate) is assumed to be an average of 9.0% in 2012 and is assumed to gradually decrease to a rate of 5.0% in 2020 and thereafter. Assumed health care cost trend rates have a significant effect on amounts reported for postretirement medical benefit plans. A one percentage point change in the assumed health care cost trend rates would have the following effects:

	1 percentage point
	Increase	Decrease
	(in millions)
Effect on total service and interest cost	$1	$(1)
Effect on postretirement benefit obligations	10	(10)

Plan Assets. The Company’s Benefit Plan Committee (Committee) has the responsibility to formulate the investment policies and strategies for the plans’ assets. The Committee structures the investment of plan assets to achieve the following goals: (1) maximize the plans’ long-term rate of return on assets for an acceptable level of risk; and (2) limit the volatility of investment returns and consequent impact on the plans’ assets. In the pursuit of these goals, the Committee has formulated the following investment policies and objectives: (1) invest assets of the plans in a manner consistent with the fiduciary standards of the Employee Retirement Income Security Act of 1974 (ERISA); (2) preserve the plans’ assets; (3) maintain sufficient liquidity to fund benefit payments and pay plan expenses; (4) evaluate the performance of investment managers; and (5) achieve, on average, a minimum total rate of return equal to the established benchmarks for each asset category.

The Committee retains a professional investment consultant to advise the Committee and help ensure that the above policies and strategies are met. The Committee does not actively manage the day to day operations and selection process of individual securities and investments, as it retains the professional services of qualified investment management organizations to fulfill those tasks. Qualified investment management organizations are evaluated on several criteria for selection, with a focus on the investment management organizations’ demonstrated capability to achieve results that will meet or exceed the investment objectives they have been assigned and conform to the policies established by the Committee. While the investment management organizations have investment discretion over the assets placed under their management, the Committee provides each investment manager with specific investment guidelines relevant to its asset class.

The Committee has established the allowable range that the plans’ assets may be invested in for each major asset category. In addition, the Committee has established guidelines regarding diversification within asset categories to limit risk and exposure to a single or limited number of securities. The investments of the plans’ include a diversified portfolio of both equity and fixed income investments. Equity investments are further diversified across U.S. and non-U.S. stocks, small to large capitalization stocks, and growth and value stocks. Fixed income assets are diversified across U.S. and non-U.S. issuers, corporate and governmental issuers, and credit quality. The plan also invests in real estate through publicly traded real estate securities. Derivatives may be used only for hedging purposes or to create synthetic long positions. The plans are prohibited from directly owning commodities, unregistered securities, restricted stock, private placements, or interest in oil, gas, mineral exploration, or other development programs. Further, short selling or utilizing margin buying for investment purposes is prohibited.

The table below presents the allowable range for each major category of the plans’ assets at December 31, 2011, as well as the Company’s pension plan and postretirement benefit plan weighted-average asset allocations at December 31, 2011 and 2010, by asset category.

	U.S.			Canada
Asset Category	Range	2011	2010	Range	2011	2010
Domestic equity (1)	30%-60%	49%	48%	15%-30%	17%	21%
International equity (2)	10%-20%	11	12	20%-50%	42	38
Fixed income securities	20%-40%	31	29	25%-55%	37	36
Real estate securities	0%-15%	7	6	—	—	—
Other, primarily cash and cash equivalents	0%-15%	2	5	0%-15%	4	5

Total		100%	100%		100%	100%

(1)	Domestic equities for Canadian plans refers to equities of Canadian companies.

(2)	International equities for Canadian plans includes equities of U.S. companies.

The Committee regularly monitors the investment of the plans’ assets to ensure that the actual investment allocation remains within the established range. The Committee also regularly measures and monitors investment risk through ongoing performance reporting and investment manager reviews. Investment manager reviews include assessing the managers’ performance versus the appropriate benchmark index both in the short and long-term period, performance versus peers, and an examination of risk the managers assumed in order to achieve rates of return.

The table below presents the fair value of the Company’s pension plans’ assets at December 31, 2011 and 2010, by asset category segregated by level within the fair value hierarchy, as described below.

	U.S. Pension Plans’ Assets						Canadian Pension Plans’ Assets
	Fair Value Measured at December 31, 2011						Fair Value Measured at December 31, 2011
Asset Category	Level 1		Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total
	(in millions)
Equity securities (1):
U.S. Equity	712		—		—	712	29	11		—	40
International Equity	65		100		—	165	90	19		—	109
Fixed Income — Investment Grade	188	(2)	186	(3)	—	374	—	93	(3)	—	93
Fixed Income — High Yield (4)	—		86		—	86	—	—		—	—
Real Estate Investment Trusts (5)	100		—		—	100	—	—		—	—
Other(6)	—		23		—	23	5	5		—	10

Total	$1,065		$395		$—	$1,460	$124	$128		$—	$252

	U.S. Plans’ Assets						Canadian Plans’ Assets
	Fair Value Measured at December 31, 2010						Fair Value Measured at December 31, 2010
Asset Category	Level 1		Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total
	(in millions)
Equity securities (1):
U.S. Equity	642		—		—	642	32	11		—	43
International Equity	50		113		—	163	35	71		—	106
Fixed Income — Investment Grade	154	(2)	153	(3)	—	307	—	92	(3)	—	92
Fixed Income — High Yield (4)	—		82		—	82	—	—		—	—
Real Estate Investment Trusts (5)	78		—		—	78	—	—		—	—
Other(6)	—		61		—	61	4	7		—	11

Total	$924		$409		$—	$1,333	$71	$181		$—	$252

(1)

Equity securities consist of investments in common stock of U.S. and foreign companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotations (NASDAQ), and various foreign exchanges. The Level 2 investment balance is derived from pooled equity funds offered by registered investment companies.

(2)

Approximately 50% in both 2011 and in 2010 of U.S. plan assets invested in fixed income — investment grade securities consist of a mutual fund offered by a registered investment company. The mutual fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This fund is classified by the Company as a Level 1 measurement within the fair value hierarchy as the mutual fund trades on an active market and daily, quoted prices are available.

(3)

The remaining 50% in both 2011 and 2010 of U.S. plan assets invested in fixed income — investment grade securities, as well as the Canadian plan assets invested in fixed income — investment grade securities is derived from pooled bond funds offered by registered investment companies. As these funds do not trade in an active market, the fair value is based on net asset values (NAVs) calculated by fund managers based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(4)

Fixed income — high yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(5)	Real Estate Investment Trusts (REITs) consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.

(6)

Other consists primarily of (i) short term investments maintained in a commingled trust or pooled fund, which primarily invests in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit, which are classified as Level 2, and (ii) cash, which is classified as Level 1.

The table below presents the fair value of the Company’s postretirement benefit plans’ assets at December 31, 2011 and 2010, by asset category segregated by level within the fair value hierarchy, as described below.

	Postretirement Benefit Plans’ Assets
	Fair Value Measured at December 31, 2011						Fair Value Measured at December 31, 2010
Asset Category	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in millions)
Equity securities (1):
U.S. Equity	24		—		—	24	22		—		—	22
International Equity	1		1		—	2	1		1		—	2
Fixed Income — Investment Grade	11	(2)	2	(3)	—	13	10	(2)	2	(3)	—	12
Fixed Income — High Yield (4)	—		1		—	1	—		1		—	1
Real Estate Investment Trusts (5)	1		—		—	1	1		—		—	1
Other(6)	—		1		—	1	—		1		—	1

Total	$37		$5		$—	$42	$34		$5		$—	$39

(1)

Equity securities consist of investments in common stock of U.S. and foreign companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the NYSE, NASDAQ, and various foreign exchanges. The Level 2 investment balance is derived from a pooled equity fund offered by a registered investment company.

(2)

Approximately 85% in 2011 and 83% in 2010 of the postretirement benefit plan assets invested in fixed income — investment grade securities consist of a mutual fund offered by a registered investment company. The mutual fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This fund is classified by the Company as a Level 1 measurement within the fair value hierarchy as the mutual fund trades on an active market and daily, quoted prices are available.

(3)

The remaining 15% in 2011 and 17% in 2010 of the postretirement benefit plan assets invested in fixed income — investment grade securities is derived from a pooled bond fund offered by a registered investment company, which does not trade in an active market. The fair value is based on NAV’s calculated by the fund manager based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(4)

Fixed income — high yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(5)	Real Estate Investment Trusts (REITs) consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.

(6)

Other consists primarily of short term investments maintained in a commingled trust or pooled fund, which primarily invests in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit.

Contributions. For the year ending December 31, 2012, the Company currently expects to contribute approximately $173 million to its pension plans and approximately $13 million to its postretirement benefit plans.

Multi-employer Benefit Plans. Certain of the Company’s businesses participate in multi-employer defined benefit pension plans. The Company makes cash contributions to these plans under the terms of collective-bargaining agreements that cover its union employees based on a fixed rate per hour of service worked by the covered employees. The risks of participating in these multi-employer plans are different from single-employer plans in the following aspects: (1) assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers, (2) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers and (3) if the Company chooses to stop participating in some of its multi-employer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

Under these plans, the Company contributed cash and recorded expenses for each of its individually significant plans and all of its other plans in aggregate as noted in the table below.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status (1)		FIP/RP(2) Status Pending/ Implemented	Contributions by L-3 Communications					Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
		2011	2010		2011		2010		2009
IAM National Pension Fund	51-6031295/002	Green	Green	No	$19	(3)	$17	(4)	$15	No	1/30/2012 to 12/1/2014	(5)
Other Pension Funds(6)					—		—		—

			Total contributions		$19		$17		$15

(1)

A zone status rating of green indicates the plan is at least 80% funded. The funding status of the IAM National Pension Fund was impacted by a market value investment loss for the plan year ended December 31, 2008, which amortization was extended over five years.

(2)	Funding improvement plan or rehabilitation plan.

(3)	At the date the audited financial statements for the Company were issued, Form 5500 for the plan year ending December 31, 2011 was not available.

(4)	Represents 5% of total plan contributions, based on Form 5500.

(5)

The Company is a party to multiple bargaining agreements for multiple projects that require contributions into the IAM National Pension Fund. The most significant of these agreements expires April 27, 2014 covering multiple programs in the Company’s AM&M reportable segment and represents 80% of 2011 contributions.

(6)	Consists of three pension funds in which the Company’s contributions are individually and in the aggregate insignificant.

Estimated Future Benefit Payments. The following table presents expected pension and postretirement benefit payments and expected postretirement subsidies due to the Medicare Prescription Drug Improvement and Modernization Act of 2003, which reflect expected future service, as appropriate.

	Pension Benefits	Postretirement Benefits
		Benefit Payments	Subsidy Receipts
	(in millions)
2012	$102	12	1
2013	99	13	1
2014	110	13	1
2015	119	14	1
2016	128	14	1
Years 2017-2021	809	83	5

Employee Savings Plans. Under its various employee savings plans, the Company matches the contributions of participating employees up to a designated level. The extent of the match, vesting terms and the form of the matching contributions vary among the plans. Under these plans, the Company’s matching contributions in L-3 Holdings’ common stock and cash attributable to continuing operations were $113 million for 2011, $120 million for 2010 and $114 million for 2009. The Company’s matching contributions in L-3 Holdings’ common stock and cash attributable to discontinued operations were $24 million for 2011, $27 million for 2010 and $29 million for 2009.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

21. Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Interest paid on outstanding debt	$238	$233	$237
Income tax payments	273	341	387
Income tax refunds	18	12	13

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

22. Segment Information

The Company has four segments, which are described in Note 1. The Company evaluates the performance of its operating segments and reportable segments based on their sales and operating income. All corporate expenses are allocated to the Company’s operating segments using an allocation methodology prescribed by U.S. Government regulations for government contractors. Accordingly, all costs and expenses, except for the goodwill impairment charge in 2011 (which was not included in the Company’s segment performance measures), are included in the Company’s measure of segment profitability. Certain Corporate expenses of $26 million, $32 million and $29 million for the years ended December 31, 2011, 2010, and 2009, respectively, that had previously been allocated to the Engility businesses were retained by the Company and have been allocated to L-3’s four reportable segments.

The tables below present net sales, operating income, depreciation and amortization, capital expenditures and total assets by reportable segment.

	Year Ended December 31,
	2011(1)	2010(1)(2)	2009(1)(2)
	(in millions)
Net Sales
Products
Electronic Systems	$4,737	$4,872	$4,864
C3 ISR	2,005	1,867	1,961
AM&M	751	811	688
NSS	153	187	161
Elimination of intercompany sales	(94)	(157)	(172)

Total products sales	7,552	7,580	7,502

Services
Electronic Systems	1,037	1,020	1,097
C3 ISR	1,488	1,390	1,009
AM&M	1,898	2,220	2,260
NSS	1,465	1,458	1,408
Elimination of intercompany sales	(282)	(278)	(129)

Total services sales	5,606	5,810	5,645

Consolidated total	$13,158	$13,390	$13,147

Operating Income
Electronic Systems	$719	$794	$694
C3 ISR	394	365	318
AM&M	228	225	238
NSS	101	101	117

Segment Total	$1,442	$1,485	$1,367
Impairment charge (3)	43	—	—

Consolidated total	$1,399	$1,485	$1,367

Depreciation and amortization
Electronic Systems	$148	$133	$121
C3 ISR	44	41	40
AM&M	19	19	19
NSS	19	19	18

Consolidated total	$230	$212	$198

Capital Expenditures
Electronic Systems	$97	$106	$99
C3 ISR	71	62	57
AM&M	13	6	15
NSS	5	4	5
Corporate	1	—	4

Consolidated total	$187	$178	$180

Total Assets
Electronic Systems	$7,555	$7,812	$6,915
C3 ISR	2,022	1,919	1,704
AM&M	1,922	1,962	1,915
NSS	1,317	1,418	1,324
Corporate	952	578	1,152
Assets of Discontinued Operations	1,729	1,762	1,865

Consolidated total	$15,497	$15,451	$14,875

(1)

Effective January 1, 2012, the Company re-aligned a business unit’s management and organizational structure, as discussed in Note 2, and made a reclassification of sales from the C3ISR segment to the Electronic Systems segment of $88 million, $111 million, and $94 million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, operating income of $10 million, $19 million, and $15 million was reclassified from the C3ISR segment to the Electronic Systems segment for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, 2010 and 2009, $124 million, $130 million, and $151 million of assets were reclassified from the C 3ISR segment to the Electronic Systems segment, respectively.

(2)

As a result of re-alignments of business units in the Company’s management and organizational structure as discussed in Note 2, sales of $115 million and $143 million were reclassified from the NSS segment to the Electronic Systems segment and sales of $79 million and $79 million were reclassified from the C3ISR segment to the NSS segment for the years ended December 31, 2010 and 2009, respectively. In addition, operating income of $7 million and $16 million was reclassified from the NSS segment to the Electronic Systems segment and operating income of $4 million and $5 million was reclassified from the C3ISR segment to the NSS segment for the years ended December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, $133 million and $171 million of assets were reclassified from the NSS segment to the Electronic Systems segment and $19 million and $19 million of assets were reclassified from the C3ISR segment to the NSS segment, respectively.

(3)	Represents a non-cash goodwill impairment charge recorded in the fourth quarter of 2011 due to a decline in the estimated fair value of our Marine Services business.

Corporate assets not allocated to the reportable segments primarily include cash and cash equivalents, corporate office fixed assets, deferred income tax assets and deferred debt issue costs. In addition, substantially all of the Company’s assets are located in North America.

The Company’s sales attributable to U.S. customers and foreign customers, based on location of the customer, are summarized in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
U.S.	$11,068	$11,490	$11,208
Foreign:
Canada	328	305	283
United Kingdom	310	231	172
Germany	246	215	276
Australia	118	164	176
Italy	98	68	76
South Korea	93	100	132
China	73	65	63
Other	824	752	761

Total foreign	2,090	1,900	1,939

Consolidated	$13,158	$13,390	$13,147

Net sales to principal customers are summarized in the table below.

	Year Ended December 31,
	2011	2010	2009
	(in millions)
U.S. Government agencies (1)	$10,439	$10,803	$10,580
Commercial	1,527	1,446	1,490
Allied foreign governments (1)	1,192	1,141	1,077

Consolidated	$13,158	$13,390	$13,147

(1)	Includes sales for which the Company is the prime contractor as well as sales based on the ultimate end customer for which the Company is a subcontractor.

Employee Severance and Termination Costs	12 Months Ended
Dec. 31, 2011
Employee Severance and Termination Costs [Abstract]
Employee Severance and Termination Costs

23. Employee Severance and Termination Costs

Consistent with the Company’s strategy to continuously improve its cost structure and right-size its businesses, the Company has completed employment reduction actions across several of its businesses to reduce both direct and indirect costs, including overhead and general and administrative costs. As a result of these initiatives, the Company recorded a total of $20 million in employee severance and other termination costs for approximately 1,200 employees during the year ended December 31, 2011 and a total of $17 million in similar costs for approximately 700 employees during the year ended December 31, 2010. Employee severance and other termination costs are reported within cost of sales on the Consolidated Statement of Operations. The remaining balance to be paid for these initiatives was $11 million at December 31, 2011 and $12 million at December 31, 2010. Information on employee severance and other termination costs incurred by reportable segment for the years ended December 31, 2011 and 2010 is presented in the table below.

	Year Ended December 31,
	2011	2010
	(in millions)
Reportable Segment
Electronic Systems	$15	$11
C3 ISR	1	3
AM&M	3	3
NSS	1	—

Consolidated	$20	$17

Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Financial Data [Abstract]
Unaudited Quarterly Financial Data

24. Unaudited Quarterly Financial Data

Unaudited summarized financial data by quarter for the years ended December 31, 2011 and 2010 is presented in the table below and has been recast to reflect the spin-off of Engility for all periods presented as discontinued operations. The Company’s unaudited quarterly results of operations are affected, significantly in some periods, by our business acquisitions. See Note 4.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share data)
2011
Sales	$3,066	$3,248	$3,301	$3,543
Operating income	336	350	359	354
Income from continuing operations	179	217	214	254
Net income	207	246	238	277
Net income attributable to L-3	204	243	235	274
Basic EPS from continuing operations (1)	1.62	2.02	2.05	2.52
Basic EPS (1)	1.87	2.28	2.27	2.75
Diluted EPS from continuing operations (1)	1.61	2.00	2.02	2.49
Diluted EPS (1)	1.85	2.26	2.24	2.72

2010
Sales	$3,071	$3,377	$3,255	$3,687
Operating income	358	371	365	391
Income from continuing operations	194	193	201	236
Net income	222	231	241	272
Net income attributable to L-3	221	228	238	268
Basic EPS from continuing operations (1)	1.65	1.65	1.74	2.06
Basic EPS (1)	1.89	1.97	2.08	2.38
Diluted EPS from continuing operations (1)	1.63	1.63	1.73	2.05
Diluted EPS (1)	1.87	1.95	2.07	2.37

(1)

Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS.

Financial Information of L-3 Communications and Its Subsidiaries	12 Months Ended
Dec. 31, 2011
Financial Information of L-3 Communications and Its Subsidiaries [Abstract]
Financial Information of L-3 Communications and Its Subsidiaries

25. Financial Information of L-3 Communications and Its Subsidiaries

Total shareholders’ equity for L-3 Communications equals that of L-3 Holdings, but the components (common stock, additional paid-in capital, treasury stock and retained earnings) are different. The table below presents information regarding the balances and changes in common stock, additional paid-in capital, treasury stock and retained earnings of L-3 Communications for each of the three years ended December 31, 2011.

	L-3 Communications Common Stock		Additional Paid-in Capital			Accumulated Other Comprehensive (Loss) Income
	Shares Issued	Par Value		Treasury Stock	Retained Earnings		Total
		(in millions)
Balance at December 31, 2008	$100	$—	$4,136	$—	$2,054	$(332)	$5,858
Net income attributable to L-3	—	—	—	—	901	—	901
Contributions from L-3 Holdings	—	—	313	—	—	—	313
Dividends to L-3 Holdings	—	—	—	—	(670)	—	(670)
Comprehensive income	—	—	—	—	—	166	166
Other	—	—	—	—	(1)	—	(1)

Balance at December 31, 2009	100	—	4,449	—	2,284	(166)	6,567
Net income attributable to L-3	—	—	—	—	955	—	955
Contributions from L-3 Holdings	—	—	352	—	—	—	352
Dividends to L-3 Holdings	—	—	—	—	(1,018)	—	(1,018)
Comprehensive loss	—	—	—	—	—	(90)	(90)
Other	—	—	—	—	(2)	—	(2)

Balance at December 31, 2010	100	—	4,801	—	2,219	(256)	6,764
Net income attributable to L-3	—	—	—	—	956	—	956
Contributions from L-3 Holdings	—	—	263	—	—	—	263
Dividends to L-3 Holdings	—	—	—	—	(1,157)	—	(1,157)
Comprehensive loss	—	—	—	—	—	(198)	(198)
Other	—	—	—	—	7	—	7

Balance at December 31, 2011	$100	$—	$5,064	$—	$2,025	$(454)	$6,635

The net proceeds received by L-3 Holdings from (i) the sale of its common stock, (ii) exercise of L-3 Holdings’ employee and director stock options, and related tax benefits, and (iii) L-3 Holdings’ common stock contributed to the Company’s savings plans are contributed to L-3 Communications. The amounts paid by L-3 Holdings for dividends and share repurchases are generated from dividends received from L-3 Communications.

L-3 Communications is a wholly-owned subsidiary of L-3 Holdings. The debt of L-3 Communications, including the Senior Notes, Senior Subordinated Notes and borrowings under amounts drawn against the Amended and Restated Revolving Credit Facility are guaranteed, on a joint and several, full and unconditional basis, by certain of its domestic subsidiaries (the “Guarantor Subsidiaries”). The debt of L-3 Holdings, including the CODES are guaranteed on a joint and several, full and unconditional basis, by L-3 Communications and certain of its domestic subsidiaries. See Note 10. The foreign subsidiaries and certain domestic subsidiaries of L-3 Communications (the “Non-Guarantor Subsidiaries”) do not guarantee the debt of L-3 Communications or L-3 Holdings. None of the debt of L-3 Communications has been issued by its subsidiaries. There are no restrictions on the payment of dividends from the Guarantor Subsidiaries to L-3 Communications.

Prior to the spin-off of Engility on July 17, 2012, Engility Holdings, Inc., Engility Corporation, International Resources Group Ltd. and LinCom Wireless, Inc. were guarantor subsidiaries of the Company. As a result of the spin-off, these entities no longer guarantee the debt of L-3 Communications or L-3 Holdings. As a result, the assets, liabilities, results of operations and cash flows of the Engility businesses have been reclassified from guarantor subsidiaries to L-3 Communications as discontinued operations in the following condensed combining financial information.

Under the terms of the indentures governing the Senior Notes and Senior Subordinated Notes, the guarantees of the Senior Notes and the Senior Subordinated Notes will automatically and unconditionally be released and discharged: (1) upon the release of all guarantees of all other outstanding indebtedness of L-3 Communications Corporation, or (2) upon the determination that such guarantor is no longer a “domestic subsidiary,” in the case of the Senior Notes, or upon the designation of such guarantor as an “unrestricted subsidiary,” in the case of the Senior Subordinated Notes. In addition, the guarantees of the Senior Notes and the Senior Subordinated Notes will automatically and unconditionally be released and discharged in the event of a sale or other disposition of all of the assets of any guarantor, by way of merger, consolidation or otherwise, or a sale or other disposition of all of the capital stock of such guarantor (provided that, in the case of the Senior Subordinated Notes, in the event of a sale or other disposition of all of the assets of any guarantor, the net proceeds of such sale or disposition are applied in accordance with any applicable provisions of the senior subordinated indenture).

In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying condensed combining financial statements based on Rule 3-10 of SEC Regulation S-X. The Company does not believe that separate financial statements of the Guarantor Subsidiaries are material to users of the financial statements.

The following condensed combining financial information presents the results of operations, financial position and cash flows of (1) L-3 Holdings, excluding L-3 Communications and its consolidated subsidiaries (the “Parent”), (2) L-3 Communications, excluding its consolidated subsidiaries, (3) the Guarantor Subsidiaries, (4) the Non-Guarantor Subsidiaries and (5) the eliminations to arrive at the information for L-3 on a consolidated basis.

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
Condensed Combining Balance Sheets:
At December 31, 2011:
Current assets:
Cash and cash equivalents	$—	$644	$—	$222	$(102)	$764
Billed receivables, net	—	367	532	204	—	1,103
Contracts in process	—	860	1,234	257	—	2,351
Other current assets	—	313	135	192	—	640
Assets of discontinued operations	—	1,729	—	—	—	1,729

Total current assets	—	3,913	1,901	875	(102)	6,587
Goodwill	—	1,909	4,415	1,148	—	7,472
Other assets	—	731	522	185	—	1,438
Investment in and amounts due from consolidated subsidiaries	7,324	6,915	1,553	—	(15,792)	—

Total assets	$7,324	$13,468	$8,391	$2,208	$(15,894)	$15,497

Current liabilities	$—	$848	$1,174	$546	$(102)	$2,466
Liabilities of discontinued operations	—	351	—	—	—	351
Amounts due to consolidated subsidiaries	—	—	—	238	(238)	—
Other long-term liabilities	—	1,509	231	91	—	1,831
Long-term debt	689	4,125	—	—	(689)	4,125

Total liabilities	689	6,833	1,405	875	(1,029)	8,773

L-3 shareholders’ equity	6,635	6,635	6,986	1,333	(14,954)	6,635
Noncontrolling interests	—	—	—	—	89	89

Total equity	6,635	6,635	6,986	1,333	(14,865)	6,724

Total liabilities and equity	$7,324	$13,468	$8,391	$2,208	$(15,894)	$15,497

At December 31, 2010:
Current assets:
Cash and cash equivalents	$—	$251	$—	$473	$(117)	$607
Billed receivables, net	—	378	568	218	—	1,164
Contracts in process	—	812	1,243	209	—	2,264
Other current assets	—	332	138	164	—	634
Assets of discontinued operations	—	1,762	—	—	—	1,762

Total current assets	—	3,535	1,949	1,064	(117)	6,431
Goodwill	—	1,897	4,448	1,160	—	7,505
Other assets	—	770	565	180	—	1,515
Investment in and amounts due from consolidated subsidiaries	7,462	7,255	885	—	(15,602)	—

Total assets	$7,462	$13,457	$7,847	$2,404	$(15,719)	$15,451

Current portion of long-term debt	$11	$11	$—	$—	$(11)	$11
Other current liabilities	—	903	1,157	552	(117)	2,495
Liabilities of discontinued operations	—	349	—	—	—	349
Amounts due to consolidated subsidiaries	—	—	—	362	(362)	—
Other long-term liabilities	—	1,304	222	89	—	1,615
Long-term debt	687	4,126	—	—	(687)	4,126

Total liabilities	698	6,693	1,379	1,003	(1,177)	8,596

L-3 shareholders’ equity	6,764	6,764	6,468	1,401	(14,633)	6,764
Noncontrolling interests	—	—	—	—	91	91

Total equity	6,764	6,764	6,468	1,401	(14,542)	6,855

Total liabilities and equity	$7,462	$13,457	$7,847	$2,404	$(15,719)	$15,451

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
Condensed Combining Statements of Operations:
For the year ended December 31, 2011:
Net sales	$—	$3,735	$7,573	$2,190	$(340)	$13,158
Cost of sales	57	3,335	6,853	1,868	(397)	11,716
Impairment charge	—	43	—	—	—	43

Operating (loss) income	(57)	357	720	322	57	1,399
Interest and other income (expense), net	—	14	(15)	4	(3)	—
Interest expense	23	201	1	5	(26)	204
Debt retirement charge	—	35	—	—	—	35

(Loss) income from continuing operations before income taxes	(80)	135	704	321	80	1,160
(Benefit) provision for income taxes	(20)	34	180	82	20	296
Equity in net income of consolidated subsidiaries	1,016	751	—	—	(1,767)	—

Income from continuing operations	956	852	524	239	(1,707)	864
Income from discontinued operations, net of income tax	—	104	—	—	—	104

Net income	956	956	524	239	(1,707)	968
Net income attributable to noncontrolling interests	—	—	—	—	12	12

Net income attributable to L-3	$956	$956	$524	$239	$(1,719)	$956

Comprehensive income attributable to L-3	$758	$758	$514	$218	$(1,490)	$758

For the year ended December 31, 2010:
Net sales	$—	$3,794	$7,908	$2,001	$(313)	$13,390
Cost of sales	73	3,310	7,193	1,715	(386)	11,905

Operating (loss) income	(73)	484	715	286	73	1,485
Interest and other income (expense), net	—	24	(1)	3	(5)	21
Interest expense	46	235	—	6	(51)	236
Debt retirement charge	—	18	—	—	—	18

(Loss) income from continuing operations before income taxes	(119)	255	714	283	119	1,252
(Benefit) provision for income taxes	(41)	87	244	97	41	428
Equity in net income of consolidated subsidiaries	1,033	645	—	—	(1,678)	—

Income from continuing operations	955	813	470	186	(1,600)	824
Income from discontinued operations, net of income tax	—	142	—	—	—	142

Net income	955	955	470	186	(1,600)	966
Net income attributable to noncontrolling interests	—	—	—	—	11	11

Net income attributable to L-3	$955	$955	$470	$186	$(1,611)	$955

Comprehensive income attributable to L-3	$865	$865	$497	$220	$(1,582)	$865

For the year ended December 31, 2009:
Net sales	$—	$3,846	$7,652	$1,935	$(286)	$13,147
Cost of sales	65	3,404	6,967	1,695	(351)	11,780

Operating (loss) income	(65)	442	685	240	65	1,367
Interest and other income, net	—	21	1	2	(5)	19
Interest expense	45	244	—	6	(50)	245
Debt retirement charge	—	10	—	—	—	10

(Loss) income from continuing operations before income taxes	(110)	209	686	236	110	1,131
(Benefit) provision for income taxes	(36)	69	227	78	36	374
Equity in net income of consolidated subsidiaries	975	607	—	—	(1,582)	—

Income from continuing operations	901	747	459	158	(1,508)	757
Income from discontinued operations, net of tax	—	154	—	—	—	154

Net income	901	901	459	158	(1,508)	911
Net income attributable to noncontrolling interests	—	—	—	—	10	10

Net income attributable to L-3	$901	$901	$459	$158	$(1,518)	$901

Comprehensive income attributable to L-3	$1,067	$1,067	$476	$206	$(1,749)	$1,067

Condensed Combining Statements of Cash Flows:
For the year ended December 31, 2011
Operating activities:
Net cash from operating activities from continuing operations	$1,157	$476	$792	$220	$(1,414)	$1,231

Investing activities:
Business acquisitions, net of cash acquired	—	(20)	—	—	—	(20)
Investments in L-3 Communications	(55)	—	—	—	55	—
Other investing activities	—	(84)	(75)	(20)	—	(179)

Net cash used in investing activities from continuing operations	(55)	(104)	(75)	(20)	55	(199)

Financing activities:
Proceeds from sale of senior notes	—	1,143	—	—	—	1,143
Redemption of senior subordinated notes and CODES	(11)	(1,150)	—	—	—	(1,161)
Common stock repurchased	(958)	—	—	—	—	(958)
Dividends paid on L-3 Holdings common stock	(188)	—	—	—	—	(188)
Dividends paid to L-3 Holdings	—	(1,157)	—	—	1,157	—
Investments from L-3 Holdings	—	55	—	—	(55)	—
Other financing activities	55	882	(717)	(447)	272	45

Net cash used in financing activities from continuing operations	(1,102)	(227)	(717)	(447)	1,374	(1,119)

Effect of foreign currency exchange rate changes on cash	—	—	—	(4)	—	(4)
Net increase in cash and cash equivalents of discontinued operations	—	248	—	—	—	248

Net (decrease) increase in cash	—	393	—	(251)	15	157
Cash and cash equivalents, beginning of the year	—	251	—	473	(117)	607

Cash and cash equivalents, end of the year	$—	$644	$—	$222	$(102)	$764

For the year ended December 31, 2010:
Operating activities:
Net cash from operating activities from continuing operations	$1,018	$302	$761	$230	$(1,041)	$1,270

Investing activities:
Business acquisitions, net of cash acquired	—	(756)	—	—	—	(756)
Investments in L-3 Communications	(116)	—	—	—	116	—
Other investing activities	—	(89)	(91)	(8)	—	(188)

Net cash used in investing activities from continuing operations	(116)	(845)	(91)	(8)	116	(944)

Financing activities:
Proceeds from sale of senior notes	—	797	—	—	—	797
Redemption of senior subordinated notes	—	(800)	—	—	—	(800)
Common stock repurchased	(834)	—	—	—	—	(834)
Dividends paid on L-3 Holdings common stock	(184)	—	—	—	—	(184)
Dividends paid to L-3 Holdings	—	(1,018)	—	—	1,018	—
Investments from L-3 Holdings	—	116	—	—	(116)	—
Other financing activities	116	751	(671)	(112)	20	104

Net cash used in financing activities from continuing operations	(902)	(154)	(671)	(112)	922	(917)

Effect of foreign currency exchange rate changes on cash	—	—	—	(7)	—	(7)
Net increase in cash and cash equivalents of discontinued operations	—	189	—	—	—	189

Net (decrease) increase in cash	—	(508)	(1)	103	(3)	(409)
Cash and cash equivalents, beginning of the year	—	759	1	370	(114)	1,016

Cash and cash equivalents, end of the year	$—	$251	$—	$473	$(117)	$607

For the year ended December 31, 2009:
Operating activities:
Net cash from operating activities from continuing operations	$670	$150	$819	$244	$(736)	$1,147

Investing activities:
Business acquisitions, net of cash acquired	—	(86)	—	—	—	(86)
Investments in L-3 Communications	(87)	—	—	—	87	—
Other investing activities	—	(66)	(96)	(14)	—	(176)

Net cash used in investing activities from continuing operations	(87)	(152)	(96)	(14)	87	(262)

Financing activities:
Proceeds from sale of senior notes	—	996	—	—	—	996
Repayment of borrowings under term loan facility	—	(650)	—	—	—	(650)
Redemption of senior subordinated notes	—	(750)	—	—	—	(750)
Common stock repurchased	(505)	—	—	—	—	(505)
Dividends paid on L-3 Holdings common stock	(165)	—	—	—	—	(165)
Dividends paid to L-3 Holdings	—	(670)	—	—	670	—
Investments from L-3 Holdings	—	87	—	—	(87)	—
Other financing activities	87	821	(724)	(114)	—	70

Net cash used in financing activities from continuing operations	(583)	(166)	(724)	(114)	583	(1,004)

Effect of foreign currency exchange rate changes on cash	—	—	—	19	—	19
Net increase in cash and cash equivalents of discontinued operations	—	249	—	—	—	249

Net increase (decrease) in cash	—	81	(1)	135	(66)	149
Cash and cash equivalents, beginning of the year	—	678	2	235	(48)	867

Cash and cash equivalents, end of the year	$—	$759	$1	$370	$(114)	$1,016

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation: The accompanying financial statements comprise the consolidated financial statements of L-3 Holdings and L-3 Communications. L-3 Holdings’ only asset is its investment in the common stock of L-3 Communications, its wholly-owned subsidiary, and its only obligations are: (1) the 3% Convertible Contingent Debt Securities (CODES) due 2035, which were issued by L-3 Holdings on July 29, 2005, (2) its guarantee of borrowings under the Revolving Credit Facility of L-3 Communications and (3) its guarantee of other contractual obligations of L-3 Communications and its subsidiaries. L-3 Holdings’ obligations relating to the CODES have been jointly, severally, fully and unconditionally guaranteed by L-3 Communications and certain of its wholly-owned domestic subsidiaries. Accordingly, such debt has been reflected as debt of L-3 Communications in its consolidated financial statements in accordance with the accounting standards for pushdown accounting. All issuances of and conversions into L-3 Holdings’ equity securities, including grants of stock options, restricted stock, restricted stock units and performance units by L-3 Holdings to employees and directors of L-3 Communications and its subsidiaries, have been reflected in the consolidated financial statements of L-3 Communications. As a result, the consolidated financial positions, results of operations and cash flows of L-3 Holdings and L-3 Communications are substantially the same. See Note 25 for additional information regarding the audited financial information of L-3 Communications and its subsidiaries.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and costs of sales during the reporting period. The most significant of these estimates and assumptions relate to contract revenue, profit and loss recognition, fair values of assets acquired and liabilities assumed in business combinations, market values for inventories reported at lower of cost or market, pension and post-retirement benefit obligations, stock-based employee compensation expense, income taxes, including the valuations of deferred tax assets, litigation reserves and environmental obligations, accrued product warranty costs, and the recoverability, useful lives and valuation of recorded amounts of long-lived assets, identifiable intangible assets and goodwill. Changes in estimates are reflected in the periods during which they become known. Actual amounts will differ from these estimates and could differ materially.

Due to re-alignments in the Company’s management and organizational structure during the quarter ended April 1, 2011, the Company made certain reclassifications among its Electronic Systems, C3ISR and NSS segments. See Note 22 for the amount of prior period sales, operating income, and assets reclassified between segments.

Certain other reclassifications have been made to conform prior-year amounts to the current-year presentation.

References to the segment data are to the Company’s continuing operations. Prior period amounts have been reclassified to exclude the results of discontinued operations.

Principles of Consolidation

Principles of Consolidation: The consolidated financial statements of the Company include all wholly-owned and majority-owned subsidiaries. All significant intercompany transactions are eliminated in consolidation. Investments in equity securities, joint ventures and limited liability corporations over which the Company has significant influence but does not have voting control are accounted for using the equity method. Investments over which the Company does not have significant influence are accounted for using the cost method.

Revenue Recognition

Revenue Recognition: Substantially all of the Company’s sales are generated from written contractual (revenue) arrangements. The sales price for the Company’s revenue arrangements are either fixed price, cost-plus or time-and-material type. Depending on the contractual scope of work, the Company utilizes either contract accounting standards or accounting standards for revenue arrangements with commercial customers to account for these contracts. Approximately 45% of the Company’s 2011 sales were accounted for under contract accounting standards, including approximately 35% from fixed-price type contracts and approximately 10% from cost-plus type contracts. For contracts that are accounted for under contract accounting standards, sales and profits are recognized based on: (1) a Percentage-of-Completion (POC) method of accounting (fixed-price contracts), (2) allowable costs incurred plus the estimated profit on those costs (cost-plus contracts), or (3) direct labor hours expended multiplied by the contractual fixed rate per hour plus incurred costs for material (time-and-material contracts).

Sales and profits on fixed-price type contracts that are covered by contract accounting standards are substantially recognized using POC methods of accounting. Sales and profits on fixed-price production contracts under which units are produced and delivered in a continuous or sequential process are recorded as units are delivered based on their contractual selling prices (the “units-of-delivery” method). Sales and profits on each fixed-price production contract under which units are not produced and delivered in a continuous or sequential process, or under which a relatively few number of units are produced, are recorded based on the ratio of actual cumulative costs incurred to the total estimated costs at completion of the contract, multiplied by the total estimated contract revenue, less cumulative sales recognized in prior periods (the “cost-to-cost” method). Under both POC methods of accounting, a single estimated total profit margin is used to recognize profit for each contract over its entire period of performance, which can exceed one year. Losses on contracts are recognized in the period in which they become evident. The impact of revisions of contract estimates, which may result from contract modifications, performance or other reasons, are recognized on a cumulative catch-up basis in the period in which the revisions are made.

Sales and profits on cost-plus type contracts that are covered by contract accounting standards are recognized as allowable costs are incurred on the contract, at an amount equal to the allowable costs plus the estimated profit on those costs. The estimated profit on a cost-plus type contract is fixed or variable based on the contractual fee arrangement. Incentive and award fees are the primary variable fee contractual arrangements. Incentive and award fees on cost-plus type contracts are included as an element of total estimated contract revenues and are recorded to sales when a basis exists for the reasonable prediction of performance in relation to established contractual targets and the Company is able to make reasonably dependable estimates for them.

Sales and profits on time-and-material type contracts are recognized on the basis of direct labor hours expended multiplied by the contractual fixed rate per hour, plus the actual costs of materials and other direct non-labor costs.

Sales on arrangements for (1) fixed-price type contracts that require us to perform services that are not related to the production of tangible assets (Fixed-Price Service Contracts) and (2) certain commercial customers are recognized in accordance with accounting standards for revenue arrangements with commercial customers. Sales for the Company’s businesses whose customers are primarily commercial business enterprises are substantially all generated from single element revenue arrangements. Sales are recognized when there is persuasive evidence of an arrangement, delivery has occurred or services have been performed, the selling price to the buyer is fixed or determinable and collectability is reasonably assured. Sales for Fixed-Price Service Contracts that do not contain measurable units of work performed are generally recognized on a straight-line basis over the contractual service period, unless evidence suggests that the revenue is earned, or obligations fulfilled, in a different manner. Sales for Fixed-Price Service Contracts that contain measurable units of work performed are generally recognized when the units of work are completed. Sales and profit on cost-plus and time-and-material type contracts to perform services are recognized in the same manner as those within the scope of contract accounting standards, except for incentive and award fees. Cost-based incentive fees are recognized when they are realizable in the amount that would be due under the contractual termination provisions as if the contract was terminated. Performance based incentive fees and award fees are recorded as sales when awarded by the customer.

For contracts with multiple deliverables, the Company applies the separation and allocation guidance under the accounting standard for revenue arrangements with multiple deliverables, unless all the deliverables are covered by contract accounting standards, in which case the Company applies the separation and allocation guidance under contract accounting standards. Revenue arrangements with multiple deliverables are evaluated to determine if the deliverables should be separated into more than one unit of accounting. The Company recognizes revenue for each unit of accounting based on the revenue recognition policies discussed above.

Sales and profit in connection with contracts to provide services to the U.S. Government that contain collection risk because the contracts are incrementally funded and subject to the availability of funds appropriated, are deferred until a contract modification is obtained, indicating that adequate funds are available to the contract or task order.

Research and Development

Research and Development: Independent research and development (IRAD) costs sponsored by the Company and bid and proposal (B&P) costs relate to both U.S. Government contracts and those for commercial and international customers. The IRAD and B&P costs for certain of the Company’s businesses that are U.S. Government contractors are recoverable indirect contract costs that are allocated to U.S. Government contracts in accordance with U.S. Government procurement regulations, and are specifically excluded from research and development accounting standards. The Company includes the recoverable IRAD and B&P costs allocated to U.S. Government contracts in inventoried contract costs, and charges them to costs of sales when the related contract sales are recognized as revenue. Research and development costs that are not recoverable on U.S. Government contracts are accounted for in accordance with research and development accounting standards and are expensed as incurred to cost of sales.

Customer-funded research and development costs are incurred pursuant to contracts (revenue arrangements) to perform research and development activities according to customer specifications. These costs are not accounted for as research and development expenses, and are also not indirect contract costs. Instead, these costs are direct contract costs and are expensed to cost of sales when the corresponding revenue is recognized, which is generally as the research and development services are performed. Customer-funded research and development costs are substantially all incurred under cost-plus type contracts with the U.S. Government.

Product Warranties

Product Warranties: Product warranty costs are accrued when revenue is recognized for the covered products. Product warranty expense is recognized based on the terms of the product warranty and the related estimated costs. Accrued warranty costs are reduced as product warranty costs are incurred.

The table below presents the changes in the Company’s accrued product warranty costs.

	Year Ended December 31,
	2011	2010
	(in millions)
Accrued product warranty costs (1):
Balance at January 1	$92	$99
Acquisitions during this period	—	1
Accruals for product warranties issued during the period	77	62
Changes to accruals for product warranties existing before January 1	2	4
Foreign currency translation adjustments	(1)	(1)
Settlements made during the period	(76)	(73)

Balance at December 31	$94	$92

(1)

Warranty obligations incurred in connection with long-term production contracts that are accounted for under the POC cost-to-cost method are included within the contract estimates at completion and are excluded from the above amounts. The balances above include both the current and non-current amounts.

Deferred Debt Issue Costs

Deferred Debt Issue Costs: Costs to issue debt are capitalized and deferred when incurred, and subsequently amortized to interest expense over the term of the related debt using the effective interest rate method.

Stock-Based Compensation

Stock-Based Compensation: The Company follows the fair value based method of accounting for stock-based employee compensation, which requires the Company to expense all stock-based employee compensation. Stock-based employee compensation is primarily a non-cash expense because the Company settles these obligations by issuing shares of L-3 Holdings common stock instead of settling such obligations with cash payments, except for certain performance unit awards that are payable in cash.

Compensation expense for all restricted stock unit and stock option awards is recognized on a straight-line basis over the requisite service period for the entire award based on the grant date fair value. All of the stock options granted to employees by the Company are non-qualified stock options under U.S. income tax regulations. Compensation expense for performance units payable in L-3 Holdings common stock is based on the fair value of the units at the grant date (measurement date), adjusted each reporting period for progress towards the target award, and recognized on a straight line basis over the requisite service period. Compensation expense for performance units that are payable in cash is based on a binomial valuation technique (the Monte Carlo valuation model) adjusted for historical performance each reporting period and recognized on a straight-line basis over the requisite service period.

Income Taxes

Income Taxes: The Company provides for income taxes using the liability method. Deferred income tax assets and liabilities reflect tax carryforwards and the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, as determined under enacted tax laws and rates. The effect of changes in tax laws or rates is accounted for in the period of enactment. Valuation allowances for deferred tax assets are provided when it is more likely than not that the assets will not be realized, considering, when appropriate, tax planning strategies.

Income tax accounting standards prescribe: (1) a minimum recognition threshold that an income tax benefit arising from an uncertain income tax position taken, or expected to be taken, on an income tax return is required to meet before being recognized in the financial statements and (2) the measurement of the income tax benefits recognized from such positions. The Company’s accounting policy is to classify uncertain income tax positions that are not expected to be resolved in one year as non-current income tax liabilities and to classify potential interest and penalties on uncertain income tax positions as elements of the provision for income taxes on its financial statements.

Cash and Cash Equivalents	Cash and Cash Equivalents: Cash equivalents consist of highly liquid investments with an original maturity of three months or less at the time of purchase.
Contracts in Process

Contracts in Process: Contracts in process include unbilled contract receivables and inventoried contract costs for which sales and profits are recognized using a POC method of accounting. Unbilled Contract Receivables represent accumulated incurred costs and earned profits or losses on contracts in process that have been recorded as sales, primarily using the cost-to-cost method, which have not yet been billed to customers. Inventoried Contract Costs represent incurred costs on contracts in process that have not yet been recognized as costs and expenses because the related sales, which are primarily recorded using the units-of-delivery method, have not been recognized. Contract costs include direct costs and indirect costs, including overhead costs. As discussed in Note 5, the Company’s inventoried contract costs for U.S. Government contracts, and contracts with prime contractors or subcontractors of the U.S. Government include allocated general and administrative costs (G&A), IRAD costs and B&P costs. Contracts in Process contain amounts relating to contracts and programs with long performance cycles, a portion of which may not be realized within one year. For contracts in a loss position, the unrecoverable costs expected to be incurred in future periods are recorded in Estimated Costs in Excess of Estimated Contract Value to Complete Contracts in Process in a Loss Position, which is a component of Other Current Liabilities. Under the terms of certain revenue arrangements (contracts) with the U.S. Government, the Company may receive progress payments as costs are incurred or milestone payments as work is performed. The U.S. Government has a security interest in the Unbilled Contract Receivables and Inventoried Contract Costs to which progress payments have been applied, and such progress payments are reflected as a reduction of the related amounts. Milestone payments that have been received in excess of contract costs incurred and related estimated profits are reported on the Company’s balance sheet as Advance Payments and Billings in Excess of Costs Incurred.

The Company values its acquired contracts in process in connection with business acquisitions on the date of acquisition at contract value less the Company’s estimated costs to complete the contract and a reasonable profit allowance on the Company’s completion effort commensurate with the profit margin that the Company earns on similar contracts.

Inventories

Inventories: Inventories, other than Inventoried Contract Costs, are stated at cost (first-in, first-out or average cost), but not in excess of realizable value. A provision for excess or inactive inventory is recorded based upon an analysis that considers current inventory levels, historical usage patterns and future sales expectations.

Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost, less accumulated depreciation. Depreciation is computed by applying principally the straight-line method to the estimated useful lives of the related assets. Useful lives range substantially from 10 to 40 years for buildings and improvements and 3 to 10 years for machinery, equipment, furniture and fixtures. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the improvements. When property or equipment is retired or otherwise disposed of, the net book value of the asset is removed from the Company’s balance sheet and the net gain or loss is included in the determination of operating income. Property, plant and equipment acquired as part of a business acquisition is valued at fair value.

Goodwill

Goodwill: The carrying value of goodwill and indefinite lived identifiable intangible assets are not amortized, but are tested for impairment annually as of November 30 as well as whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable using a two-step process for each reporting unit. The first step in the process is to identify any potential impairment by comparing the carrying value of a reporting unit and its fair value. The Company determines the fair value of its reporting units using a discounted cash flows valuation approach. If a potential impairment is identified, the second step is to measure the impairment loss by comparing the implied fair value of goodwill with the carrying value of goodwill of the reporting unit. During the year ended December 31, 2011, the Company recorded a $43 million goodwill impairment charge. See Note 7 for additional information on the goodwill impairment charge. There were no impairment charges that resulted from the annual impairment assessment or change in circumstances during 2010 or 2009.

Accounting Standards Issued and Not Yet Implemented: In September 2011, the FASB issued a revised accounting standard allowing companies to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, a more detailed two-step goodwill impairment test would be performed to identify a potential goodwill impairment and measure the amount of loss to be recognized, if any. The standard will be effective for annual and interim goodwill impairment tests performed after December 31, 2011, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Identifiable Intangible Assets

Identifiable Intangible Assets: Identifiable intangible assets represent assets acquired as part of the Company’s business acquisitions and include customer contractual relationships, technology, favorable leasehold interests and trade names. The initial measurement of these intangible assets is based on their fair values. Identifiable intangible assets are: (1) tested for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable and (2) amortized over their estimated useful lives as the economic benefits are consumed, ranging from 4 to 30 years. The Company reviews and updates its estimates of the duration of its customer contractual relationships. If such estimates indicate that the duration of the Company’s customer contractual relationships has decreased compared to the estimates made as of the date the Company acquired these intangible assets, then the Company accelerates the amortization period for its customer contractual relationships over their remaining useful economic life.

Derivative Financial Instruments

Derivative Financial Instruments: The Company’s derivative financial instruments include foreign currency forward contracts, which are entered into for risk management purposes, and an embedded derivative representing the contingent interest payment provision related to the CODES.

The Company’s U.S. and foreign businesses enter into contracts with customers, subcontractors or vendors that are denominated in currencies other than their functional currencies. To protect the functional currency equivalent cash flows associated with certain of these contracts, the Company enters into foreign currency forward contracts. The Company’s activities involving foreign currency forward contracts are designed to hedge the changes in the functional currency equivalent cash flows due to movements in foreign exchange rates compared to the functional currency. The foreign currencies hedged are primarily the Canadian dollar, the Euro, the British pound and the U.S. dollar. The Company manages exposure to counterparty non-performance credit risk by entering into foreign currency forward contracts only with major financial institutions that are expected to fully perform under the terms of such contracts. Foreign currency forward contracts are recorded in the Company’s Consolidated Balance Sheets at fair value and are generally designated and accounted for as cash flow hedges in accordance with the accounting standards for derivative instruments and hedging activities. Gains and losses on designated foreign currency forward contracts that are highly effective in offsetting the corresponding change in the cash flows of the hedged transactions are recorded net of income taxes in accumulated other comprehensive income (loss) (accumulated OCI) and then recognized in income when the underlying hedged transaction affects income. Gains and losses on foreign currency forward contracts that do not meet hedge accounting criteria are recognized in income immediately.

The embedded derivative related to the issuance of the CODES is recorded at fair value with changes reflected in the Consolidated Statements of Operations.

Translation of Foreign Currency and Foreign Currency Transactions

Translation of Foreign Currency and Foreign Currency Transactions: Transactions in foreign currencies are translated into the local (functional) currency of the respective business at the approximate prevailing rate at the time of the transaction. Foreign exchange transaction gains and losses in the years ended December 31, 2011, 2010 and 2009 are not material to the Company’s results of operations. The operations of the Company’s foreign subsidiaries are translated from the local (functional) currencies into U.S. dollars using weighted average rates of exchange during each reporting period. The rates of exchange at each balance sheet date are used for translating the assets and liabilities of the Company’s foreign subsidiaries. Gains or losses resulting from these translation adjustments are included in the accompanying Consolidated Balance Sheets as a component of accumulated other comprehensive income (loss).

Comprehensive Income

Effective January 1, 2012, L-3 retrospectively adopted a new accounting standard issued by the FASB for the presentation of comprehensive income in financial statements. The adoption of this standard resulted in the presentation of a total for comprehensive income, and the components of net income and other comprehensive income in two separate, but consecutive statements. The adoption of this standard only changed how L-3 presents comprehensive income and did not impact L-3’s financial position, results of operations or cash flows. As a result, all periods included in this Annual Report have been retrospectively adjusted to include the adoption of this new standard.

Revenue Recognition - Multiple Element Arrangements

In October 2009, the FASB issued a revised accounting standard for revenue arrangements with multiple deliverables. The revision: (1) removed the objective-and-reliable-evidence-of-fair-value criterion from the separation criteria used to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, (2) provided a hierarchy that entities must use to estimate the selling price of each deliverable, (3) eliminated the use of the residual method for allocation, and (4) expanded the ongoing disclosure requirements. The revised accounting standard was effective for the Company beginning on January 1, 2011, and did not have a material impact on the Company’s financial position, results of operations or cash flows.

Revenue Recognition - Software

In October 2009, the FASB issued a revised accounting standard for certain revenue arrangements that include software elements. Under the revised standard, tangible products that contain both software and non-software components that work together to deliver a product’s essential functionality are excluded from the scope of pre-existing software revenue recognition standards. In addition, hardware components of a tangible product containing software components are excluded from the scope of software revenue recognition standards. The revised accounting standard was effective for the Company beginning on January 1, 2011, and did not have a material impact on the Company’s financial position, results of operations, or cash flows.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Accrued product warranty costs

	Year Ended December 31,
	2011	2010
	(in millions)
Accrued product warranty costs (1):
Balance at January 1	$92	$99
Acquisitions during this period	—	1
Accruals for product warranties issued during the period	77	62
Changes to accruals for product warranties existing before January 1	2	4
Foreign currency translation adjustments	(1)	(1)
Settlements made during the period	(76)	(73)

Balance at December 31	$94	$92

(1)

Warranty obligations incurred in connection with long-term production contracts that are accounted for under the POC cost-to-cost method are included within the contract estimates at completion and are excluded from the above amounts. The balances above include both the current and non-current amounts.

Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions and Dispositions [Abstract]
Unaudited Pro Forma Statements of Operations Data

	Year Ended December 31,
	2010	2009
	(in millions, except per share data)
Pro forma net sales	$13,564	$13,579
Pro forma income from continuing operations	$836	$787
Pro forma net income attributable to L-3	$967	$931
Pro forma diluted earnings per share from continuing operations	$7.15	$6.57
Pro forma diluted earnings per share	$8.36	$7.87

Earnings classified within discontinued operations for Engility

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Product and service revenues	$2,011	$2,290	$2,468

Operating income from discontinued operations before income taxes	199	265	289
Interest expense allocated to discontinued operations	31	33	34

Income from discontinued operations before income taxes	$168	$232	$255
Income tax expense	64	90	101

Income from discontinued operations, net of income tax	$104	$142	$154
Less: Net income attributable to noncontrolling interests	3	2	1

Net income from discontinued operations attributable to L-3	$101	$140	$153

Major classes of assets and liabilities included in discontinued operations for Engility

	December 31, 2011	December 31, 2010
	(in millions)
Assets
Current assets	$386	$409
Property, plant and equipment, net	13	14
Goodwill	1,225	1,225
Other assets	105	114

Total assets of discontinued operations	$1,729	$1,762
Liabilities
Accounts payable, trade	$37	$35
Other current liabilities	187	192

Current liabilities	224	227
Long-term liabilities	127	122

Total liabilities of discontinued operations	$351	$349

Contracts in Process (Tables)	12 Months Ended
Dec. 31, 2011
Contracts in Process [Abstract]
Components of contracts in process

	December 31,
	2011	2010
	(in millions)
Unbilled contract receivables, gross	$2,667	$2,485
Unliquidated progress payments	(1,146)	(1,007)

Unbilled contract receivables, net	1,521	1,478

Inventoried contract costs, gross	909	882
Unliquidated progress payments	(79)	(96)

Inventoried contract costs, net	830	786

Total contracts in process	$2,351	$2,264

General & Administrative, Independent Research & Development and Bid and Proposal Costs

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Amounts included in inventoried contract costs at beginning of the year	$92	$72	$69
Add: IRAD and B&P costs incurred	327	321	305
Other G&A costs incurred	845	851	853

Total contract costs incurred	1,172	1,172	1,158

Less: Amounts charged to cost of sales	(1,178)	(1,152)	(1,155)

Amounts included in inventoried contract costs at end of the year	$86	$92	$72

Selling, general and administrative expenses and research and development expenses

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Selling, general and administrative expenses	$298	$279	$248
Research and development expenses	73	68	59

Total	$371	$347	$307

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories at Lower of Cost or Market

	December 31,
	2011	2010
	(in millions)
Raw materials, components and sub-assemblies	$121	$114
Work in process	143	130
Finished goods	53	59

Total	$317	$303

Goodwill and Identifiable Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Identifiable Intangible Assets [Abstract]
Goodwill

	Electronic Systems	C3ISR	AM&M	NSS	Consolidated Total
	(in millions)
Balance at December 31, 2009	$3,842	$870	$1,158	$1,095	$6,965

Business acquisitions	530	—	—	—	530
Sale of a business	(2)	—	—	—	(2)
Foreign currency translation (1)	1	(2)	14	(1)	12
Segment reclassification	34	—	—	(34)	—

Balance at December 31, 2010	$4,405	$868	$1,172	$1,060	$7,505

Business acquisitions	22	3	2	—	27
Impairment loss	(43)	—	—	—	(43)
Foreign currency translation (1)	(12)	—	(5)	—	(17)
Segment reclassification (2)	168	(74)	—	(94)	—

Balance at December 31, 2011	$4,540	$797	$1,169	$966	$7,472

(1)

The changes in goodwill from foreign currency translation adjustments are due to fluctuations in the U.S. dollar and foreign currency exchange rates. The decrease in goodwill presented in the Electronic Systems and AM&M segments during 2011 was primarily due to the strengthening of the U.S. dollar against the Canadian dollar and the Euro. The decrease in goodwill presented in the C 3ISR and NSS reportable segments during 2010 was due to the strengthening of the U.S. dollar against the British pound. The increase in goodwill presented in the Electronic Systems and AM&M reportable segments during 2010 was primarily due to the weakening of the U.S. dollar against the Canadian dollar.

(2)

As a result of re-alignments of business units in the Company’s management and organizational structure as discussed in Note 2, goodwill was reclassified on a relative fair value basis among the Electronic Systems, C3ISR and NSS segments during the quarter ended April 1, 2011. In addition, effective January 1, 2012, the Company re-aligned a business unit’s management and organizational structure, as discussed in Note 2, and made a reclassification of goodwill between the Electronic Systems and C 3ISR segments.

Identifiable Intangible Assets

	December 31, 2011				December 31, 2010
	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(in years)			(in millions)
Customer contractual relationships	20	$422	$192	$230	$422	$156	$266
Technology	11	149	87	62	145	72	73
Other	15	27	11	16	26	8	18

Total	18	$598	$290	$308	$593	$236	$357

Amortization expense

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Amortization expense	$54	$46	$41

Estimated amortization expense

	Year Ending December 31,
	2012	2013	2014	2015	2016
	(in millions)
Estimated amortization expense	$42	$35	$36	$31	$26

Other Current Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Other Current Liabilities and Other Liabilities [Abstract]
Other current liabilities

	December 31,
	2011	2010
	(in millions)
Other Current Liabilities:
Accruals for pending and threatened litigation (see Note 19)	$23	$19
Accrued product warranty costs	90	86
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	76	93
Accrued interest	59	75
Deferred revenues	43	27
Other	97	75

Total other current liabilities	$388	$375

Other liabilities

	December 31,
	2011	2010
	(in millions)
Other Liabilities:
Non-current income taxes payable (see Note 17)	$149	$201
Deferred compensation	40	38
Accrued workers’ compensation	54	55
Estimated contingent purchase price payable for acquired businesses	16	9
Notes payable and capital lease obligations	10	10
Accrued product warranty costs	4	6
Other	86	94

Total other liabilities	$359	$413

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

	December 31,
	2011	2010
	(in millions)
Land	$61	$61
Buildings and improvements	368	362
Machinery, equipment, furniture and fixtures	1,347	1,250
Leasehold improvements	292	267

Gross property, plant and equipment	2,068	1,940
Accumulated depreciation and amortization	(1,147)	(1,031)

Property, plant and equipment, net	$921	$909

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Components of debt and reconciliation to carrying amount

	December 31,
	2011	2010
	(in millions)
L-3 Communications:
Borrowings under Revolving Credit Facility (1)	$—	$—
3.95% Senior Notes due 2016	500	—
5.20% Senior Notes due 2019	1,000	1,000
4.75% Senior Notes due 2020	800	800
4.95% Senior Notes due 2021	650	—
5 7/ 8% Senior Subordinated Notes due 2015	—	650
6 3/ 8% Senior Subordinated Notes due 2015	500	1,000

Subtotal	3,450	3,450

L-3 Holdings:
3% Convertible Contingent Debt Securities due 2035	689	700

Principal amount of long-term debt	4,139	4,150
Less: Unamortized discounts	(14)	(13)

Carrying amount of long-term debt	4,125	4,137
Less: Current portion of long-term debt	—	(11)

Carrying amount of long-term debt, excluding current portion	$4,125	$4,126

(1)

The Company’s three-year revolving credit facility, which was amended and restated on February 3, 2012, allowed for total aggregate borrowings of up to $1 billion. Available borrowings under the revolving credit facility were $997 million after reductions for outstanding letters of credit of $3 million at December 31, 2011 and $983 million after reductions for outstanding letters of credit of $17 million at December 31, 2010.

Information regarding outstanding Senior Subordinated Note

Note	Date of Issuance	Amount Issued	Discount(1)	Net Cash Proceeds	Effective Interest Rate	Redemption at Treasury Rate+(2)(3)
		(in millions)
3.95% Senior Notes due November 15, 2016	November 22, 2011	$500	$4	$491	4.11%	50 bps
5.20% Senior Notes due October 15, 2019	October 2, 2009	$1,000	$4	$987	5.25%	30 bps
4.75% Senior Notes due July 15, 2020	May 21, 2010	$800	$3	$790	4.79%	25 bps
4.95% Senior Notes due February 15, 2021	February 7, 2011	$650	$4	$639	5.02%	25 bps

(1)	Discounts are recorded as a reduction to the principal amount of the notes and are amortized as interest expense over the term of the notes.

(2)

The Senior Notes may be redeemed at any time prior to their maturity at the option of L-3 Communications, in whole or in part, at a redemption price equal to the greater of (1) 100% of the principal amount, or (2) the present value of the remaining principal and interest payments discounted to the date of redemption, on a semi-annual basis, at the Treasury Rate (as defined in the Senior Indentures), plus the spread indicated in the table above.

(3)

Upon the occurrence of a change in control (as defined in the Senior Indentures), each holder of the notes will have the right to require L-3 Communications to repurchase all or any part of such holder’s notes at an offer price in cash equal to 101% of the aggregate principal amount plus accrued and unpaid interest and special interest (as defined in the Senior Indentures), if any, to the date of purchase.

Redemptions of Senior Subordinated Notes

Note	Redemption Date	Principal Amount Redeemed	Debt Retirement Charge	Redemption Price % of Principal
		(in millions)
6 3/ 8% Senior Subordinated Notes due October 15, 2015 (1)	December 22, 2011	$500	$17	102.125%
5 7/ 8% Senior Subordinated Notes due January 15, 2015	March 9, 2011	$650	$18	101.958%
6 1/ 8% Senior Subordinated Notes due January 15, 2014	June 21, 2010	$400	$13	102.042%
6 1/ 8% Senior Subordinated Notes due July 15, 2013	July 15, 2010	$400	$5	101.021%
7 5/ 8% Senior Subordinated Notes due June 15, 2012	November 2, 2009	$750	$10	101.271%

(1)

The $500 million aggregate principal amount of remaining 6 3/8 % Senior Subordinated Notes due October 15, 2015 are subject to redemption at any time, at the option of L-3 Communications, in whole or in part. Redemption prices include a premium on the principal amount (plus accrued and unpaid interest). The current redemption price is 102.125%, and will decline annually on October 15th to 100% of the principal amount by 2013.

Additional information related to Convertible Contingent Debt Securities

	December 31, 2011	December 31, 2010
	(in millions)
Carrying amount of the equity component (conversion feature)	$64	$64
Unamortized discount of liability component amortized through February 1, 2011	$—	$2
Net carrying amount of liability component	$689	$698

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Company's assets and liabilities at fair value on a recurring basis

	December 31,
	2011			2010
Description	Level 1(1)	Level 2(2)	Level 3(3)	Level 1(1)	Level 2(2)	Level 3(3)
	(in millions)
Assets
Cash equivalents	$725	$—	$—	$347	$—	$—
Derivatives (foreign currency forward contracts)	—	10	—	—	22	—

Total Assets	$725	$10	$—	$347	$22	$—

Liabilities
Derivatives (foreign currency forward contracts)	$—	$9	$—	$—	$5	$—

(1)

Level 1 is based on quoted market prices available in active markets for identical assets or liabilities as of the reporting date. Cash equivalents are primarily held in registered money market funds that are valued using quoted market prices.

(2)

Level 2 is based on pricing inputs other than quoted prices in active markets, which are either directly or indirectly observable. The fair value is determined using a valuation model based on observable market inputs, including quoted foreign currency forward exchange rates and consideration of non-performance risk.

(3)	Level 3 is based on pricing inputs that are not observable and not corroborated by market data. The Company has no Level 3 assets or liabilities.

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Carrying amounts and estimated fair values of the Company's financial instruments

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in millions)
Senior Notes (1)	2,938	2,940	1,794	1,810
Senior Subordinated Notes (1)	498	513	1,645	1,691
CODES(1)	689	658	698	701
Foreign currency forward contracts (2)	1	1	17	17

(1)	The Company measures the fair value of its long-term debt using Level 2 inputs based primarily on current market yields for its existing debt traded in the secondary market.
(2)	See Note 14 for additional disclosures regarding the notional amounts and fair values of foreign currency forward contracts.

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency

Currency	Notional Amount
(in millions)
Canadian dollar	$211
U.S. dollar	58
British pound	35
Euro	30
Other	1

Total	$335

Fair values and the location of the Company's derivative instruments in the consolidated balance sheets

	Fair Values of Derivative Instruments(1)
	December 31, 2011				December 31, 2010
	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities	Other Current Assets	Other Assets	Other Current Liabilities	Other Liabilities
	(in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	$3	$5	$8	$—	$11	$8	$2	$—
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	1	1	1	—	2	1	3	—
Embedded derivative related to the CODES	—	—	—	—	—	—	—	—

Total derivative instruments	$4	$6	$9	$—	$13	$9	$5	$—

(1)	See Note 12 for a description of the fair value hierarchy related to the Company’s foreign currency forward contracts.

Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2011
Equity and Accumulated Other Comprehensive (Loss) Income [Abstract]
Changes in the accumulated other comprehensive (loss) income balances, net of related tax effects

	Foreign currency translation	Unrealized gains (losses) on hedging instruments	Unrecognized gains (losses) and prior service cost, net	Total accumulated other comprehensive (loss) income
	(in millions)
Balance at December 31, 2008	$38	$5	$(375)	$(332)
Period change	117	—	49	166

Balance at December 31, 2009	155	5	(326)	(166)
Period change	6	5	(101)	(90)

Balance at December 31, 2010	161	10	(427)	(256)
Period change	(28)	(10)	(160)	(198)

Balance at December 31, 2011	$133	$—	$(587)	$(454)

L-3 Holdings' Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
L-3 Holdings' Earnings Per Share [Abstract]
Reconciliation of basic and diluted earnings per share

	Year Ended December 31,
	2011	2010	2009
	(in millions, except per share data)
Reconciliation of net income:
Net income	$968	$966	$911
Net income from continuing operations attributable to noncontrolling interests	(9)	(9)	(9)
Net income from discontinued operations attributable to noncontrolling interests	(3)	(2)	(1)
Net income allocable to participating securities	(2)	(5)	(8)

Net income allocable to L-3 Holdings common shareholders	$954	$950	$893

Earnings allocable to L-3 Holdings’ common shareholders:
Continuing operations	$853	$810	$740
Discontinued operations, net of income tax	101	140	153

Net income allocable to L-3 Holdings common shareholders	$954	$950	$893

Earnings per share allocable to L-3 Holdings’ common shareholders:
Basic:
Weighted average common shares outstanding	104.4	114.3	116.8

Basic earnings per share allocable to L-3 Holdings’ common shareholders:
Continuing operations	$8.17	$7.09	$6.34
Discontinued operations, net of income tax	0.97	1.22	1.31

Basic earnings per share	$9.14	$8.31	$7.65

Diluted:
Common and potential common shares:
Weighted average common shares outstanding	104.4	114.3	116.8
Assumed exercise of stock options	2.0	2.7	3.5
Unvested restricted stock awards	1.8	1.3	0.4
Employee stock purchase plan contributions	0.2	0.5	0.4
Performance unit awards	0.1	0.1	—
Assumed purchase of common shares for treasury	(2.9)	(3.8)	(3.7)
Assumed conversion of the CODES (1)	—	—	—

Common and potential common shares	105.6	115.1	117.4

Diluted earnings per share allocable to L-3 Holdings’ common shareholders:
Continuing operations	$8.08	$7.04	$6.30
Discontinued operations, net of income tax	0.95	1.21	1.31

Diluted earnings per share	$9.03	$8.25	$7.61

(1)

L-3 Holdings’ CODES had no impact on diluted EPS for the years ended December 31, 2011, 2010 and 2009 because the average market price of L-3 Holdings’ common stock during these periods was less than the price at which the CODES would have been convertible into L-3 Holdings’ common stock. As of December 31, 2011, 2010 and 2009, the conversion prices were $96.48, $98.94 and $100.14, respectively.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income from continuing operations before income taxes

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Domestic	$897	$1,028	$956
Foreign	263	224	175

Income from continuing operations before income taxes	$1,160	$1,252	$1,131

Components of current and deferred portions of the provision for income taxes on continuing operations

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Current income tax provision:
Federal	$77	$240	$220
State and local	26	25	47
Foreign	69	54	38

Subtotal	172	319	305

Deferred income tax provision:
Federal	97	72	61
State and local	15	27	3
Foreign	12	10	5

Subtotal	124	109	69

Total provision for income taxes	$296	$428	$374

Reconciliation of the statutory federal income tax rate to the effective income tax rate on continuing operations

	Year Ended December 31,
	2011	2010	2009
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.2	2.7	3.1
Foreign income taxes	(2.6)	(1.1)	(1.1)
Manufacturing benefits	(1.6)	(1.6)	(0.9)
Research and experimentation and other tax credits	(1.1)	(1.2)	(1.5)
Resolution of tax contingencies	(7.7)	(0.8)	(2.2)
Goodwill impairment	1.2	—	—
Other, net	0.1	1.2	0.7

Effective income tax rate on continuing operations	25.5%	34.2%	33.1%

Components of net deferred tax assets and liabilities

	December 31,
	2011	2010
	(in millions)
Deferred tax assets:
Inventoried costs	$34	$26
Compensation and benefits	100	88
Pension and postretirement benefits	379	337
Loss carryforwards	18	13
Tax credit carryforwards	10	8
Other	68	84

Gross deferred tax assets	609	556

Less: valuation allowance	(14)	(3)

Net deferred tax assets	595	553

Deferred tax liabilities:
Goodwill and other intangible assets	$593	$530
Income recognition on contracts in process	47	36
Property, plant and equipment	97	62
Other	61	34

Gross deferred tax liabilities	798	662

Total net deferred tax liabilities	$(203)	$(109)

Classification of deferred tax assets and liabilities

	December 31,
	2011	2010
	(in millions)
Current deferred tax assets	$132	$150
Non-current deferred tax liabilities	(335)	(259)

Total net deferred tax liabilities	$(203)	$(109)

Reconciliation of the change in unrecognized income tax benefits, excluding interest and penalties

	2011	2010	2009
	(in millions)
Balance at January 1	$195	$185	$160
Additions for tax positions related to the current year	9	8	10
Additions for tax positions related to prior years	33	49	48
Reductions for tax positions related to prior years	(13)	(47)	—
Reductions for tax positions related to settlements with taxing authorities	(5)	—	(2)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(76)	—	(31)

Balance at December 31	$143	$195	$185

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock based compensation expense

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Stock options	$11	$12	$16
Restricted stock units	48	52	42
Performance units (LTIP awards)	5	3	9
Employee stock purchase plan	—	12	12

Total before income taxes	64	79	79
Income taxes	24	27	29

Total after income taxes	40	52	50
Stock based compensation recorded in discontinued operations, net of income taxes	4	6	6

Stock based compensation recorded in continuing operations, net of income taxes	$36	$46	$44

Company's stock option activity and changes

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
	(in thousands)		(in Years)	(in millions)
Number of shares under option
Outstanding at January 1, 2011	4,562.1	$78.27	6.2	$15

Options granted	694.8	80.17
Options exercised	(387.6)	59.29
Options forfeited	(245.7)	89.54

Outstanding at December 31, 2011	4,623.6	$79.55	5.9	$8

Vested and expected to vest at December 31, 2011 (1)	4,584.6	$79.52	5.8	$8

Exercisable at December 31, 2011	3,407.5	$78.67	4.9	$8

Weighted average assumptions in valuation model

	2011 Grants	2010 Grants	2009 Grants
Expected holding period (in years)	5.2	4.7	4.6
Expected volatility	26.4%	26.2%	26.2%
Expected dividend yield	2.8%	2.2%	2.4%
Risk-free interest rate	2.2%	2.3%	2.5%

	2011 Grants	2010 Grants
Expected volatility	25.0%	27.9%
Expected dividend yield	2.7%	2.7%
Risk-free interest rate	0.3%	0.1%

Company's nonvested restricted stock unit awards and changes

	Number of Shares	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested balance at January 1, 2011	1,733.7	$85.41
Granted	688.0	80.17
Vested	(444.4)	98.01
Forfeited	(153.0)	80.86

Nonvested balance at December 31, 2011	1,824.3	$80.74

Company's performance unit awards based on expected performance

	Payable in Cash (TSR)		Payable in Shares (EPS)
	Number of Units	Weighted Average Grant Date Fair Value	Number of Units	Weighted Average Grant Date Fair Value
	(in thousands)		(in thousands)
Outstanding at January 1, 2011	7.8	$117.13	88.1	$80.24
Granted	40.9	110.82	40.9	80.17
Increase due to expected performance	11.9	108.51	8.8	56.51
Vested	—	—	(69.3)	73.61
Forfeited	(0.1)	114.77	(2.1)	77.40

Outstanding at December 31, 2011	60.5	$111.19	66.4	$84.07

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Future minimum payments under non-cancelable operating leases

	Real Estate	Equipment	Total
	(in millions)
2012	$145	$11	$156
2013	102	5	107
2014	86	2	88
2015	57	1	58
2016	40	—	40
Thereafter	89	—	89

Total minimum payments required	519	19	538
Less: Sublease rentals under non-cancelable leases	9	—	9

Net minimum payments required	$510	$19	$529

Pensions and Other Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pensions and Other Employee Benefits [Abstract]
Changes in benefit obligations, plan assets and funded status and aggregate balance sheet impact

	Pension Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
	(in millions)
Change in benefit obligation:
Benefit obligation at the beginning of the year	$2,365	$1,964	$203	$188
Service cost	106	99	5	4
Interest cost	128	122	10	11
Plan participants’ contributions	3	3	3	4
Amendments	—	(33)	—	—
Actuarial loss	174	284	9	9
Foreign currency exchange rate changes	(8)	9	(1)	2
Curtailments, settlements and special termination benefits	(1)	—	—	(1)
Benefits paid	(88)	(83)	(13)	(14)

Benefit obligation at the end of the year	$2,679	$2,365	$216	$203

Change in plan assets:
Fair value of plan assets at the beginning of the year	$1,585	$1,304	$39	$33
Actual return on plan assets	41	163	1	3
Employer contributions	176	186	12	13
Plan participants’ contributions	3	3	3	4
Foreign currency exchange rate changes	(5)	12	—	—
Benefits paid	(88)	(83)	(13)	(14)

Fair value of plan assets at the end of the year	$1,712	$1,585	$42	$39

Funded status at the end of the year	$(967)	$(780)	$(174)	$(164)

Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	$7	$9	$—	$—
Current liabilities	(3)	(2)	(8)	(8)
Non-current liabilities	(971)	(787)	(166)	(156)

	$(967)	$(780)	$(174)	$(164)

Net loss and prior service cost balances in accumulated other comprehensive loss account

	Pension Plans		Postretirement Benefit Plans
	2011	2010	2011	2010
	(in millions)
Net loss	$929	$712	$25	$16
Prior service (credit) cost	(11)	(12)	(8)	(11)

Total amount recognized	$918	$700	$17	$5

Pension plans with an ABO in excess of fair value of plan assets

	Pension Plans
	2011	2010
	(in millions)
Projected benefit obligation	$2,656	$2,216
Accumulated benefit obligation	2,280	1,875
Fair value of plan assets	1,686	1,441

Weighted average assumptions used to determine benefit obligations

	Pension Plans				Postretirement Benefit Plans
	2011		2010		2011		2010
Benefit obligations:
Discount rate	5.02	%(1)	5.57	%(1)	4.71	%(2)	5.40	%(2)
Rate of compensation increase	4.06	%(3)	4.50%		4.09	%(3)	4.50%

(1)

The weighted average discount rate assumptions used at December 31, 2011 and 2010 were comprised of separate assumptions determined by country of 5.1% and 5.6% for the U.S. based plans, 4.4% and 5.4% for the Canadian based plans and 5.1% and 5.4% for the German based plans.

(2)

The weighted average discount rate assumption used at December 31, 2011 and 2010 were comprised of separate assumptions determined by country of 4.8% and 5.4% for the U.S. based plans and 4.3% and 5.4% for the Canadian based plans.

(3)

The weighted average rate of compensation increase assumptions used at December 31, 2011 were comprised of separate assumptions determined by country of 4.0% for the U.S. based plans and 4.5% for the Canadian based plans.

Components of net periodic benefit cost

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
	(in millions)
Components of net periodic benefit cost:
Service cost	$106	$99	$93	$5	$4	$4
Interest cost	128	122	112	10	11	11
Expected return on plan assets	(139)	(112)	(91)	(2)	(2)	(2)
Amortization of prior service costs (credits)	1	3	4	(3)	(3)	(2)
Amortization of net loss (gain)	49	40	53	1	1	(3)
Curtailment or settlement loss (gain)	—	2	2	—	(2)	—

Net periodic benefit cost	$145	$154	$173	$11	$9	$8

Other changes in plan assets and benefit obligations recognized in other comprehensive income

	Pension Plans			Postretirement Benefit Plans
	2011	2010	2009	2011	2010	2009
	(in millions)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$266	$234	$(50)	$10	$8	$18
Prior service (credit) cost	2	(33)	7	—	2	(5)
Amortization of net loss	(49)	(40)	(53)	(1)	(1)	3
Amortization of prior service (cost) credit	(1)	(3)	(4)	3	3	2

Total recognized in other comprehensive income	218	158	(100)	12	12	18

Total recognized in net periodic benefit cost and other comprehensive income	$363	$312	$73	$23	$21	$26

Amounts expected to be amortized from accumulated other comprehensive (loss) income and recognized as components of net periodic benefit costs

	Pension Plans	Postretirement Benefit Plans	Total
	(in millions)
Net loss	$69	$2	$71
Prior service cost (credit)	1	(2)	(1)

	$70	$—	$70

Weighted average assumptions used to determine net periodic benefit cost

	Pension Plans						Postretirement Benefit Plans
	2011		2010		2009		2011		2010		2009
	(in millions)
Net periodic benefit cost:
Discount rate	5.57	%(1)	6.26	%(1)	6.49	%(1)	5.40	%(3)	5.94	%(3)	6.74	%(3)
Expected long-term return on plan assets	8.57	%(2)	8.55	%(2)	8.54	%(2)	6.20%		6.20%		6.18%
Rate of compensation increase	4.50%		4.50%		4.50%		4.50%		4.50%		4.50%

(1)

The weighted average discount rate assumptions used for the years ended December 31, 2011, 2010 and 2009 were comprised of separate assumptions determined by country of 5.6%, 6.3% and 6.4% for the U.S. based plans, 5.4%, 6.1% and 7.4% for the Canadian based plans and 5.4%, 5.8%, and 6.2% for the German based plans, respectively.

(2)

The weighted average expected long-term return on plan assets assumptions used for the years ended December 31, 2011, 2010 and 2009 were comprised of separate assumptions determined by country of 8.75% for the U.S. based plans and 7.5% for the Canadian based plans.

(3)

The weighted average discount rate assumptions used for the years ended December 31, 2011, 2010 and 2009 were comprised of separate assumptions determined by country of 5.4%, 5.9% and 6.6% for the U.S. based plans and 5.4%, 6.1% and 7.4% for the Canadian based plans, respectively.

Effect of one percentage point change in assumed health care cost trend rates

	1 percentage point
	Increase	Decrease
	(in millions)
Effect on total service and interest cost	$1	$(1)
Effect on postretirement benefit obligations	10	(10)

Allowable range for each major category of the plans' assets and weighted-average asset allocations by asset category

	U.S.			Canada
Asset Category	Range	2011	2010	Range	2011	2010
Domestic equity (1)	30%-60%	49%	48%	15%-30%	17%	21%
International equity (2)	10%-20%	11	12	20%-50%	42	38
Fixed income securities	20%-40%	31	29	25%-55%	37	36
Real estate securities	0%-15%	7	6	—	—	—
Other, primarily cash and cash equivalents	0%-15%	2	5	0%-15%	4	5

Total		100%	100%		100%	100%

(1)	Domestic equities for Canadian plans refers to equities of Canadian companies.

(2)	International equities for Canadian plans includes equities of U.S. companies.

Fair value of the Company's pension plans' and postretirement benefit plans' assets

	U.S. Pension Plans’ Assets						Canadian Pension Plans’ Assets
	Fair Value Measured at December 31, 2011						Fair Value Measured at December 31, 2011
Asset Category	Level 1		Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total
	(in millions)
Equity securities (1):
U.S. Equity	712		—		—	712	29	11		—	40
International Equity	65		100		—	165	90	19		—	109
Fixed Income — Investment Grade	188	(2)	186	(3)	—	374	—	93	(3)	—	93
Fixed Income — High Yield (4)	—		86		—	86	—	—		—	—
Real Estate Investment Trusts (5)	100		—		—	100	—	—		—	—
Other(6)	—		23		—	23	5	5		—	10

Total	$1,065		$395		$—	$1,460	$124	$128		$—	$252

	U.S. Plans’ Assets						Canadian Plans’ Assets
	Fair Value Measured at December 31, 2010						Fair Value Measured at December 31, 2010
Asset Category	Level 1		Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total
	(in millions)
Equity securities (1):
U.S. Equity	642		—		—	642	32	11		—	43
International Equity	50		113		—	163	35	71		—	106
Fixed Income — Investment Grade	154	(2)	153	(3)	—	307	—	92	(3)	—	92
Fixed Income — High Yield (4)	—		82		—	82	—	—		—	—
Real Estate Investment Trusts (5)	78		—		—	78	—	—		—	—
Other(6)	—		61		—	61	4	7		—	11

Total	$924		$409		$—	$1,333	$71	$181		$—	$252

(1)

Equity securities consist of investments in common stock of U.S. and foreign companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotations (NASDAQ), and various foreign exchanges. The Level 2 investment balance is derived from pooled equity funds offered by registered investment companies.

(2)

Approximately 50% in both 2011 and in 2010 of U.S. plan assets invested in fixed income — investment grade securities consist of a mutual fund offered by a registered investment company. The mutual fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This fund is classified by the Company as a Level 1 measurement within the fair value hierarchy as the mutual fund trades on an active market and daily, quoted prices are available.

(3)

The remaining 50% in both 2011 and 2010 of U.S. plan assets invested in fixed income — investment grade securities, as well as the Canadian plan assets invested in fixed income — investment grade securities is derived from pooled bond funds offered by registered investment companies. As these funds do not trade in an active market, the fair value is based on net asset values (NAVs) calculated by fund managers based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(4)

Fixed income — high yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(5)	Real Estate Investment Trusts (REITs) consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.

(6)

Other consists primarily of (i) short term investments maintained in a commingled trust or pooled fund, which primarily invests in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit, which are classified as Level 2, and (ii) cash, which is classified as Level 1.

	Postretirement Benefit Plans’ Assets
	Fair Value Measured at December 31, 2011						Fair Value Measured at December 31, 2010
Asset Category	Level 1		Level 2		Level 3	Total	Level 1		Level 2		Level 3	Total
	(in millions)
Equity securities (1):
U.S. Equity	24		—		—	24	22		—		—	22
International Equity	1		1		—	2	1		1		—	2
Fixed Income — Investment Grade	11	(2)	2	(3)	—	13	10	(2)	2	(3)	—	12
Fixed Income — High Yield (4)	—		1		—	1	—		1		—	1
Real Estate Investment Trusts (5)	1		—		—	1	1		—		—	1
Other(6)	—		1		—	1	—		1		—	1

Total	$37		$5		$—	$42	$34		$5		$—	$39

(1)

Equity securities consist of investments in common stock of U.S. and foreign companies. The fair value of equity securities is based on quoted market prices available in active markets at the close of a trading day, primarily the NYSE, NASDAQ, and various foreign exchanges. The Level 2 investment balance is derived from a pooled equity fund offered by a registered investment company.

(2)

Approximately 85% in 2011 and 83% in 2010 of the postretirement benefit plan assets invested in fixed income — investment grade securities consist of a mutual fund offered by a registered investment company. The mutual fund invests in investment grade fixed income securities, mortgaged-backed securities, U.S. treasury and agency bonds and corporate bonds. This fund is classified by the Company as a Level 1 measurement within the fair value hierarchy as the mutual fund trades on an active market and daily, quoted prices are available.

(3)

The remaining 15% in 2011 and 17% in 2010 of the postretirement benefit plan assets invested in fixed income — investment grade securities is derived from a pooled bond fund offered by a registered investment company, which does not trade in an active market. The fair value is based on NAV’s calculated by the fund manager based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(4)

Fixed income — high yield consists of investments in corporate high-yield bonds from various industries. The fair values of these investments are based on yields currently available on comparable bonds of issuers with similar credit ratings, quoted prices of similar bonds in an active market, or cash flows based on observable inputs.

(5)	Real Estate Investment Trusts (REITs) consist of securities that trade on the major exchanges and invest directly in real estate, either through properties or mortgages.

(6)

Other consists primarily of short term investments maintained in a commingled trust or pooled fund, which primarily invests in short term, high quality money market securities such as government obligations, commercial paper, time deposits and certificates of deposit.

Cash contributions and expenses under multi-employer benefit plans

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status (1)		FIP/RP(2) Status Pending/ Implemented	Contributions by L-3 Communications					Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
		2011	2010		2011		2010		2009
IAM National Pension Fund	51-6031295/002	Green	Green	No	$19	(3)	$17	(4)	$15	No	1/30/2012 to 12/1/2014	(5)
Other Pension Funds(6)					—		—		—

			Total contributions		$19		$17		$15

(1)

A zone status rating of green indicates the plan is at least 80% funded. The funding status of the IAM National Pension Fund was impacted by a market value investment loss for the plan year ended December 31, 2008, which amortization was extended over five years.

(2)	Funding improvement plan or rehabilitation plan.

(3)	At the date the audited financial statements for the Company were issued, Form 5500 for the plan year ending December 31, 2011 was not available.

(4)	Represents 5% of total plan contributions, based on Form 5500.

(5)

The Company is a party to multiple bargaining agreements for multiple projects that require contributions into the IAM National Pension Fund. The most significant of these agreements expires April 27, 2014 covering multiple programs in the Company’s AM&M reportable segment and represents 80% of 2011 contributions.

(6)	Consists of three pension funds in which the Company’s contributions are individually and in the aggregate insignificant.

Estimated Future Benefit Payments

	Pension Benefits	Postretirement Benefits
		Benefit Payments	Subsidy Receipts
	(in millions)
2012	$102	12	1
2013	99	13	1
2014	110	13	1
2015	119	14	1
2016	128	14	1
Years 2017-2021	809	83	5

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
	(in millions)
Interest paid on outstanding debt	$238	$233	$237
Income tax payments	273	341	387
Income tax refunds	18	12	13

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Summary of Segment Information

	Year Ended December 31,
	2011(1)	2010(1)(2)	2009(1)(2)
	(in millions)
Net Sales
Products
Electronic Systems	$4,737	$4,872	$4,864
C3 ISR	2,005	1,867	1,961
AM&M	751	811	688
NSS	153	187	161
Elimination of intercompany sales	(94)	(157)	(172)

Total products sales	7,552	7,580	7,502

Services
Electronic Systems	1,037	1,020	1,097
C3 ISR	1,488	1,390	1,009
AM&M	1,898	2,220	2,260
NSS	1,465	1,458	1,408
Elimination of intercompany sales	(282)	(278)	(129)

Total services sales	5,606	5,810	5,645

Consolidated total	$13,158	$13,390	$13,147

Operating Income
Electronic Systems	$719	$794	$694
C3 ISR	394	365	318
AM&M	228	225	238
NSS	101	101	117

Segment Total	$1,442	$1,485	$1,367
Impairment charge (3)	43	—	—

Consolidated total	$1,399	$1,485	$1,367

Depreciation and amortization
Electronic Systems	$148	$133	$121
C3 ISR	44	41	40
AM&M	19	19	19
NSS	19	19	18

Consolidated total	$230	$212	$198

Capital Expenditures
Electronic Systems	$97	$106	$99
C3 ISR	71	62	57
AM&M	13	6	15
NSS	5	4	5
Corporate	1	—	4

Consolidated total	$187	$178	$180

Total Assets
Electronic Systems	$7,555	$7,812	$6,915
C3 ISR	2,022	1,919	1,704
AM&M	1,922	1,962	1,915
NSS	1,317	1,418	1,324
Corporate	952	578	1,152
Assets of Discontinued Operations	1,729	1,762	1,865

Consolidated total	$15,497	$15,451	$14,875

(1)

Effective January 1, 2012, the Company re-aligned a business unit’s management and organizational structure, as discussed in Note 2, and made a reclassification of sales from the C3ISR segment to the Electronic Systems segment of $88 million, $111 million, and $94 million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, operating income of $10 million, $19 million, and $15 million was reclassified from the C3ISR segment to the Electronic Systems segment for the years ended December 31, 2011, 2010 and 2009, respectively. At December 31, 2011, 2010 and 2009, $124 million, $130 million, and $151 million of assets were reclassified from the C 3ISR segment to the Electronic Systems segment, respectively.

(2)

As a result of re-alignments of business units in the Company’s management and organizational structure as discussed in Note 2, sales of $115 million and $143 million were reclassified from the NSS segment to the Electronic Systems segment and sales of $79 million and $79 million were reclassified from the C3ISR segment to the NSS segment for the years ended December 31, 2010 and 2009, respectively. In addition, operating income of $7 million and $16 million was reclassified from the NSS segment to the Electronic Systems segment and operating income of $4 million and $5 million was reclassified from the C3ISR segment to the NSS segment for the years ended December 31, 2010 and 2009, respectively. At December 31, 2010 and 2009, $133 million and $171 million of assets were reclassified from the NSS segment to the Electronic Systems segment and $19 million and $19 million of assets were reclassified from the C3ISR segment to the NSS segment, respectively.

(3)	Represents a non-cash goodwill impairment charge recorded in the fourth quarter of 2011 due to a decline in the estimated fair value of our Marine Services business.

Company's sales attributable to U.S. customers and foreign customers

	Year Ended December 31,
	2011	2010	2009
	(in millions)
U.S.	$11,068	$11,490	$11,208
Foreign:
Canada	328	305	283
United Kingdom	310	231	172
Germany	246	215	276
Australia	118	164	176
Italy	98	68	76
South Korea	93	100	132
China	73	65	63
Other	824	752	761

Total foreign	2,090	1,900	1,939

Consolidated	$13,158	$13,390	$13,147

Net sales to principal customers

	Year Ended December 31,
	2011	2010	2009
	(in millions)
U.S. Government agencies (1)	$10,439	$10,803	$10,580
Commercial	1,527	1,446	1,490
Allied foreign governments (1)	1,192	1,141	1,077

Consolidated	$13,158	$13,390	$13,147

(1)	Includes sales for which the Company is the prime contractor as well as sales based on the ultimate end customer for which the Company is a subcontractor.

Employee Severance and Termination Costs (Tables)	12 Months Ended
Dec. 31, 2011
Employee Severance and Termination Costs [Abstract]
Employee severance and other termination costs incurred by reportable segment

	Year Ended December 31,
	2011	2010
	(in millions)
Reportable Segment
Electronic Systems	$15	$11
C3 ISR	1	3
AM&M	3	3
NSS	1	—

Consolidated	$20	$17

Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Unaudited Quarterly Financial Data [Abstract]
Company's unaudited quarterly results of operations

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share data)
2011
Sales	$3,066	$3,248	$3,301	$3,543
Operating income	336	350	359	354
Income from continuing operations	179	217	214	254
Net income	207	246	238	277
Net income attributable to L-3	204	243	235	274
Basic EPS from continuing operations (1)	1.62	2.02	2.05	2.52
Basic EPS (1)	1.87	2.28	2.27	2.75
Diluted EPS from continuing operations (1)	1.61	2.00	2.02	2.49
Diluted EPS (1)	1.85	2.26	2.24	2.72

2010
Sales	$3,071	$3,377	$3,255	$3,687
Operating income	358	371	365	391
Income from continuing operations	194	193	201	236
Net income	222	231	241	272
Net income attributable to L-3	221	228	238	268
Basic EPS from continuing operations (1)	1.65	1.65	1.74	2.06
Basic EPS (1)	1.89	1.97	2.08	2.38
Diluted EPS from continuing operations (1)	1.63	1.63	1.73	2.05
Diluted EPS (1)	1.87	1.95	2.07	2.37

(1)

Basic and diluted EPS amounts in each quarter are computed using the weighted-average number of shares outstanding during that quarter, while basic and diluted EPS for the full year is computed using the weighted-average number of shares outstanding during the year. Therefore, the sum of the four quarters’ basic or diluted EPS may not equal the full year basic or diluted EPS.

Financial Information of L-3 Communications and Its Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Financial Information of L-3 Communications and Its Subsidiaries [Abstract]
Condensed Combining Statements of Equity

	L-3 Communications Common Stock		Additional Paid-in Capital			Accumulated Other Comprehensive (Loss) Income
	Shares Issued	Par Value		Treasury Stock	Retained Earnings		Total
		(in millions)
Balance at December 31, 2008	$100	$—	$4,136	$—	$2,054	$(332)	$5,858
Net income attributable to L-3	—	—	—	—	901	—	901
Contributions from L-3 Holdings	—	—	313	—	—	—	313
Dividends to L-3 Holdings	—	—	—	—	(670)	—	(670)
Comprehensive income	—	—	—	—	—	166	166
Other	—	—	—	—	(1)	—	(1)

Balance at December 31, 2009	100	—	4,449	—	2,284	(166)	6,567
Net income attributable to L-3	—	—	—	—	955	—	955
Contributions from L-3 Holdings	—	—	352	—	—	—	352
Dividends to L-3 Holdings	—	—	—	—	(1,018)	—	(1,018)
Comprehensive loss	—	—	—	—	—	(90)	(90)
Other	—	—	—	—	(2)	—	(2)

Balance at December 31, 2010	100	—	4,801	—	2,219	(256)	6,764
Net income attributable to L-3	—	—	—	—	956	—	956
Contributions from L-3 Holdings	—	—	263	—	—	—	263
Dividends to L-3 Holdings	—	—	—	—	(1,157)	—	(1,157)
Comprehensive loss	—	—	—	—	—	(198)	(198)
Other	—	—	—	—	7	—	7

Balance at December 31, 2011	$100	$—	$5,064	$—	$2,025	$(454)	$6,635

Condensed Combining Balance Sheets

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
Condensed Combining Balance Sheets:
At December 31, 2011:
Current assets:
Cash and cash equivalents	$—	$644	$—	$222	$(102)	$764
Billed receivables, net	—	367	532	204	—	1,103
Contracts in process	—	860	1,234	257	—	2,351
Other current assets	—	313	135	192	—	640
Assets of discontinued operations	—	1,729	—	—	—	1,729

Total current assets	—	3,913	1,901	875	(102)	6,587
Goodwill	—	1,909	4,415	1,148	—	7,472
Other assets	—	731	522	185	—	1,438
Investment in and amounts due from consolidated subsidiaries	7,324	6,915	1,553	—	(15,792)	—

Total assets	$7,324	$13,468	$8,391	$2,208	$(15,894)	$15,497

Current liabilities	$—	$848	$1,174	$546	$(102)	$2,466
Liabilities of discontinued operations	—	351	—	—	—	351
Amounts due to consolidated subsidiaries	—	—	—	238	(238)	—
Other long-term liabilities	—	1,509	231	91	—	1,831
Long-term debt	689	4,125	—	—	(689)	4,125

Total liabilities	689	6,833	1,405	875	(1,029)	8,773

L-3 shareholders’ equity	6,635	6,635	6,986	1,333	(14,954)	6,635
Noncontrolling interests	—	—	—	—	89	89

Total equity	6,635	6,635	6,986	1,333	(14,865)	6,724

Total liabilities and equity	$7,324	$13,468	$8,391	$2,208	$(15,894)	$15,497

At December 31, 2010:
Current assets:
Cash and cash equivalents	$—	$251	$—	$473	$(117)	$607
Billed receivables, net	—	378	568	218	—	1,164
Contracts in process	—	812	1,243	209	—	2,264
Other current assets	—	332	138	164	—	634
Assets of discontinued operations	—	1,762	—	—	—	1,762

Total current assets	—	3,535	1,949	1,064	(117)	6,431
Goodwill	—	1,897	4,448	1,160	—	7,505
Other assets	—	770	565	180	—	1,515
Investment in and amounts due from consolidated subsidiaries	7,462	7,255	885	—	(15,602)	—

Total assets	$7,462	$13,457	$7,847	$2,404	$(15,719)	$15,451

Current portion of long-term debt	$11	$11	$—	$—	$(11)	$11
Other current liabilities	—	903	1,157	552	(117)	2,495
Liabilities of discontinued operations	—	349	—	—	—	349
Amounts due to consolidated subsidiaries	—	—	—	362	(362)	—
Other long-term liabilities	—	1,304	222	89	—	1,615
Long-term debt	687	4,126	—	—	(687)	4,126

Total liabilities	698	6,693	1,379	1,003	(1,177)	8,596

L-3 shareholders’ equity	6,764	6,764	6,468	1,401	(14,633)	6,764
Noncontrolling interests	—	—	—	—	91	91

Total equity	6,764	6,764	6,468	1,401	(14,542)	6,855

Total liabilities and equity	$7,462	$13,457	$7,847	$2,404	$(15,719)	$15,451

Condensed Combining Statements of Operations

	L-3 Holdings (Parent)	L-3 Communications	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated L-3
	(in millions)
Condensed Combining Statements of Operations:
For the year ended December 31, 2011:
Net sales	$—	$3,735	$7,573	$2,190	$(340)	$13,158
Cost of sales	57	3,335	6,853	1,868	(397)	11,716
Impairment charge	—	43	—	—	—	43

Operating (loss) income	(57)	357	720	322	57	1,399
Interest and other income (expense), net	—	14	(15)	4	(3)	—
Interest expense	23	201	1	5	(26)	204
Debt retirement charge	—	35	—	—	—	35

(Loss) income from continuing operations before income taxes	(80)	135	704	321	80	1,160
(Benefit) provision for income taxes	(20)	34	180	82	20	296
Equity in net income of consolidated subsidiaries	1,016	751	—	—	(1,767)	—

Income from continuing operations	956	852	524	239	(1,707)	864
Income from discontinued operations, net of income tax	—	104	—	—	—	104

Net income	956	956	524	239	(1,707)	968
Net income attributable to noncontrolling interests	—	—	—	—	12	12

Net income attributable to L-3	$956	$956	$524	$239	$(1,719)	$956

Comprehensive income attributable to L-3	$758	$758	$514	$218	$(1,490)	$758

For the year ended December 31, 2010:
Net sales	$—	$3,794	$7,908	$2,001	$(313)	$13,390
Cost of sales	73	3,310	7,193	1,715	(386)	11,905

Operating (loss) income	(73)	484	715	286	73	1,485
Interest and other income (expense), net	—	24	(1)	3	(5)	21
Interest expense	46	235	—	6	(51)	236
Debt retirement charge	—	18	—	—	—	18

(Loss) income from continuing operations before income taxes	(119)	255	714	283	119	1,252
(Benefit) provision for income taxes	(41)	87	244	97	41	428
Equity in net income of consolidated subsidiaries	1,033	645	—	—	(1,678)	—

Income from continuing operations	955	813	470	186	(1,600)	824
Income from discontinued operations, net of income tax	—	142	—	—	—	142

Net income	955	955	470	186	(1,600)	966
Net income attributable to noncontrolling interests	—	—	—	—	11	11

Net income attributable to L-3	$955	$955	$470	$186	$(1,611)	$955

Comprehensive income attributable to L-3	$865	$865	$497	$220	$(1,582)	$865

For the year ended December 31, 2009:
Net sales	$—	$3,846	$7,652	$1,935	$(286)	$13,147
Cost of sales	65	3,404	6,967	1,695	(351)	11,780

Operating (loss) income	(65)	442	685	240	65	1,367
Interest and other income, net	—	21	1	2	(5)	19
Interest expense	45	244	—	6	(50)	245
Debt retirement charge	—	10	—	—	—	10

(Loss) income from continuing operations before income taxes	(110)	209	686	236	110	1,131
(Benefit) provision for income taxes	(36)	69	227	78	36	374
Equity in net income of consolidated subsidiaries	975	607	—	—	(1,582)	—

Income from continuing operations	901	747	459	158	(1,508)	757
Income from discontinued operations, net of tax	—	154	—	—	—	154

Net income	901	901	459	158	(1,508)	911
Net income attributable to noncontrolling interests	—	—	—	—	10	10

Net income attributable to L-3	$901	$901	$459	$158	$(1,518)	$901

Comprehensive income attributable to L-3	$1,067	$1,067	$476	$206	$(1,749)	$1,067

Condensed Combining Statements of Cash Flows
Condensed Combining Statements of Cash Flows:
For the year ended December 31, 2011
Operating activities:
Net cash from operating activities from continuing operations	$1,157	$476	$792	$220	$(1,414)	$1,231

Investing activities:
Business acquisitions, net of cash acquired	—	(20)	—	—	—	(20)
Investments in L-3 Communications	(55)	—	—	—	55	—
Other investing activities	—	(84)	(75)	(20)	—	(179)

Net cash used in investing activities from continuing operations	(55)	(104)	(75)	(20)	55	(199)

Financing activities:
Proceeds from sale of senior notes	—	1,143	—	—	—	1,143
Redemption of senior subordinated notes and CODES	(11)	(1,150)	—	—	—	(1,161)
Common stock repurchased	(958)	—	—	—	—	(958)
Dividends paid on L-3 Holdings common stock	(188)	—	—	—	—	(188)
Dividends paid to L-3 Holdings	—	(1,157)	—	—	1,157	—
Investments from L-3 Holdings	—	55	—	—	(55)	—
Other financing activities	55	882	(717)	(447)	272	45

Net cash used in financing activities from continuing operations	(1,102)	(227)	(717)	(447)	1,374	(1,119)

Effect of foreign currency exchange rate changes on cash	—	—	—	(4)	—	(4)
Net increase in cash and cash equivalents of discontinued operations	—	248	—	—	—	248

Net (decrease) increase in cash	—	393	—	(251)	15	157
Cash and cash equivalents, beginning of the year	—	251	—	473	(117)	607

Cash and cash equivalents, end of the year	$—	$644	$—	$222	$(102)	$764

For the year ended December 31, 2010:
Operating activities:
Net cash from operating activities from continuing operations	$1,018	$302	$761	$230	$(1,041)	$1,270

Investing activities:
Business acquisitions, net of cash acquired	—	(756)	—	—	—	(756)
Investments in L-3 Communications	(116)	—	—	—	116	—
Other investing activities	—	(89)	(91)	(8)	—	(188)

Net cash used in investing activities from continuing operations	(116)	(845)	(91)	(8)	116	(944)

Financing activities:
Proceeds from sale of senior notes	—	797	—	—	—	797
Redemption of senior subordinated notes	—	(800)	—	—	—	(800)
Common stock repurchased	(834)	—	—	—	—	(834)
Dividends paid on L-3 Holdings common stock	(184)	—	—	—	—	(184)
Dividends paid to L-3 Holdings	—	(1,018)	—	—	1,018	—
Investments from L-3 Holdings	—	116	—	—	(116)	—
Other financing activities	116	751	(671)	(112)	20	104

Net cash used in financing activities from continuing operations	(902)	(154)	(671)	(112)	922	(917)

Effect of foreign currency exchange rate changes on cash	—	—	—	(7)	—	(7)
Net increase in cash and cash equivalents of discontinued operations	—	189	—	—	—	189

Net (decrease) increase in cash	—	(508)	(1)	103	(3)	(409)
Cash and cash equivalents, beginning of the year	—	759	1	370	(114)	1,016

Cash and cash equivalents, end of the year	$—	$251	$—	$473	$(117)	$607

For the year ended December 31, 2009:
Operating activities:
Net cash from operating activities from continuing operations	$670	$150	$819	$244	$(736)	$1,147

Investing activities:
Business acquisitions, net of cash acquired	—	(86)	—	—	—	(86)
Investments in L-3 Communications	(87)	—	—	—	87	—
Other investing activities	—	(66)	(96)	(14)	—	(176)

Net cash used in investing activities from continuing operations	(87)	(152)	(96)	(14)	87	(262)

Financing activities:
Proceeds from sale of senior notes	—	996	—	—	—	996
Repayment of borrowings under term loan facility	—	(650)	—	—	—	(650)
Redemption of senior subordinated notes	—	(750)	—	—	—	(750)
Common stock repurchased	(505)	—	—	—	—	(505)
Dividends paid on L-3 Holdings common stock	(165)	—	—	—	—	(165)
Dividends paid to L-3 Holdings	—	(670)	—	—	670	—
Investments from L-3 Holdings	—	87	—	—	(87)	—
Other financing activities	87	821	(724)	(114)	—	70

Net cash used in financing activities from continuing operations	(583)	(166)	(724)	(114)	583	(1,004)

Effect of foreign currency exchange rate changes on cash	—	—	—	19	—	19
Net increase in cash and cash equivalents of discontinued operations	—	249	—	—	—	249

Net increase (decrease) in cash	—	81	(1)	135	(66)	149
Cash and cash equivalents, beginning of the year	—	678	2	235	(48)	867

Cash and cash equivalents, end of the year	$—	$759	$1	$370	$(114)	$1,016

Description of Business (Details)	12 Months Ended
	Dec. 31, 2011 Segment	Jul. 17, 2012	Jul. 07, 2012
Description of Business (Textual)
Spin-off description		one share of Engility common stock for every six shares of L-3 common stock held on the record date	one share of Engility common stock for every six shares of L-3 common stock held on the record date
Number of segments	4

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accrued product warranty costs:
Balance at January 1	$ 92	$ 99
Acquisitions during this period		1
Accruals for product warranties issued during the period	77	62
Changes to accruals for product warranties existing before January 1	2	4
Foreign currency translation adjustments	(1)	(1)
Settlements made during the period	(76)	(73)
Balance at December 31	$ 94	$ 92

Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Summary of Significant Accounting Policies (Textual)
Percentage of sales accounted for under contract accounting standards	45.00%
Percentage of fixed-price type contracts	35.00%
Percentage of cost-plus type contracts	10.00%
Period of performance for contracts accounted for under the percentage-of-completion method of accounting, minimum	1 year
Goodwill impairment charge	$ 43
Estimated useful lives for identifiable intangible assets, Minimum	4
Estimated useful lives for identifiable intangible assets, Maximum	30
Buildings and improvements [Member]
Summary of Significant Accounting Policies (Textual)
Property, plant and equipment, estimated useful life, Minimum	10
Property, plant and equipment, estimated useful life, Maximum	40
Machinery, equipment, furniture and fixtures [Member]
Summary of Significant Accounting Policies (Textual)
Property, plant and equipment, estimated useful life, Minimum	3
Property, plant and equipment, estimated useful life, Maximum	10
Embedded derivative related to the CODES [Member]
Debt Instrument [Line Items]
Interest rate on debt instruments	3.00%

Acquisitions and Dispositions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Unaudited Pro Forma Statements of Operations Data
Pro forma net sales	$ 13,564	$ 13,579
Pro forma income from continuing operations, net of tax	836	787
Pro forma net income attributable to L-3	$ 967	$ 931
Pro forma diluted earnings per share from continuing operations	$ 7.15	$ 6.57
Pro forma diluted earnings per share	$ 8.36	$ 7.87

Acquisitions and Dispositions (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings classified within discontinued operations for Engility
Product and service revenues	$ 8	$ 4
Income from discontinued operations, net of tax	104	142	154
Less: Net income attributable to noncontrolling interests	3	2	1
Income from discontinued operations attributable to L-3	101	140	153
Engility [Member]
Earnings classified within discontinued operations for Engility
Product and service revenues	2,011	2,290	2,468
Operating income from discontinued operations before income taxes	199	265	289
Interest expense allocated to discontinued operations	31	33	34
Income from discontinued operations before income taxes	168	232	255
Income tax expense	64	90	101
Income from discontinued operations, net of tax	104	142	154
Less: Net income attributable to noncontrolling interests	3	2	1
Income from discontinued operations attributable to L-3	$ 101	$ 140	$ 153

Acquisitions and Dispositions (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 17, 2012 Engility [Member]	Dec. 31, 2011 Engility [Member]	Dec. 31, 2010 Engility [Member]
Assets
Current assets					$ 386	$ 409
Property, plant and equipment, net					13	14
Goodwill				1,225	1,225	1,225
Other assets					105	114
Total assets of discontinued operations	1,729	1,762	1,865		1,729	1,762
Liabilities
Accounts payable, trade					37	35
Other current liabilities					187	192
Current liabilities					224	227
Long-term liabilities					127	122
Total liabilities of discontinued operations	$ 351	$ 349			$ 351	$ 349

Acquisitions and Dispositions (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2011 Business	Dec. 31, 2010 Business	Dec. 31, 2009	Jul. 17, 2012	Jul. 07, 2012	Feb. 06, 2012	Oct. 28, 2011	Sep. 17, 2010	Jan. 30, 2009
Acquisitions and Dispositions (Textual)
Redemption of 6 3/8% Senior Subordinated Notes due 2015				$ 650
Aggregate purchase price of acquisition		18	755				210
Amount of goodwill recognized		19	533							56
Number of businesses acquired		2	4
Goodwill deductible for income tax purposes		14	474
Maximum contingent consideration related to acquisition								10	11
Fair value of the contingent consideration		16	9					7	9
Purchase price of acquisition of all outstanding stock of CSC										91
Net working capital adjustment (of which $6 million was for cash acquired)										7
Cash acquired										6
Certain tax benefits acquired										4
Amount of loss on sale of business		2	1
Transaction expense, discontinued operations		9
Transaction expense, after tax, discontinued operations		7
Repurchase of outstanding shares of common stock		958	834	505
Annual revenue from business		8	4
Service agreement period, minimum	2 months
Service agreement period, maximum	18 months
Spin-off description					one share of Engility common stock for every six shares of L-3 common stock held on the record date	one share of Engility common stock for every six shares of L-3 common stock held on the record date
Net cash distribution made by Engility	335
6 3/8% Senior Subordinated Notes due 2015 [Member]
Acquisitions and Dispositions (Textual)
Interest rate on debt instruments					6.38%
Redemption of 6 3/8% Senior Subordinated Notes due 2015	250
Engility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill		1,225	1,225		1,225
Interest expense allocated to discontinued operations		31	33	34
Acquisitions and Dispositions (Textual)
Annual revenue from business		2,011	2,290	2,468
Interest expense allocated to discontinued operations		$ 31	$ 33	$ 34

Contracts in Process (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of contracts in process
Unbilled contract receivables, gross	$ 2,667	$ 2,485
Unliquidated progress payments	(1,146)	(1,007)
Unbilled contract receivables, net	1,521	1,478
Inventoried contract costs, gross	909	882
Unliquidated progress payments	(79)	(96)
Inventoried contract costs, net	830	786
Total contracts in process	2,351	2,264
General & Administrative, Independent Research & Development and Bid and Proposal Costs
Amounts included in inventoried contract costs at beginning of the year	92	72	69
Add: IRAD and B&P costs incurred	327	321	305
Other G&A costs incurred	845	851	853
Total contract costs incurred	1,172	1,172	1,158
Less: Amounts charged to cost of sales	(1,178)	(1,152)	(1,155)
Amounts included in inventoried contract costs at end of the year	86	92	72
Selling, general and administrative expenses and research and development expenses
Selling, general and administrative expenses	298	279	248
Research and development expenses	73	68	59
Total	$ 371	$ 347	$ 307
Contracts In Process (Textual)
Percentage of unbilled contract receivables billed and collected within one year	92.00%
Percentage of incurred costs billed, minimum	75.00%
Percentage of incurred costs billed, maximum	80.00%

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories at Lower of Cost or Market
Raw materials, components and sub-assemblies	$ 121	$ 114
Work in process	143	130
Finished goods	53	59
Total	$ 317	$ 303

Goodwill and Identifiable Intangible Assets (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y Employee	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011
Goodwill
Beginning balance	$ 7,505	$ 6,965
Business acquisitions	27	530
Impairment loss	(43)
Sale of a business		(2)
Foreign currency translation adjustment	(17)	12
Ending balance	7,472	7,505	6,965
Identifiable Intangible Assets
Weighted Average Amortization Period (in years)	18
Gross Carrying Amount	598	593
Accumulated Amortization	290	236
Net Carrying Amount	308	357
Amortization expense
Amortization expense	54	46	41
Estimated amortization expense
Estimated amortization expense, 2012	42
Estimated amortization expense, 2013	35
Estimated amortization expense, 2014	36
Estimated amortization expense, 2015	31
Estimated amortization expense, 2016	26
Goodwill and Identifiable Intangible Assets (Textual)
Approximate number of employees	52,000
Total goodwill related to business acquisitions	27	530
Goodwill related to business acquisitions during current year	19
Goodwill related to earn-outs from certain business acquisitions	3
Goodwill related to final purchase price allocation adjustments	5
Sale of a business		(2)
Amount of goodwill not recoverable				105
Goodwill impairment charge	43
Goodwill impairment charge after income taxes	42
Goodwill impairment charge per share	$ 0.4
Accumulated goodwill impairment losses	58	15
Customer contractual relationships [Member]
Identifiable Intangible Assets
Weighted Average Amortization Period (in years)	20
Gross Carrying Amount	422	422
Accumulated Amortization	192	156
Net Carrying Amount	230	266
Technology [Member]
Identifiable Intangible Assets
Weighted Average Amortization Period (in years)	11
Gross Carrying Amount	149	145
Accumulated Amortization	87	72
Net Carrying Amount	62	73
Other [Member]
Identifiable Intangible Assets
Weighted Average Amortization Period (in years)	15
Gross Carrying Amount	27	26
Accumulated Amortization	11	8
Net Carrying Amount	16	18
C3ISR [Member]
Goodwill
Beginning balance	868	870
Business acquisitions	3
Foreign currency translation adjustment		(2)
Segment reclassification	(74)
Ending balance	797	868
Goodwill and Identifiable Intangible Assets (Textual)
Total goodwill related to business acquisitions	3
Electronic Systems [Member]
Goodwill
Beginning balance	4,405	3,842
Business acquisitions	22	530
Impairment loss	(43)
Sale of a business		(2)
Foreign currency translation adjustment	(12)	1
Segment reclassification	168	(34)
Ending balance	4,540	4,405
Goodwill and Identifiable Intangible Assets (Textual)
Total goodwill related to business acquisitions	22	530
Sale of a business		(2)
Goodwill impairment charge	43
AM&M [Member]
Goodwill
Beginning balance	1,172	1,158
Business acquisitions	2
Foreign currency translation adjustment	(5)	14
Ending balance	1,169	1,172
Goodwill and Identifiable Intangible Assets (Textual)
Total goodwill related to business acquisitions	2
NSS [Member]
Goodwill
Beginning balance	1,060	1,095
Foreign currency translation adjustment		(1)
Segment reclassification	(94)	34
Ending balance	$ 966	$ 1,060

Other Current Liabilities and Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Oct. 28, 2011	Dec. 31, 2010	Sep. 17, 2010
Other Current Liabilities:
Accruals for pending and threatened litigation (see Note 19)	$ 23		$ 19
Accrued product warranty costs	90		86
Estimated costs in excess of estimated contract value to complete contracts in process in a loss position	76		93
Accrued interest	59		75
Deferred revenues	43		27
Other	97		75
Total other current liabilities	388		375
Other Liabilities:
Non-current income taxes payable (see Note 17)	149		201
Deferred compensation	40		38
Accrued workers' compensation	54		55
Estimated contingent purchase price payable for acquired businesses	16	7	9	9
Notes payable and capital lease obligations	10		10
Accrued product warranty costs	4		6
Other	86		94
Total other liabilities	$ 359		$ 413

Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Land	$ 61	$ 61
Buildings and improvements	368	362
Machinery, equipment, furniture and fixtures	1,347	1,250
Leasehold improvements	292	267
Gross property, plant and equipment	2,068	1,940
Accumulated depreciation and amortization	(1,147)	(1,031)
Property, plant and equipment, net	$ 921	$ 909

Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of debt and reconciliation to carrying amount
Borrowings under Revolving Credit Facility	$ 3	$ 17
Less: Current portion of long-term debt		(11)
Carrying amount of long-term debt	4,125	4,126
L-3 Holdings (Parent) [Member]
Components of debt and reconciliation to carrying amount
3% Convertible Contingent Debt Securities due 2035	689	700
Principal amount of long-term debt	4,139	4,150
Less: Unamortized discounts	(14)	(13)
Carrying amount of long-term debt	4,125	4,137
Less: Current portion of long-term debt		(11)
Carrying amount of long-term debt	689	687
L-3 Communications [Member]
Components of debt and reconciliation to carrying amount
Borrowings under Revolving Credit Facility
3.95% Senior Notes due 2016	500
5.20% Senior Notes due 2019	1,000	1,000
4.75% Senior Notes due 2020	800	800
4.95% Senior Notes due 2021	650
Subtotal	3,450	3,450
Less: Current portion of long-term debt		(11)
Carrying amount of long-term debt	4,125	4,126
5 7/8% Senior Subordinated Notes due 2015 [Member] | L-3 Communications [Member]
Components of debt and reconciliation to carrying amount
Senior Subordinated Notes due 2015		650
6 3/8% Senior Subordinated Notes due 2015 [Member] | L-3 Communications [Member]
Components of debt and reconciliation to carrying amount
Senior Subordinated Notes due 2015	$ 500	$ 1,000

Debt (Details 1) (L-3 Communications [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
3.95% Senior Notes due 2016 [Member]
Information regarding outstanding Senior Subordinated Note
Date of Issuance	November 22, 2011
Amount Issued	$ 500
Discount	4
Net Cash Proceeds	491
Effective Interest Rate	4.11%
Redemption at Treasury Rate	0.50%
5.20% Senior Notes due 2019 [Member]
Information regarding outstanding Senior Subordinated Note
Date of Issuance	October 2, 2009
Amount Issued	1,000
Discount	4
Net Cash Proceeds	987
Effective Interest Rate	5.25%
Redemption at Treasury Rate	0.30%
4.75% Senior Notes due 2020 [Member]
Information regarding outstanding Senior Subordinated Note
Date of Issuance	May 21, 2010
Amount Issued	800
Discount	3
Net Cash Proceeds	790
Effective Interest Rate	4.79%
Redemption at Treasury Rate	0.25%
4.95% Senior Notes due 2021 [Member]
Information regarding outstanding Senior Subordinated Note
Date of Issuance	February 7, 2011
Amount Issued	650
Discount	4
Net Cash Proceeds	$ 639
Effective Interest Rate	5.02%
Redemption at Treasury Rate	0.25%

Debt (Details 2) (L-3 Communications [Member], USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 22, 2011 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 5 7/8% Senior Subordinated Notes due 2015 [Member]	Mar. 09, 2011 5 7/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 6 1/8% Senior Subordinated Notes due 2014 [Member]	Jun. 21, 2010 6 1/8% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 6 1/8% Senior Subordinated Notes due 2013 [Member]	Jul. 15, 2010 6 1/8% Senior Subordinated Notes due 2013 [Member]	Dec. 31, 2011 7 5/8% Senior Subordinated Notes due 2012 [Member]	Nov. 02, 2009 7 5/8% Senior Subordinated Notes due 2012 [Member]
Redemptions of Senior Subordinated Notes
Redemption Date	Dec 22, 2011		Mar 9, 2011		Jun 21, 2010		Jul 15, 2010		Nov 2, 2009
Principal Amount Redeemed	$ 500	$ 500		$ 650		$ 400		$ 400		$ 750
Debt Retirement Charge	$ 17		$ 18		$ 13		$ 5		$ 10
Redemption Price % of Principal	102.13%		101.96%		102.04%		101.02%		101.27%

Debt (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Additional information related to Convertible Contingent Debt Securities
Carrying amount of the equity component (conversion feature)	$ 64	$ 64
Unamortized discount of liability component amortized through February 1, 2011		2
Net carrying amount of liability component	$ 689	$ 698

Debt (Details Textual) (USD $)	12 Months Ended				12 Months Ended			6 Months Ended	12 Months Ended								12 Months Ended			1 Months Ended												12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended
	Dec. 31, 2011	Feb. 03, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 6 3/8% Senior Subordinated Notes due 2015 [Member]	Jul. 17, 2012 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 Embedded derivative related to the CODES [Member]	Jul. 31, 2011 L-3 Holdings (Parent) [Member]	Dec. 31, 2011 L-3 Holdings (Parent) [Member]	Dec. 31, 2010 L-3 Holdings (Parent) [Member]	Jul. 29, 2005 L-3 Holdings (Parent) [Member]	Dec. 31, 2011 L-3 Holdings (Parent) [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Holdings (Parent) [Member] Embedded derivative related to the CODES [Member]	Feb. 02, 2011 L-3 Holdings (Parent) [Member] Embedded derivative related to the CODES [Member]	Jan. 31, 2011 L-3 Holdings (Parent) [Member] Embedded derivative related to the CODES [Member]	Dec. 31, 2010 L-3 Holdings (Parent) [Member] Embedded derivative related to the CODES [Member]	Dec. 31, 2011 L-3 Communications [Member]	Feb. 03, 2012 L-3 Communications [Member]	Dec. 31, 2010 L-3 Communications [Member]	Feb. 03, 2012 L-3 Communications [Member] Minimum [Member]	Feb. 03, 2012 L-3 Communications [Member] Maximum [Member]	Dec. 31, 2011 L-3 Communications [Member] 5 7/8% Senior Subordinated Notes due 2015 [Member]	Mar. 09, 2011 L-3 Communications [Member] 5 7/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Communications [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 22, 2011 L-3 Communications [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Communications [Member] 6 1/8% Senior Subordinated Notes due 2014 [Member]	Jun. 21, 2010 L-3 Communications [Member] 6 1/8% Senior Subordinated Notes due 2014 [Member]	Dec. 31, 2011 L-3 Communications [Member] 6 1/8% Senior Subordinated Notes due 2013 [Member]	Jul. 15, 2010 L-3 Communications [Member] 6 1/8% Senior Subordinated Notes due 2013 [Member]	Dec. 31, 2011 L-3 Communications [Member] 7 5/8% Senior Subordinated Notes due 2012 [Member]	Nov. 02, 2009 L-3 Communications [Member] 7 5/8% Senior Subordinated Notes due 2012 [Member]	Dec. 31, 2011 L-3 Communications [Member] 3.95% Senior Notes due 2016 [Member]	Dec. 31, 2010 L-3 Communications [Member] 3.95% Senior Notes due 2016 [Member]	Dec. 31, 2011 L-3 Communications [Member] 4.75% Senior Notes due 2020 [Member]	Dec. 31, 2010 L-3 Communications [Member] 4.75% Senior Notes due 2020 [Member]	Dec. 31, 2011 L-3 Communications [Member] 4.95% Senior Notes due 2021 [Member]	Dec. 31, 2010 L-3 Communications [Member] 4.95% Senior Notes due 2021 [Member]	Dec. 31, 2011 L-3 Communications [Member] Notes due 2015 [Member] 5 7/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2010 L-3 Communications [Member] Notes due 2015 [Member] 5 7/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Communications [Member] Notes due 2015 [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2010 L-3 Communications [Member] Notes due 2015 [Member] 6 3/8% Senior Subordinated Notes due 2015 [Member]	Dec. 31, 2011 L-3 Communications [Member] 5.20% Senior Notes due 2019 [Member]	Dec. 31, 2010 L-3 Communications [Member] 5.20% Senior Notes due 2019 [Member]	Oct. 07, 2009 L-3 Communications [Member] 5.20% Senior Notes due 2019 [Member]
Debt (Textual)
Interest rate on senior notes						6.38%	3.00%						3.00%		3.00%	3.00%										6.13%		6.13%		7.63%		3.95%	3.95%	4.75%	4.75%	4.95%	4.95%	5.88%	5.88%	6.38%	6.38%	5.20%	5.20%
Outstanding letters of credit	$ 3,000,000		$ 17,000,000																																									$ 650,000,000
Base rate above the latest federal funds rate																		0.50%
Base rate above a Eurodollar rate																		1.00%
Applicable spread on base rate option																				0.25%	1.00%
Applicable spread on Eurodollar rate option																				1.25%	2.00%
Commitment fees calculated on the daily amounts of the available unused commitments																				0.15%	0.33%
Letter of credit fees for performance and commercial letters of credit																				0.68%	1.20%
Letter of credit fees for financial letters of credit																				1.25%	2.00%
Principal Amount Redeemed																							650,000,000	500,000,000	500,000,000		400,000,000		400,000,000		750,000,000	500,000,000		800,000,000		650,000,000						1,000,000,000
Effective interest rate															6.33%																	4.11%		4.79%		5.02%						5.25%
Net cash proceeds after deducting the discounts, commissions and estimated expenses																																491,000,000		790,000,000		639,000,000						987,000,000
Redemption price as percentage of principal amount					100.00%												100.00%
Senior notes redemption price												101.00%										101.96%		102.13%		102.04%		101.02%		101.27%
Sale of 3% Convertible Contingent Debt Securities by L-3 Holdings											700,000,000
Interest expense recognized									23,000,000	43,000,000
Conversion rate of CODES, shares									10.3644
Current convertible common stock price													$ 115.78
Cash redemption price in CODES									equal to 100% of the principal amount
Repurchases by the holders of the CODES														11,000,000
Repurchased codes that have been classified as current liability										11,000,000
Remaining CODES that have been classified as long-term debt									689,000,000	689,000,000
Percentage of average trading price of one thousand dollars in principal amount of CODES for contingent interest payable									0.25%
Number of trading days ending on the second trading day preceding the first day of the applicable six-month interest period								5 days
Available borrowings under revolving credit facility	997,000,000		983,000,000
Total aggregate borrowings under revolving credit facility		1,000,000,000
Length of credit facility	3 years
Uncommitted incremental revolving facilities and additional term loan facilities		500,000,000
Conversion price of L-3 Holdings' CODES	$ 96.48		$ 98.94	$ 100.14
Excess of current common stock price over common stock conversion price	120.00%
Number of trading days for conversion, minimum	20 days
Number of consecutive trading-day period ending on the last trading day of the previous fiscal quarter	30 days
Maximum number of calendar days for purchase of common stock	45 days
Number of trading days preceding the declaration date for distribution	10 days
Percentage exceeding per share value of the closing price	10.00%
Percentage of average closing price	98.00%
Settlement amount upon conversion of the CODES	1,000
Number of consecutive business-day period	5 days
Number of consecutive trading-day period	5 days
Number of trading days in the conversion period	20 days
Portion of conversion rate	0.05
Payment period of contingent interest	6 months
Maximum consolidated leverage ratio under revolving credit facility covenants	less than or equal to 4.0 to 1.0
Minimum consolidated interest coverage ratio under revolving credit facility covenants	greater than or equal to 3.0 to 1.0
Maximum consolidated senior leverage ratio under revolving credit facility covenants	less than or equal to 3.5 to 1.0
Maximum redemption or maturity period after maturity date of existing notes	91 days or less
Minimum fixed charge coverage ratio under senior subordinated notes indentures covenants	at least 2.0 to 1.0
Maximum aggregate amount of other dividends, redemptions and investments	2,000,000,000
Percentage of consolidated net income (or deficit) of L-3 Communications for the quarter	50.00%
Percentage of proceeds from issuance of capital stock	100.00%
Percentage of proceeds from issuance of indebtedness	100.00%
Ability to incur additional indebtedness under the fixed charge coverage ratio test	at least one dollar
Minimum aggregate amount of indebtedness, swap contracts or guarantees to trigger cross default provisions	50,000,000
Maximum days to cure defaults triggering cross default provisions	10 days
Minimum aggregate principal amount of senior subordinated notes accelerated to trigger cross default provisions	10,000,000
Minimum aggregate amount of senior notes accelerated to trigger cross default provisions	100,000,000
Change in the fair value of the embedded derivative	$ 0		$ 0	$ 0

Equity (Details) (USD $)	2 Months Ended	12 Months Ended
	Feb. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2011	Apr. 26, 2011
Equity (Textual)
Repurchase of additional outstanding shares					$ 1,000,000,000
Additional amount of shares authorized to be repurchased						1,500,000,000
Number of common shares repurchased	934,086	13,300,000
Average price per share of repurchased shares	$ 69.68	$ 72.17
Aggregate amount of repurchased shares	65,000,000	958,000,000	834,000,000	505,000,000
Remaining value under share repurchase program		$ 1,134,000,000

Fair Value Measurements (Details) (Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Level 1 [Member]
Assets
Cash and cash equivalents	$ 725	$ 347
Total Assets	725	347
Level 2 [Member]
Assets
Derivatives (foreign currency forwards contracts)	10	22
Total Assets	10	22
Liabilities
Derivatives (foreign currency forwards contracts)	9	5
Level 3 [Member]
Assets
Cash and cash equivalents
Derivatives (foreign currency forwards contracts)
Total Assets
Liabilities
Derivatives (foreign currency forwards contracts)

Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying amounts and estimated fair values of the Company's financial instruments
Senior notes, Carrying Amount	$ 2,938	$ 1,794
Senior notes, Estimated Fair Value	2,940	1,810
Senior subordinated notes, Carrying Amount	498	1,645
Senior subordinated notes, Estimated Fair Value	513	1,691
CODES, Carrying Amount	689	698
CODES, Estimated Fair Value	658	701
Carrying Amount [Member]
Carrying amounts and estimated fair values of the Company's financial instruments
Foreign currency forward contracts	1	17
Estimated Fair Value [Member]
Carrying amounts and estimated fair values of the Company's financial instruments
Foreign currency forward contracts	$ 1	$ 17

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	$ 335
Derivative Financial Instruments (Textual)
Estimated net amount of existing gains (losses) expected to be reclassified into income within the next 12 months	(5)
Other Current Assets [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	4	13
Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets
Other Assets [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	6	9
Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets
Other Current Liabilities [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities	9	5
Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Other Liabilities [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Foreign currency forward contracts [Member] | Other Current Assets [Member] | Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	3	11
Foreign currency forward contracts [Member] | Other Current Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	1	2
Foreign currency forward contracts [Member] | Other Assets [Member] | Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	5	8
Foreign currency forward contracts [Member] | Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, assets	1	1
Foreign currency forward contracts [Member] | Other Current Liabilities [Member] | Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities	8	2
Foreign currency forward contracts [Member] | Other Current Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities	1	3
Foreign currency forward contracts [Member] | Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Foreign currency forward contracts [Member] | Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Fair values and the location of the Company's derivative instruments in the consolidated balance sheets
Total derivative instruments, liabilities
Canadian dollar [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	211
U.S. dollar [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	58
British pound [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	35
Euro [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	30
Other [Member]
Notional amounts of the Company's outstanding foreign currency forward contracts by currency
Notional amount of foreign currency forward contracts	$ 1

Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Changes in the accumulated other comprehensive (loss) income balances, net of related tax effects
Foreign currency translation, Beginning balance	$ 161		$ 155		$ 38
Foreign currency translation, Period change	(28)		6		117
Foreign currency translation, Ending balance	133		161		155
Unrealized gains (losses) on hedging instruments, Beginning balance	10		5		5
Unrealized gains (losses) on hedging instruments, Period change	(10)	[1]	5	[1]
Unrealized gains (losses) on hedging instruments, Ending balance			10		5
Unrecognized gains (losses) and prior service cost, net, Beginning balance	(427)		(326)		(375)
Unrecognized gains (losses) and prior service cost, net, Period change	(160)		(101)		49
Unrecognized gains (losses) and prior service cost, net, Ending balance	(587)		(427)		(326)
Total accumulated other comprehensive (loss) income, Beginning balance	(454)		(256)		(166)	(332)
Total accumulated other comprehensive (loss) income, Period change	(198)		(90)		166
Total accumulated other comprehensive (loss) income, Ending balance	$ (454)		$ (256)		$ (166)	$ (332)

[1]	Net of income tax benefit of $7 in 2011, and income taxes of $4 in 2010

L-3 Holdings' Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of net income:
Net income	$ 277	$ 238	$ 246	$ 207	$ 272	$ 241	$ 231	$ 222	$ 968	$ 966	$ 911
Net income from continuing operations attributable to noncontrolling interests									(9)	(9)	(9)
Less income attributable to noncontrolling interests									(3)	(2)	(1)
Net income allocable to participating securities									(2)	(5)	(8)
Net income allocable to L-3 Holdings' common shareholders									954	950	893
Amounts allocable to L-3 Holdings' common shareholders:
Continuing operations									853	810	740
Discontinued operations, net of income tax									101	140	153
Net income allocable to L-3 Holdings' common shareholders									$ 954	$ 950	$ 893
Basic:
Weighted average common shares outstanding									104.4	114.3	116.8
Basic earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 2.52	$ 2.05	$ 2.02	$ 1.62	$ 2.06	$ 1.74	$ 1.65	$ 1.65	$ 8.17	$ 7.09	$ 6.34
Discontinued operations, net of tax									$ 0.97	$ 1.22	$ 1.31
Basic earnings per share	$ 2.75	$ 2.27	$ 2.28	$ 1.87	$ 2.38	$ 2.08	$ 1.97	$ 1.89	$ 9.14	$ 8.31	$ 7.65
Common and potential common shares:
Weighted average common shares outstanding									104.4	114.3	116.8
Assumed purchase of common shares for treasury									(2.9)	(3.8)	(3.7)
Assumed conversion of the CODES
Common and potential common shares									105.6	115.1	117.4
Diluted earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 2.49	$ 2.02	$ 2	$ 1.61	$ 2.05	$ 1.73	$ 1.63	$ 1.63	$ 8.08	$ 7.04	$ 6.3
Discontinued operations, net of tax									$ 0.95	$ 1.21	$ 1.31
Diluted earnings per share	$ 2.72	$ 2.24	$ 2.26	$ 1.85	$ 2.37	$ 2.07	$ 1.95	$ 1.87	$ 9.03	$ 8.25	$ 7.61
L-3 Holdings' Earnings Per Share (Textual)
Conversion price of L-3 Holdings' CODES	$ 96.48				$ 98.94				$ 96.48	$ 98.94	$ 100.14
Shares excluded from computation of diluted earnings per share									3.2	2.8	3
Assumed exercise of stock options [Member]
Common and potential common shares:
Common and potential common shares									2	2.7	3.5
Unvested restricted stock awards [Member]
Common and potential common shares:
Common and potential common shares									1.8	1.3	0.4
Employee stock purchase plan contributions [Member]
Common and potential common shares:
Common and potential common shares									0.2	0.5	0.4
Performance unit awards [Member]
Common and potential common shares:
Common and potential common shares									0.1	0.1

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income from continuing operations before income taxes
Domestic	$ 897	$ 1,028	$ 956
Foreign	263	224	175
Income from continuing operations before income taxes	$ 1,160	$ 1,252	$ 1,131

Income Taxes (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax provision:
Federal	$ 77	$ 240	$ 220
State and local	26	25	47
Foreign	69	54	38
Subtotal	172	319	305
Deferred income tax provision:
Federal	97	72	61
State and local	15	27	3
Foreign	12	10	5
Subtotal	124	109	69
Total provision for income taxes	$ 296	$ 428	$ 374

Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the statutory federal income tax rate to the effective income tax rate on continuing operations
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	2.20%	2.70%	3.10%
Foreign income taxes	(2.60%)	(1.10%)	(1.10%)
Manufacturing benefits	(1.60%)	(1.60%)	(0.90%)
Research and experimentation and other tax credits	(1.10%)	(1.20%)	(1.50%)
Resolution of tax contingencies	(7.70%)	(0.80%)	(2.20%)
Goodwill impairment	1.20%
Other, net	0.10%	1.20%	0.70%
Effective income tax rate on continuing operations	25.50%	34.20%	33.10%

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Inventoried costs	$ 34	$ 26
Compensation and benefits	100	88
Pension and postretirement benefits	379	337
Loss carryforwards	18	13
Tax credit carryforwards	10	8
Other	68	84
Gross deferred tax assets	609	556
Less: valuation allowance	(14)	(3)
Net deferred tax assets	595	553
Deferred tax liabilities:
Goodwill and other intangible assets	593	530
Income recognition on contracts in process	47	36
Property, plant and equipment	97	62
Other	61	34
Gross deferred tax liabilities	798	662
Total net deferred tax liabilities	$ (203)	$ (109)

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Classification of deferred tax assets and liabilities
Current deferred tax assets	$ 132	$ 150
Non-current deferred tax liabilities	(335)	(259)
Total net deferred tax liabilities	$ (203)	$ (109)

Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the change in unrecognized income tax benefits, excluding interest and penalties
Balance at January 1	$ 195	$ 185	$ 160
Additions for tax positions related to the current year	9	8	10
Additions for tax positions related to prior years	33	49	48
Reductions for tax positions related to prior years	(13)	(47)
Reductions for tax positions related to settlements with taxing authorities	(5)		(2)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(76)		(31)
Balance at December 31	$ 143	$ 195	$ 185

Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textual)
Tax credit carry forwards	$ 10
Expected state net operating losses to be utilized	87
Expected foreign net operating losses to be utilized	2
Unrecognized tax benefits	143	195	185	160
Unrecognized tax benefits that would reduce the effective income tax rate	75
Anticipated decrease in unrecognized tax benefits over the next 12 months (approximately)	26
Change in previously accrued income tax expense related to audits	(12)
Change in previously accrued income tax expense related to tax returns	(81)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(76)		(31)
Accrued potential interest included within current and non-current income taxes payable	11	21
Accrued potential interest included within current and non-current income taxes payable, after income taxes	7	12
Potential penalties	8	9
Expense (benefit) for interest related items included in income tax expense	6	0.3	3
Undistributed earnings of non-U.S. companies	288
Capital loss carryforwards	20
Deferred tax asset related to capital loss carryforwards	7
State [Member]
Income Taxes (Textual)
Net operating loss carryforwards	95
Foreign [Member]
Income Taxes (Textual)
Net operating loss carryforwards	$ 20

Stock-Based Compensation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock based compensation
Total before income taxes	$ 64	$ 79	$ 79
Income taxes	24	27	29
Total after income taxes	40	52	50
Less: Stock based compensation recorded in discontinued operations	4	6	6
Total after income taxes, continuing operations	36	46	44
Stock Options [Member]
Stock based compensation
Stock based compensation	11	12	16
Restricted Stock Units [Member]
Stock based compensation
Stock based compensation	48	52	42
Performance Units [Member]
Stock based compensation
Stock based compensation	5	3	9
Employee Stock Purchase Plan [Member]
Stock based compensation
Stock based compensation		$ 12	$ 12

Stock-Based Compensation (Details 1) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Company's stock option activity and changes
Outstanding at January 1, 2011, Number of Options, Beginning Balance	4,562,100
Outstanding at January 1, 2011, Weighted Average Exercise Price, Beginning Balance	$ 78.27
Outstanding at January 1, 2011, Weighted Average Remaining Contractual Term, Beginning Balance	6.2
Outstanding at January 1, 2011, Aggregate Intrinsic Value, Beginning Balance	$ 15
Options granted, Number of Options	694,800
Options granted, Weighted Average Exercise Price	$ 80.17
Options exercised, Number of Options	(387,600)
Options exercised, Weighted Average Exercise Price	$ 59.29
Options forfeited, Number of Options	(245,700)
Options forfeited, Weighted Average Exercise Price	$ 89.54
Outstanding at December 31, 2011, Number of Options, Ending Balance	4,623,600
Outstanding at December 31, 2011, Weighted Average Exercise Price, Ending Balance	$ 79.55
Outstanding at December 31, 2011, Weighted Average Remaining Contractual Term, Ending Balance	5.9
Outstanding at December 31, 2011, Aggregate Intrinsic Value, Ending Balance	8
Vested and Expected to Vest at December 31, 2011, Number of Options	4,584,600
Vested and Expected to Vest at December 31, 2011, Weighted Average Exercise Price	$ 79.52
Vested and Expected to Vest at December 31, 2011, Weighted Average Remaining Contractual Term	5.8
Vested and Expected to Vest at December 31, 2011, Aggregate Intrinsic Value	8
Exercisable at December 31, 2011, Number of Options	3,407,500
Exercisable at December 31, 2011, Weighted Average Exercise Price	$ 78.67
Exercisable at December 31, 2011, Weighted Average Remaining Contractual Term	4.9
Exercisable at December 31, 2011, Aggregate Intrinsic Value	$ 8

Stock-Based Compensation (Details 2)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock Options [Member]
Weighted average assumptions in valuation model
Expected holding period (in years)	5.2	4.7	4.6
Expected volatility	26.40%	26.20%	26.20%
Expected dividend yield	2.80%	2.20%	2.40%
Risk-free interest rate	2.20%	2.30%	2.50%
TSR [Member]
Weighted average assumptions in valuation model
Expected volatility	25.00%	27.90%
Expected dividend yield	2.70%	2.70%
Risk-free interest rate	0.30%	0.10%

Stock-Based Compensation (Details 3) (USD $)	12 Months Ended
Dec. 31, 2011
Company's nonvested restricted stock unit awards
Balance at January 1, 2011, Number of Shares, Beginning Balance	1,733,700
Balance at January 1, 2011, Weighted Average Grant Date Fair Value, Beginning Balance	$ 85.41
Granted, Number of Shares	688,000
Granted, Weighted Average Grant Date Fair Value	$ 80.17
Vested, Number of Shares	(444,400)
Vested, Weighted Average Grant Date Fair Value	$ 98.01
Forfeited, Number of Shares	(153,000)
Forfeited, Weighted Average Grant Date Fair Value	$ 80.86
Balance at December 31, 2011, Number of Shares, Ending Balance	1,824,300
Balance at December 31, 2011, Weighted Average Grant Date Fair Value, Ending Balance	$ 80.74

Stock-Based Compensation (Details 4) (USD $)	12 Months Ended
Dec. 31, 2011
Company's performance unit awards based on expected performance
Balance at January 1, 2011, Number of Shares, Beginning Balance	1,733,700
Balance at January 1, 2011, Weighted Average Grant Date Fair Value, Beginning Balance	$ 85.41
Granted, Number of Shares	688,000
Granted, Weighted Average Grant Date Fair Value	$ 80.17
Vested, Number of Shares	(444,400)
Vested, Weighted Average Grant Date Fair Value	$ 98.01
Forfeited, Number of Shares	(153,000)
Forfeited, Weighted Average Grant Date Fair Value	$ 80.86
Balance at December 31, 2011, Number of Shares, Ending Balance	1,824,300
Balance at December 31, 2011, Weighted Average Grant Date Fair Value, Ending Balance	$ 80.74
TSR [Member]
Company's performance unit awards based on expected performance
Balance at January 1, 2011, Number of Shares, Beginning Balance	7,800
Balance at January 1, 2011, Weighted Average Grant Date Fair Value, Beginning Balance	$ 117.13
Granted, Number of Shares	40,900
Granted, Weighted Average Grant Date Fair Value	$ 110.82
Increase due to expected performance, Number of Units	11,900
Increase due to expected performance, Weighted Average Grant Date Fair Value	$ 108.51
Forfeited, Number of Shares	(100)
Forfeited, Weighted Average Grant Date Fair Value	$ 114.77
Balance at December 31, 2011, Number of Shares, Ending Balance	60,500
Balance at December 31, 2011, Weighted Average Grant Date Fair Value, Ending Balance	$ 111.19
EPS [Member]
Company's performance unit awards based on expected performance
Balance at January 1, 2011, Number of Shares, Beginning Balance	88,100
Balance at January 1, 2011, Weighted Average Grant Date Fair Value, Beginning Balance	$ 80.24
Granted, Number of Shares	40,900
Granted, Weighted Average Grant Date Fair Value	$ 80.17
Increase due to expected performance, Number of Units	8,800
Increase due to expected performance, Weighted Average Grant Date Fair Value	$ 56.51
Vested, Number of Shares	(69,300)
Vested, Weighted Average Grant Date Fair Value	$ 73.61
Forfeited, Number of Shares	(2,100)
Forfeited, Weighted Average Grant Date Fair Value	$ 77.4
Balance at December 31, 2011, Number of Shares, Ending Balance	66,400
Balance at December 31, 2011, Weighted Average Grant Date Fair Value, Ending Balance	$ 84.07

Stock-Based Compensation (Details Textual) (USD $)	12 Months Ended					12 Months Ended									1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 2008 Long Term Performance Plan [Member]	Dec. 31, 2011 2008 Directors Stock Incentive Plan [Member]	Dec. 31, 2011 Stock Options [Member] Y	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 Restricted Stock Units [Member] Y	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2009 Restricted Stock Units [Member]	Dec. 31, 2011 Performance Units [Member] Y	Dec. 31, 2010 Performance Units [Member]	Dec. 31, 2009 Performance Units [Member]	Jan. 31, 2012 2009 Employee Stock Purchase Plan [Member]	Jul. 31, 2011 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 2009 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 2009 Employee Stock Purchase Plan [Member]
Stock-Based Compensation (Textual)
Maximum number of shares of L-3 Holdings common stock that may be issued pursuant to "incentive" stock option awards				3,000,000
Maximum number of shares of L-3 Holdings common stock that may be issued pursuant to all awards granted during a calendar year to an individual				500,000
Percentage of total outstanding shares of common stock that may be issued in respect to performance based awards				5.00%
Maximum number of shares authorized for issuance under the amendment				12,200,000	300,000												5,500,000
Maximum number of shares of L-3 Holdings common stock may be issued pursuant to "full value" awards under the amendment				6,300,000
Shares of L-3 Holdings common stock available to be awarded	2,600,000			237,852
Expiration period of stock options granted from date of grant						10 years
Vesting period						3 years			3 years
Weighted average grant date fair value of stock options						$ 15.54	$ 18.41	$ 14.67
Intrinsic value of stock options exercised						$ 8,000,000	$ 30,000,000	$ 12,000,000
Unrecognized compensation costs related to stock awards						14,000,000			60,000,000			5,000,000
Unrecognized compensation costs related to equity awards after income taxes						9,000,000			36,000,000			3,000,000
Weighted average remaining period for recognition of unrecognized costs related to equity awards						1.3			1.3			1.7
Actual income tax benefit realized related to compensation deductions arising from the exercise of stock options						3,000,000	10,000,000	5,000,000
Age of retirement eligible employees									65
Length of service after grant date									1 year			3 years	3 years	2 years 6 months
Vesting period of units granted for non-employee directors									1 year
Weighted average grant date fair value	$ 80.17								$ 80.17	$ 90.23	$ 74.02	$ 95.5	$ 105.14	$ 87.18
Length of service for retirement eligible employees, Minimum									at least five years
Fair value of restricted stock unit awards vested									35,000,000	31,000,000	23,000,000
Minimum payout range												0.00%
Maximum payout range												200.00%
Total performance units earned												69,263
Fair market value of total performance units earned as of their vesting date												5,000,000
Term of plans																	eligible employees are offered options to purchase shares of L-3 Holdings' common stock at the end of each six-month offering period at 85% of fair market value (or 95% of fair market value for offering periods beginning on or after January 1, 2011) based on the average of the highest and lowest sales prices for the stock on the purchase date.
Offering period to purchase shares																	6 months
Percentage of fair market value for offering periods																	95.00%	85.00%
Share purchases funded through payroll deductions up to a maximum percentage																	10.00%
Share purchases funded through payroll deductions up to a maximum value																	$ 21,250
Issued shares under the ESPP, shares															400,000	300,000
Issued shares under the ESPP, value															$ 63.59	$ 83.26
Employee discount on the purchase of common stock		5.00%	15.00%

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Agreement	Dec. 31, 2010	Dec. 31, 2009	Mar. 09, 2010	Mar. 31, 2006	Jul. 01, 2004
Future minimum payments under non-cancelable operating leases
2012	$ 156
2013	107
2014	88
2015	58
2016	40
Thereafter	89
Total minimum payments required	538
Less: Sublease rentals under non-cancelable leases	9
Net minimum payments required	529
Commitments and Contingencies (Textual)
Rent expense, net of sublease income	140	143	140
Total outstanding letters of credit	410	394
Outstanding letters of credit	3	17
Number of existing real estate lease agreements	2
Purchase price of property on or before expiration date	28
Residual guarantee amount	23
Maximum amount of supplemental rent payment	5
Term for operating lease agreements (in years)	15 years
Fair market value of simulator systems, Minimum	7
Fair market value of simulator systems, Maximum	21
Additional rent to be paid for simulator systems after expiration date	3
Kalitta Air damages, minimum	235
Pre-judgment interest in Kalitta Air damages, minimum	240
Escrow fund established in connection with the acquisition of CyTerra					15
Punitive damages sought						150
Compensatory damages				6.7
Aggregate residual guarantee amount	23
Total damages sought						315
Real Estate [Member]
Future minimum payments under non-cancelable operating leases
2012	145
2013	102
2014	86
2015	57
2016	40
Thereafter	89
Total minimum payments required	519
Less: Sublease rentals under non-cancelable leases	9
Net minimum payments required	510
Equipment [Member]
Future minimum payments under non-cancelable operating leases
2012	11
2013	5
2014	2
2015	1
Total minimum payments required	19
Net minimum payments required	$ 19

Pensions and Other Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in the consolidated balance sheets consist of:
Non-current liabilities	$ (1,137)	$ (943)
Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at the beginning of the year	2,365	1,964
Service cost	106	99	93
Interest cost	128	122	112
Plan participants' contributions	3	3
Amendments		(33)
Actuarial loss	174	284
Foreign currency exchange rate changes	(8)	9
Curtailments, settlements and special termination benefits	(1)
Benefits paid	(88)	(83)
Benefit obligation at the end of the year	2,679	2,365	1,964
Change in plan assets:
Fair value of plan assets at the beginning of the year	1,585	1,304
Actual return on plan assets	41	163
Employer contributions	176	186
Plan participants' contributions	3	3
Foreign currency exchange rate changes	(5)	12
Benefits paid	(88)	(83)
Fair value of plan assets at the end of the year	1,712	1,585	1,304
Funded status at the end of the year	(967)	(780)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	7	9
Current liabilities	(3)	(2)
Non-current liabilities	(971)	(787)
Total	(967)	(780)
Net loss and prior service cost balances in accumulated other comprehensive loss account
Net loss	929	712
Prior service (credit) cost	(11)	(12)
Total amount recognized	918	700
Pension plans with an ABO in excess of fair value of plan assets
Projected benefit obligation	2,656	2,216
Accumulated benefit obligation	2,280	1,875
Fair value of plan assets	1,686	1,441
Postretirement Benefit Plans [Member]
Change in benefit obligation:
Benefit obligation at the beginning of the year	203	188
Service cost	5	4	4
Interest cost	10	11	11
Plan participants' contributions	3	4
Actuarial loss	9	9
Foreign currency exchange rate changes	(1)	2
Curtailments, settlements and special termination benefits		(1)
Benefits paid	(13)	(14)
Benefit obligation at the end of the year	216	203	188
Change in plan assets:
Fair value of plan assets at the beginning of the year	39	33
Actual return on plan assets	1	3
Employer contributions	12	13
Plan participants' contributions	3	4
Benefits paid	(13)	(14)
Fair value of plan assets at the end of the year	42	39	33
Funded status at the end of the year	(174)	(164)
Amounts recognized in the consolidated balance sheets consist of:
Current liabilities	(8)	(8)
Non-current liabilities	(166)	(156)
Total	(174)	(164)
Net loss and prior service cost balances in accumulated other comprehensive loss account
Net loss	25	16
Prior service (credit) cost	(8)	(11)
Total amount recognized	$ 17	$ 5

Pensions and Other Employee Benefits (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans [Member]
Benefit obligations:
Discount rate	5.02%	5.57%
Rate of compensation increase	4.06%	4.50%
Components of net periodic benefit cost:
Service cost	$ 106	$ 99	$ 93
Interest cost	128	122	112
Expected return on plan assets	(139)	(112)	(91)
Amortization of prior service costs (credits)	1	3	4
Amortization of net loss (gain)	49	40	53
Curtailment or settlement loss (gain)		2	2
Net periodic benefit cost	145	154	173
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	266	234	(50)
Prior service (credit) cost	2	(33)	7
Amortization of net loss	(49)	(40)	(53)
Amortization of prior service (cost) credit	(1)	(3)	(4)
Total recognized in other comprehensive income	218	158	(100)
Total recognized in net periodic benefit cost and other comprehensive income	363	312	73
Postretirement Benefit Plans [Member]
Benefit obligations:
Discount rate	4.71%	5.40%
Rate of compensation increase	4.09%	4.50%
Components of net periodic benefit cost:
Service cost	5	4	4
Interest cost	10	11	11
Expected return on plan assets	(2)	(2)	(2)
Amortization of prior service costs (credits)	(3)	(3)	(2)
Amortization of net loss (gain)	1	1	(3)
Curtailment or settlement loss (gain)		(2)
Net periodic benefit cost	11	9	8
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	10	8	18
Prior service (credit) cost		2	(5)
Amortization of net loss	(1)	(1)	3
Amortization of prior service (cost) credit	3	3	2
Total recognized in other comprehensive income	12	12	18
Total recognized in net periodic benefit cost and other comprehensive income	$ 23	$ 21	$ 26

Pensions and Other Employee Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts expected to be amortized from accumulated other comprehensive (loss) income and recognized as components of net periodic benefit costs
Net loss	$ 71
Prior service cost (credit)	(1)
Total amount expected to be amortized	70
Effect of one percentage point change in assumed health care cost trend rates
Effect of one percentage point increase on total service and interest cost	1
Effect of one percentage point decrease on total service and interest cost	(1)
Effect of one percentage point increase on postretirement benefit obligations	10
Effect of one percentage point decrease on postretirement benefit obligations	(10)
Pension Plans [Member]
Amounts expected to be amortized from accumulated other comprehensive (loss) income and recognized as components of net periodic benefit costs
Net loss	69
Prior service cost (credit)	1
Total amount expected to be amortized	70
Net periodic benefit cost:
Discount rate	5.57%	6.26%	6.49%
Expected long-term return on plan assets	8.57%	8.55%	8.54%
Rate of compensation increase	4.50%	4.50%	4.50%
Postretirement Benefit Plans [Member]
Amounts expected to be amortized from accumulated other comprehensive (loss) income and recognized as components of net periodic benefit costs
Net loss	2
Prior service cost (credit)	$ (2)
Net periodic benefit cost:
Discount rate	5.40%	5.94%	6.74%
Expected long-term return on plan assets	6.20%	6.20%	6.18%
Rate of compensation increase	4.50%	4.50%	4.50%

Pensions and Other Employee Benefits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. based Pension Plans [Member]
Equity securities:
Fair value of company's plan assets	$ 1,460	$ 1,333
U.S. based Pension Plans [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	1,065	924
U.S. based Pension Plans [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	395	409
U.S. based Pension Plans [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | U.S. Equity [Member]
Equity securities:
Fair value of company's plan assets	712	642
U.S. based Pension Plans [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	712	642
U.S. based Pension Plans [Member] | U.S. Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | International Equity [Member]
Equity securities:
Fair value of company's plan assets	165	163
U.S. based Pension Plans [Member] | International Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	65	50
U.S. based Pension Plans [Member] | International Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	100	113
U.S. based Pension Plans [Member] | International Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Fixed Income - Investment Grade [Member]
Equity securities:
Fair value of company's plan assets	374	307
U.S. based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	188	154
U.S. based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	186	153
U.S. based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Fixed Income - High Yield [Member]
Equity securities:
Fair value of company's plan assets	86	82
U.S. based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	86	82
U.S. based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Real Estate Investment Trusts [Member]
Equity securities:
Fair value of company's plan assets	100	78
U.S. based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	100	78
U.S. based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Other [Member]
Equity securities:
Fair value of company's plan assets	23	61
U.S. based Pension Plans [Member] | Other [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. based Pension Plans [Member] | Other [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	23	61
U.S. based Pension Plans [Member] | Other [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member]
Equity securities:
Fair value of company's plan assets	252	252
Canadian based Pension Plans [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	124	71
Canadian based Pension Plans [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	128	181
Canadian based Pension Plans [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | U.S. Equity [Member]
Equity securities:
Fair value of company's plan assets	40	43
Canadian based Pension Plans [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	29	32
Canadian based Pension Plans [Member] | U.S. Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	11	11
Canadian based Pension Plans [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | International Equity [Member]
Equity securities:
Fair value of company's plan assets	109	106
Canadian based Pension Plans [Member] | International Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	90	35
Canadian based Pension Plans [Member] | International Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	19	71
Canadian based Pension Plans [Member] | International Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - Investment Grade [Member]
Equity securities:
Fair value of company's plan assets	93	92
Canadian based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	93	92
Canadian based Pension Plans [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - High Yield [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Real Estate Investment Trusts [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
Canadian based Pension Plans [Member] | Other [Member]
Equity securities:
Fair value of company's plan assets	10	11
Canadian based Pension Plans [Member] | Other [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	5	4
Canadian based Pension Plans [Member] | Other [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	5	7
Canadian based Pension Plans [Member] | Other [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets	0
U.S. [Member]
Allowable range for each major category of the plans' assets and weighted-average asset allocations by asset category
Domestic equity	49.00%	48.00%
Domestic equity, minimum range	30.00%
Domestic equity, maximum range	60.00%
International equity	11.00%	12.00%
International equity, minimum range	10.00%
International equity, maximum range	20.00%
Fixed income securities	31.00%	29.00%
Fixed income securities, minimum range	20.00%
Fixed income securities, maximum range	40.00%
Real estate securities	7.00%	6.00%
Real estate securities, minimum range	0.00%
Real estate securities, maximum range	15.00%
Other, primarily cash and cash equivalents	2.00%	5.00%
Other, primarily cash and cash equivalents, minimum range	0.00%
Other, primarily cash and cash equivalents, maximum range	15.00%
Total	100.00%	100.00%
Canada [Member]
Allowable range for each major category of the plans' assets and weighted-average asset allocations by asset category
Domestic equity	17.00%	21.00%
Domestic equity, minimum range	15.00%
Domestic equity, maximum range	30.00%
International equity	42.00%	38.00%
International equity, minimum range	20.00%
International equity, maximum range	50.00%
Fixed income securities	37.00%	36.00%
Fixed income securities, minimum range	25.00%
Fixed income securities, maximum range	55.00%
Real estate securities	0.00%
Real estate securities, minimum range	0.00%
Real estate securities, maximum range	0.00%
Other, primarily cash and cash equivalents	4.00%	5.00%
Other, primarily cash and cash equivalents, minimum range	0.00%
Other, primarily cash and cash equivalents, maximum range	15.00%
Total	100.00%	100.00%
Postretirement Benefit Plans Assets [Member]
Equity securities:
Fair value of company's plan assets	42	39
Postretirement Benefit Plans Assets [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	37	34
Postretirement Benefit Plans Assets [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	5	5
Postretirement Benefit Plans Assets [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member]
Equity securities:
Fair value of company's plan assets	24	22
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	24	22
Postretirement Benefit Plans Assets [Member] | U.S. Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | International Equity [Member]
Equity securities:
Fair value of company's plan assets	2	2
Postretirement Benefit Plans Assets [Member] | International Equity [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | International Equity [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | International Equity [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member]
Equity securities:
Fair value of company's plan assets	13	12
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	11	10
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	2	2
Postretirement Benefit Plans Assets [Member] | Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets
Postretirement Benefit Plans Assets [Member] | Other [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Other [Member] | Level 2 [Member]
Equity securities:
Fair value of company's plan assets	1	1
Postretirement Benefit Plans Assets [Member] | Other [Member] | Level 3 [Member]
Equity securities:
Fair value of company's plan assets

Pensions and Other Employee Benefits (Details 4) (Multiemployer Plans, Pension [Member], Plan Information Available [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash contributions and expenses under multi-employer benefit plans
Contributions by L-3 Communications	$ 19	$ 17	$ 15
IAM National Pension Fund [Member]
Cash contributions and expenses under multi-employer benefit plans
EIN/Pension Plan Number	51-6031295/002
Pension Protection Act Zone Status	Green	Green
FIP/RP Status Pending/Implemented	No
Contributions by L-3 Communications	19	17	15
Surcharge Imposed	No
Expiration Date of Collective-Bargaining Agreement, First	Jan 30, 2012
Expiration Date of Collective-Bargaining Agreement, Last	Dec 1, 2014
Other Pension Funds [Member]
Cash contributions and expenses under multi-employer benefit plans
Contributions by L-3 Communications

Pensions and Other Employee Benefits (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Pension Plans [Member]
Estimated Future Benefit Payments
2012	$ 102
2013	99
2014	110
2015	119
2016	128
Years 2017-2021	809
Postretirement Benefit Plans [Member]
Estimated Future Benefit Payments
2012	12
2013	13
2014	13
2015	14
2016	14
Years 2017-2021	83
Subsidy Receipts, 2012	1
Subsidy Receipts, 2013	1
Subsidy Receipts, 2014	1
Subsidy Receipts, 2015	1
Subsidy Receipts, 2016	1
Subsidy Receipts, Years 2017-2021	$ 5

Pensions and Other Employee Benefits (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Fund	Dec. 31, 2010	Dec. 31, 2009
Pensions and Other Employee Benefits (Textual)
Health care cost trend in 2012	9.00%
Health care cost trend in 2020 and thereafter	5.00%
Company's matching contributions in L-3 Holdings' common stock and cash, continuing operations	$ 113	$ 120	$ 114
Company's matching contributions in L-3 Holdings' common stock and cash, discontinuing operations	24	27	29
Minimum percentage funded to have green zone status rating	80.00%
Period of amortization of pension fund	5 years
Percentage of total plan contributions	5.00%
Percentage of contributions from reportable segment	80.00%
Number of pension funds included in Other Pension Funds	3
Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Aggregate accumulated benefit obligation (ABO)	2,298	2,004
Assumptions used to determine benefit obligations, Weighted average discount rate	5.02%	5.57%
Assumptions used to determine benefit obligations, Rate of compensation increase	4.06%	4.50%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.57%	6.26%	6.49%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	8.57%	8.55%	8.54%
Contributions to plans	173
U.S. based Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	5.10%	5.60%
Assumptions used to determine benefit obligations, Rate of compensation increase	4.00%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.60%	6.30%	6.40%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	8.75%	8.75%	8.75%
Percentage of mutual fund in total investment in fixed income - investment grade securities	50.00%	50.00%
Percentage of pooled bond funds in total investment in fixed income - investment grade securities	50.00%	50.00%
Canadian based Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	4.40%	5.40%
Assumptions used to determine benefit obligations, Rate of compensation increase	4.50%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	6.10%	7.40%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	7.50%	7.50%	7.50%
German based Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	5.10%	5.40%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	5.80%	6.20%
Postretirement Benefit Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	4.71%	5.40%
Assumptions used to determine benefit obligations, Rate of compensation increase	4.09%	4.50%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	5.94%	6.74%
Assumptions used to determine net periodic benefit cost, Weighted average expected long-term return on plan assets	6.20%	6.20%	6.18%
Percentage of mutual fund in total investment in fixed income - investment grade securities	85.00%	83.00%
Percentage of pooled bond funds in total investment in fixed income - investment grade securities	15.00%	17.00%
Contributions to plans	$ 13
U.S. based Postretirement Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	4.80%	5.40%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	5.90%	6.60%
Canadian based Postretirement Pension Plans [Member]
Pensions and Other Employee Benefits (Textual)
Assumptions used to determine benefit obligations, Weighted average discount rate	4.30%	5.40%
Assumptions used to determine net periodic benefit cost, Weighted average discount rate	5.40%	6.10%	7.40%

Supplemental Cash Flow Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplemental Cash Flow Information
Interest paid on outstanding debt	$ 238	$ 233	$ 237
Income tax payments	273	341	387
Income tax refunds	$ 18	$ 12	$ 13

Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Sales
Products									$ 7,552	$ 7,580	$ 7,502
Services									5,606	5,810	5,645
Net sales									13,158	13,390	13,147
Operating Income
Operating income	354	359	350	336	391	365	371	358	1,399	1,485	1,367
Impairment charge									43
Depreciation and amortization
Depreciation and amortization									230	212	198
Capital Expenditures
Capital Expenditures									187	178	180
Total Assets
Assets of Discontinued Operations	1,729				1,762				1,729	1,762	1,865
Total Assets	15,497				15,451				15,497	15,451	14,875
Electronic Systems [Member]
Net Sales
Products									4,737	4,872	4,864
Services									1,037	1,020	1,097
Operating Income
Operating income									719	794	694
Impairment charge									43
Depreciation and amortization
Depreciation and amortization									148	133	121
Capital Expenditures
Capital Expenditures									97	106	99
Total Assets
Total Assets	7,555				7,812				7,555	7,812	6,915
C3ISR [Member]
Net Sales
Products									2,005	1,867	1,961
Services									1,488	1,390	1,009
Operating Income
Operating income									394	365	318
Depreciation and amortization
Depreciation and amortization									44	41	40
Capital Expenditures
Capital Expenditures									71	62	57
Total Assets
Total Assets	2,022				1,919				2,022	1,919	1,704
AM&M [Member]
Net Sales
Products									751	811	688
Services									1,898	2,220	2,260
Operating Income
Operating income									228	225	238
Depreciation and amortization
Depreciation and amortization									19	19	19
Capital Expenditures
Capital Expenditures									13	6	15
Total Assets
Total Assets	1,922				1,962				1,922	1,962	1,915
NSS [Member]
Net Sales
Products									153	187	161
Services									1,465	1,458	1,408
Operating Income
Operating income									101	101	117
Depreciation and amortization
Depreciation and amortization									19	19	18
Capital Expenditures
Capital Expenditures									5	4	5
Total Assets
Total Assets	1,317				1,418				1,317	1,418	1,324
Segment Total [Member]
Operating Income
Operating income									1,442	1,485	1,367
Elimination of intercompany sales [Member]
Net Sales
Products									(94)	(157)	(172)
Services									(282)	(278)	(129)
Corporate [Member]
Capital Expenditures
Capital Expenditures									1		4
Total Assets
Total Assets	$ 952				$ 578				$ 952	$ 578	$ 1,152

Segment Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's sales attributable to U.S. customers and foreign customers
Net sales	$ 13,158	$ 13,390	$ 13,147
U.S. [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	11,068	11,490	11,208
Canada [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	328	305	283
United Kingdom [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	310	231	172
Germany [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	246	215	276
Australia [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	118	164	176
Italy [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	98	68	76
South Korea [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	93	100	132
China [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	73	65	63
Other [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	824	752	761
Total Foreign [Member]
Company's sales attributable to U.S. customers and foreign customers
Net sales	$ 2,090	$ 1,900	$ 1,939

Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales to principal customers
Net sales	$ 13,158	$ 13,390	$ 13,147
U.S. Government agencies [Member]
Net sales to principal customers
Net sales	10,439	10,803	10,580
Commercial [Member]
Net sales to principal customers
Net sales	1,527	1,446	1,490
Allied foreign governments [Member]
Net sales to principal customers
Net sales	$ 1,192	$ 1,141	$ 1,077

Segment Information (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information (Textual)
Number of segments	4
Corporate expenses	$ 26	$ 32	$ 29
Sales reclassified from C3ISR segment to Electronic Systems segment as a result of business unit re-alignments	88	111	94
Operating income reclassified from C3ISR segment to Electronic Systems segment as a result of business unit re-alignments	10	19	15
Assets reclassified from C3ISR segment to Electronic Systems segment as a result of business unit re-alignments	124	130	151
Sales reclassified from NSS segment to Electronic Systems segment as a result of business unit re-alignments		113	141
Sales reclassified from C3ISR segment to NSS segment as a result of business unit re-alignments		76	78
Operating income reclassified from NSS segment to Electronic Systems segment as a result of business unit re-alignments		7	16
Operating income reclassified from C3ISR segment to NSS segment as a result of business unit re-alignments		4	5
Assets reclassified from NSS segment to Electronic Systems segment as a result of business unit re-alignments		133	171
Assets reclassified from C3ISR segment to NSS segment as a result of business unit re-alignments		$ 19	$ 19

Employee Severance and Termination Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	$ 20	$ 17
Electronic Systems [Member]
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	15	11
C3ISR [Member]
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	1	3
AM&M [Member]
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	3	3
NSS [Member]
Employee severance and other termination costs incurred by reportable segment
Employee severance and other related termination costs	$ 1

Employee Severance and Termination Costs (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Employee	Dec. 31, 2010 Employee
Employee Severance and Termination Costs (Textual)
Employee severance and other related termination costs	$ 20	$ 17
Number of employees terminated	1,200	700
Remaining balance of employee severance and other related termination costs to be paid	$ 11	$ 12

Unaudited Quarterly Financial Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's unaudited quarterly results of operations
Sales	$ 3,543	$ 3,301	$ 3,248	$ 3,066	$ 3,687	$ 3,255	$ 3,377	$ 3,071
Operating income	354	359	350	336	391	365	371	358	1,399	1,485	1,367
Income from continuing operations	254	214	217	179	236	201	193	194	864	824	757
Net income	277	238	246	207	272	241	231	222	968	966	911
Net income attributable to L-3	$ 274	$ 235	$ 243	$ 204	$ 268	$ 238	$ 228	$ 221	$ 956	$ 955	$ 901
Basic EPS from continuing operations	$ 2.52	$ 2.05	$ 2.02	$ 1.62	$ 2.06	$ 1.74	$ 1.65	$ 1.65	$ 8.17	$ 7.09	$ 6.34
Basic EPS	$ 2.75	$ 2.27	$ 2.28	$ 1.87	$ 2.38	$ 2.08	$ 1.97	$ 1.89	$ 9.14	$ 8.31	$ 7.65
Diluted EPS from continuing operations	$ 2.49	$ 2.02	$ 2	$ 1.61	$ 2.05	$ 1.73	$ 1.63	$ 1.63	$ 8.08	$ 7.04	$ 6.3
Diluted EPS	$ 2.72	$ 2.24	$ 2.26	$ 1.85	$ 2.37	$ 2.07	$ 1.95	$ 1.87	$ 9.03	$ 8.25	$ 7.61

Financial Information of L-3 Communications and Its Subsidiaries (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended											12 Months Ended										12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 L-3 Holdings' Common Stock [Member]	Dec. 31, 2010 L-3 Holdings' Common Stock [Member]	Dec. 31, 2009 L-3 Holdings' Common Stock [Member]	Dec. 31, 2008 L-3 Holdings' Common Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2009 Treasury Stock [Member]	Dec. 31, 2008 Treasury Stock [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2009 Retained Earnings [Member]	Dec. 31, 2011 L-3 Communications [Member]	Dec. 31, 2010 L-3 Communications [Member]	Dec. 31, 2009 L-3 Communications [Member]	Dec. 31, 2011 L-3 Communications [Member] L-3 Holdings' Common Stock [Member]	Dec. 31, 2010 L-3 Communications [Member] L-3 Holdings' Common Stock [Member]	Dec. 31, 2009 L-3 Communications [Member] L-3 Holdings' Common Stock [Member]	Dec. 31, 2008 L-3 Communications [Member] L-3 Holdings' Common Stock [Member]	Dec. 31, 2011 L-3 Communications [Member] Additional Paid-in Capital [Member]	Dec. 31, 2010 L-3 Communications [Member] Additional Paid-in Capital [Member]	Dec. 31, 2009 L-3 Communications [Member] Additional Paid-in Capital [Member]	Dec. 31, 2011 L-3 Communications [Member] Retained Earnings [Member]	Dec. 31, 2010 L-3 Communications [Member] Retained Earnings [Member]	Dec. 31, 2009 L-3 Communications [Member] Retained Earnings [Member]	Dec. 31, 2011 L-3 Communications [Member] Accumulated Other Comprehensive (Loss) Income [Member]	Dec. 31, 2010 L-3 Communications [Member] Accumulated Other Comprehensive (Loss) Income [Member]	Dec. 31, 2009 L-3 Communications [Member] Accumulated Other Comprehensive (Loss) Income [Member]
Condensed Combining Statements of Equity
Beginning Balance																							$ 6,764	$ 6,567	$ 5,858					$ 4,801	$ 4,449	$ 4,136	$ 2,219	$ 2,284	$ 2,054	$ (256)	$ (166)	$ (332)
Beginning Balance, Shares												99	108.6	115.4	118.6											100	100	100	100
Net income attributable to L-3	277	238	246	207	272	241	231	222	968	966	911									956	955	901	956	955	901								956	955	901
Contributions from L-3 Holdings																							263	352	313					263	352	313
Dividends to L-3 Holdings																							(1,157)	(1,018)	(670)								(1,157)	(1,018)	(670)
Comprehensive income (loss)									(198)	(90)	166												(198)	(90)	166											(198)	(90)	166
Other																							7	(2)	(1)								7	(2)	(1)
Ending Balance																							$ 6,635	$ 6,764	$ 6,567					$ 5,064	$ 4,801	$ 4,449	$ 2,025	$ 2,219	$ 2,284	$ (454)	$ (256)	$ (166)
Ending Balance, Shares												99	108.6	115.4	118.6											100	100	100	100

Financial Information of L-3 Communications and Its Subsidiaries (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 764	$ 607	$ 1,016	$ 867
Billed receivables, net	1,103	1,164
Contracts in process	2,351	2,264
Other current assets	640	634
Assets of discontinued operations	1,729	1,762	1,865
Total current assets	6,587	6,431
Goodwill	7,472	7,505	6,965
Other assets	1,438	1,515
Total assets	15,497	15,451	14,875
Current Liabilities	2,466
Liabilities of discontinued operations	351	349
Current portion of long-term debt		11
Other current liabilities		2,495
Other long-term liabilities	1,831	1,615
Long-term debt	4,125	4,126
Total liabilities	8,773	8,596
L-3 shareholders' equity	6,635	6,764
Noncontrolling interests	89	91
Total equity	6,724	6,855	6,660	5,941
Total liabilities and equity	15,497	15,451
L-3 Holdings (Parent) [Member]
Current assets:
Investment in and amounts due from consolidated subsidiaries	7,324	7,462
Total assets	7,324	7,462
Current portion of long-term debt		11
Long-term debt	689	687
Total liabilities	689	698
L-3 shareholders' equity	6,635	6,764
Total equity	6,635	6,764
Total liabilities and equity	7,324	7,462
L-3 Communications [Member]
Current assets:
Cash and cash equivalents	644	251	759	678
Billed receivables, net	367	378
Contracts in process	860	812
Other current assets	313	332
Assets of discontinued operations	1,729	1,762
Total current assets	3,913	3,535
Goodwill	1,909	1,897
Other assets	731	770
Investment in and amounts due from consolidated subsidiaries	6,915	7,255
Total assets	13,468	13,457
Current Liabilities	848
Liabilities of discontinued operations	351	349
Current portion of long-term debt		11
Other current liabilities		903
Other long-term liabilities	1,509	1,304
Long-term debt	4,125	4,126
Total liabilities	6,833	6,693
L-3 shareholders' equity	6,635	6,764
Total equity	6,635	6,764
Total liabilities and equity	13,468	13,457
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents			1	2
Billed receivables, net	532	568
Contracts in process	1,234	1,243
Other current assets	135	138
Total current assets	1,901	1,949
Goodwill	4,415	4,448
Other assets	522	565
Investment in and amounts due from consolidated subsidiaries	1,553	885
Total assets	8,391	7,847
Current Liabilities	1,174
Other current liabilities		1,157
Other long-term liabilities	231	222
Total liabilities	1,405	1,379
L-3 shareholders' equity	6,986	6,468
Total equity	6,986	6,468
Total liabilities and equity	8,391	7,847
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	222	473	370	235
Billed receivables, net	204	218
Contracts in process	257	209
Other current assets	192	164
Total current assets	875	1,064
Goodwill	1,148	1,160
Other assets	185	180
Total assets	2,208	2,404
Current Liabilities	546
Other current liabilities		552
Amounts due to consolidated subsidiaries	238	362
Other long-term liabilities	91	89
Total liabilities	875	1,003
L-3 shareholders' equity	1,333	1,401
Total equity	1,333	1,401
Total liabilities and equity	2,208	2,404
Eliminations [Member]
Current assets:
Cash and cash equivalents	(102)	(117)	(114)	(48)
Total current assets	(102)	(117)
Investment in and amounts due from consolidated subsidiaries	(15,792)	(15,602)
Total assets	(15,894)	(15,719)
Current Liabilities	(102)
Current portion of long-term debt		(11)
Other current liabilities		(117)
Amounts due to consolidated subsidiaries	(238)	(362)
Long-term debt	(689)	(687)
Total liabilities	(1,029)	(1,177)
L-3 shareholders' equity	(14,954)	(14,633)
Noncontrolling interests	89	91
Total equity	(14,865)	(14,542)
Total liabilities and equity	$ (15,894)	$ (15,719)

Financial Information of L-3 Communications and Its Subsidiaries (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Combining Statements of Operations:
Net sales									$ 13,158	$ 13,390	$ 13,147
Cost of sales									11,716	11,905	11,780
Impairment charge									43
Operating (loss) income	354	359	350	336	391	365	371	358	1,399	1,485	1,367
Interest and other income, net										21	19
Interest expense									204	236	245
Debt retirement charge									35	18	10
(Loss) income from continuing operations before income taxes									1,160	1,252	1,131
(Benefit) provision for income taxes									296	428	374
Income from continuing operations	254	214	217	179	236	201	193	194	864	824	757
Income from discontinued operations, net of tax									104	142	154
Net income	277	238	246	207	272	241	231	222	968	966	911
Net income attributable to noncontrolling interests									12	11	10
Net income attributable to L-3	274	235	243	204	268	238	228	221	956	955	901
Comprehensive income attributable to L-3									758	865	1,067
L-3 Holdings (Parent) [Member]
Condensed Combining Statements of Operations:
Cost of sales									57	73	65
Operating (loss) income									(57)	(73)	(65)
Interest expense									23	46	45
(Loss) income from continuing operations before income taxes									(80)	(119)	(110)
(Benefit) provision for income taxes									(20)	(41)	(36)
Equity in net income of consolidated subsidiaries									1,016	1,033	975
Income from continuing operations									956	955	901
Net income									956	955	901
Net income attributable to L-3									956	955	901
Comprehensive income attributable to L-3									758	865	1,067
L-3 Communications [Member]
Condensed Combining Statements of Operations:
Net sales									3,735	3,794	3,846
Cost of sales									3,335	3,310	3,404
Impairment charge									43
Operating (loss) income									357	484	442
Interest and other income, net									14	24	21
Interest expense									201	235	244
Debt retirement charge									35	18	10
(Loss) income from continuing operations before income taxes									135	255	209
(Benefit) provision for income taxes									34	87	69
Equity in net income of consolidated subsidiaries									751	645	607
Income from continuing operations									852	813	747
Income from discontinued operations, net of tax									104	142	154
Net income									956	955	901
Net income attributable to L-3									956	955	901
Comprehensive income attributable to L-3									758	865	1,067
Guarantor Subsidiaries [Member]
Condensed Combining Statements of Operations:
Net sales									7,573	7,908	7,652
Cost of sales									6,853	7,193	6,967
Operating (loss) income									720	715	685
Interest and other income, net									(15)	(1)	1
Interest expense									1
(Loss) income from continuing operations before income taxes									704	714	686
(Benefit) provision for income taxes									180	244	227
Income from continuing operations									524	470	459
Net income									524	470	459
Net income attributable to L-3									524	470	459
Comprehensive income attributable to L-3									514	497	476
Non-Guarantor Subsidiaries [Member]
Condensed Combining Statements of Operations:
Net sales									2,190	2,001	1,935
Cost of sales									1,868	1,715	1,695
Operating (loss) income									322	286	240
Interest and other income, net									4	3	2
Interest expense									5	6	6
(Loss) income from continuing operations before income taxes									321	283	236
(Benefit) provision for income taxes									82	97	78
Income from continuing operations									239	186	158
Net income									239	186	158
Net income attributable to L-3									239	186	158
Comprehensive income attributable to L-3									218	220	206
Eliminations [Member]
Condensed Combining Statements of Operations:
Net sales									(340)	(313)	(286)
Cost of sales									(397)	(386)	(351)
Operating (loss) income									57	73	65
Interest and other income, net									(3)	(5)	(5)
Interest expense									(26)	(51)	(50)
(Loss) income from continuing operations before income taxes									80	119	110
(Benefit) provision for income taxes									20	41	36
Equity in net income of consolidated subsidiaries									(1,767)	(1,678)	(1,582)
Income from continuing operations									(1,707)	(1,600)	(1,508)
Net income									(1,707)	(1,600)	(1,508)
Net income attributable to noncontrolling interests									12	11	10
Net income attributable to L-3									(1,719)	(1,611)	(1,518)
Comprehensive income attributable to L-3									$ (1,490)	$ (1,582)	$ (1,749)

Financial Information of L-3 Communications and Its Subsidiaries (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net cash from operating activities from continuing operations	$ 1,231	$ 1,270	$ 1,147
Investing activities:
Business acquisitions, net of cash acquired	(20)	(756)	(86)
Other investing activities	(179)	(188)	(176)
Net cash used in investing activities from continuing operations	(199)	(944)	(262)
Financing activities:
Proceeds from sale of senior notes	1,143	797	996
Repayment of borrowings under term loan facility			(650)
Redemption of senior subordinated notes	(1,150)	(800)	(750)
Redemption of CODES	(11)
Redemption of senior subordinated notes and CODES	(1,161)
Common stock repurchased	(958)	(834)	(505)
Dividends paid on L-3 Holdings' common stock	(188)	(184)	(165)
Other financing activities	45	104	70
Net cash used in financing activities from continuing operations	(1,119)	(917)	(1,004)
Effect of foreign currency exchange rate changes on cash	(4)	(7)	19
Net increase in cash and cash equivalents of discontinued operations	248	189	249
Net (decrease) increase in cash	157	(409)	149
Cash and cash equivalents, beginning of the year	607	1,016	867
Cash and cash equivalents, end of the year	764	607	1,016
L-3 Holdings (Parent) [Member]
Operating activities:
Net cash from operating activities from continuing operations	1,157	1,018	670
Investing activities:
Investments in L-3 Communications	(55)	(116)	(87)
Net cash used in investing activities from continuing operations	(55)	(116)	(87)
Financing activities:
Redemption of CODES	(11)
Common stock repurchased	(958)	(834)	(505)
Dividends paid on L-3 Holdings' common stock	(188)	(184)	(165)
Other financing activities	55	116	87
Net cash used in financing activities from continuing operations	(1,102)	(902)	(583)
L-3 Communications [Member]
Operating activities:
Net cash from operating activities from continuing operations	476	302	150
Investing activities:
Business acquisitions, net of cash acquired	(20)	(756)	(86)
Other investing activities	(84)	(89)	(66)
Net cash used in investing activities from continuing operations	(104)	(845)	(152)
Financing activities:
Proceeds from sale of senior notes	1,143	797	996
Repayment of borrowings under term loan facility			(650)
Redemption of senior subordinated notes	(1,150)	(800)	(750)
Dividends paid to L-3 Holdings	(1,157)	(1,018)	(670)
Investments from L-3 Holdings	55	116	87
Other financing activities	882	751	821
Net cash used in financing activities from continuing operations	(227)	(154)	(166)
Net increase in cash and cash equivalents of discontinued operations	248	189	249
Net (decrease) increase in cash	393	(508)	81
Cash and cash equivalents, beginning of the year	251	759	678
Cash and cash equivalents, end of the year	644	251	759
Guarantor Subsidiaries [Member]
Operating activities:
Net cash from operating activities from continuing operations	792	761	819
Investing activities:
Other investing activities	(75)	(91)	(96)
Net cash used in investing activities from continuing operations	(75)	(91)	(96)
Financing activities:
Other financing activities	(717)	(671)	(724)
Net cash used in financing activities from continuing operations	(717)	(671)	(724)
Net (decrease) increase in cash		(1)	(1)
Cash and cash equivalents, beginning of the year		1	2
Cash and cash equivalents, end of the year			1
Non-Guarantor Subsidiaries [Member]
Operating activities:
Net cash from operating activities from continuing operations	220	230	244
Investing activities:
Other investing activities	(20)	(8)	(14)
Net cash used in investing activities from continuing operations	(20)	(8)	(14)
Financing activities:
Other financing activities	(447)	(112)	(114)
Net cash used in financing activities from continuing operations	(447)	(112)	(114)
Effect of foreign currency exchange rate changes on cash	(4)	(7)	19
Net (decrease) increase in cash	(251)	103	135
Cash and cash equivalents, beginning of the year	473	370	235
Cash and cash equivalents, end of the year	222	473	370
Eliminations [Member]
Operating activities:
Net cash from operating activities from continuing operations	(1,414)	(1,041)	(736)
Investing activities:
Investments in L-3 Communications	55	116	87
Net cash used in investing activities from continuing operations	55	116	87
Financing activities:
Dividends paid to L-3 Holdings	1,157	1,018	670
Investments from L-3 Holdings	(55)	(116)	(87)
Other financing activities	272	20
Net cash used in financing activities from continuing operations	1,374	922	583
Net (decrease) increase in cash	15	(3)	(66)
Cash and cash equivalents, beginning of the year	(117)	(114)	(48)
Cash and cash equivalents, end of the year	$ (102)	$ (117)	$ (114)